AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2010
                                File No. 33-67386
                                File No. 811-9154
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                         POST-EFFECTIVE AMENDMENT NO. 23

                                   ON FORM N-6

     TO REGISTRATION STATEMENT ON FORM S-6 UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 49

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-865-5237
                (Name and Complete Address of Agent for Service)

 -------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:


            immediately upon filing pursuant to paragraph (b) of Rule 485
     /X/    on April 30, 2010, pursuant to paragraph (b) of Rule 485
            60 days after filing pursuant to paragraph (a) of Rule 485 on --------- pursuant to paragraph (a) of Rule 485



The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

     INVESTOR'S SELECT VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUS



          Flexible Premium Variable Universal Life Insurance Policies



                                   Issued by:

                          Lincoln Benefit Life Company



                              In connection with:

                   Lincoln Benefit Life Variable Life Account



                                Street Address:

                              2940 S. 84th Street

                             Lincoln, NE 68506-4142



                                Mailing Address:

                                 P.O. Box 80469

                             Lincoln, NE 68501-0469



                       Telephone Number:  1-800-865-5237

                          Fax Number:  1-877-525-2689



This Prospectus describes information you should know before you purchase the Investor's Select Flexible Premium Variable Universal Life Insurance Policy.
 Please read it carefully and retain it for your records.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. EFFECTIVE DECEMBER 31, 2003, THIS PRODUCT IS NO LONGER BEING OFFERED FOR SALE.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                 THE DATE OF THIS PROSPECTUS IS APRIL 30, 2010


                                 1  PROSPECTUS

TABLE OF CONTENTS
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                                                                        PAGE

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SUMMARY
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  Description of the Policy and Policy Benefits                         3
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  Risks of the Policy                                                   5
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  The Portfolios and Associated Risks                                   6
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FEE TABLES
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  Transaction Fees                                                      7
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  Periodic Charges Other Than Portfolio Operating Expenses              8
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  Optional Benefit Charges                                              9
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  Portfolio Total Annual Operating Expenses                             10
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PURCHASE OF POLICY AND PREMIUMS
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  Application for a Policy                                              10
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  Premium Payments                                                      10
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  Premium Limits                                                        11
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  Monthly Guarantee Premiums                                            11
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  Lifetime Guarantee Premium                                            11
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  Safety Net Premium                                                    11
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  Modified Endowment Contracts                                          11
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  Allocation of Premiums                                                12
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POLICY VALUE
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  General                                                               12
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  Accumulation Units                                                    12
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  Accumulation Unit Value                                               12
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  Postponement of Payments                                              13
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TRANSFERS
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  General                                                               13
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  Transfers Authorized by Telephone                                     13
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  Dollar Cost Averaging                                                 14
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  Portfolio Rebalancing                                                 14
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  Market Timing & Excessive Trading                                     15
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  Trading Limitations                                                   15
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  Agreements to Share Information with Funds                            16
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  Short Term Trading Fees                                               16
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INVESTMENT AND FIXED ACCOUNT OPTIONS
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  The Sub-Accounts and the Portfolios                                   16
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  Voting Rights                                                         19
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  Additions, Deletions and Substitutions of Securities                  20
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  The Fixed Account                                                     20
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  SelectBalance/SM/ Asset Allocation Program                            20
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DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
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  Death Benefits                                                        21
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  Death Benefit Options                                                 21
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  Change to Death Benefit Option                                        22
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  Change to Face Amount                                                 22
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                                                                        PAGE

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  Optional Insurance Benefits                                           23
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POLICY LOANS
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  General                                                               24
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  Loan Interest                                                         24
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  Loan Repayment                                                        24
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  Pre-Existing Loan                                                     24
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  Effect on Policy Value                                                25
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SURRENDERS AND WITHDRAWALS
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  Surrenders                                                            25
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  Partial Withdrawal                                                    25
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SETTLEMENT OPTIONS                                                      26
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MATURITY                                                                26
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LAPSE AND REINSTATEMENT
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  Lapse and Grace Period                                                26
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  Reinstatement                                                         27
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CANCELLATION AND CONVERSION RIGHTS
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  "Free Look" Period                                                    27
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  Conversion                                                            27
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CHARGES AND DEDUCTIONS
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  Premium Charge                                                        27
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  Monthly Deduction                                                     27
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  Policy Fee                                                            27
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  Administrative Expense Charge                                         27
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  Risk Charge                                                           28
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  Cost of Insurance Charge                                              28
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  Rider Charges                                                         29
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  Separate Account Income Taxes                                         29
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  Portfolio Charges                                                     29
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  Surrender Charge                                                      29
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  Transfer Fee                                                          30
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GENERAL POLICY PROVISIONS
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  Beneficiaries                                                         30
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  Assignment                                                            30
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  Dividends                                                             30
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ABOUT US
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  Lincoln Benefit Life Company                                          30
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  The Separate Account                                                  30
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FEDERAL TAXES
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  Introduction                                                          31
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  Taxation of the Company and the Separate Account                      31
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  Taxation of Policy Benefits                                           31
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  Employer Owned Life Insurance (a.k.a. "COLI")                         32
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  Modified Endowment Contracts                                          32
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  Income Tax Withholding                                                33
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                                 2  PROSPECTUS

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  Diversification Requirements                                          33
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  Ownership Treatment                                                   33
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LEGAL PROCEEDINGS                                                       33
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LEGAL MATTERS                                                           34
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FINANCIAL STATEMENTS                                                    34
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GLOSSARY OF SPECIAL TERMS                                               34
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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 34 of this prospectus.


SUMMARY
--------------------------------------------------------------------------------


DESCRIPTION OF THE POLICY AND POLICY BENEFITS
1.   WHAT IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2.   WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums.
 You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured's age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Guaranteed Minimum Death Benefit ("GMDB") feature you must pay the cumulative monthly guarantee premiums due. If you allow the GMDB feature to terminate, you must pay enough Premium so that your Lapse Determination Value can pay Monthly Deductions. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page 10 and "Federal Taxes" beginning on page 31.

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Tax Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see "Federal Taxes - Modified Endowment Contracts" on page 32.

3.   WHAT IS THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Sub-Accounts, and provide a Guaranteed Minimum Death Benefit for either:

  (a) the Insured's lifetime; or

  (b) for issue ages 0-55: to the Insured's Attained Age 65;

  (c) for issue ages 56-70: 10 Policy Years; or

  (d) for issue ages 71-79: to the Insured's Attained Age 80 so long as you pay the appropriate monthly guarantee premium. For additional discussion, see "Purchase of Policy and Premiums - Monthly Guarantee Premiums" on page 11.

4.   HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Sub-Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Charges and Deductions" on page 27. For additional discussion of your Policy Value, please see "Policy Value" on page 12.

5.   WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers multiple investment options, each of which is a Sub-Account. You may invest in up to twenty-one (21) Sub-Accounts or twenty
(20) Sub-Accounts plus the Fixed Account. Each Sub-Account invests in a single Portfolio. See "Investment and Fixed


                                 3  PROSPECTUS

Account Options - The Sub-Accounts and the Portfolios" on page 16 for a listing of the Sub-Accounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page 5 and "Transfers - Trading Limitations" on page 15.

6.   HOW ARE MY PREMIUMS ALLOCATED?

Before your Premiums are allocated to the Policy Value, we deduct a 2.5% Premium Charge. For more detail, see "Charges and Deductions" on page 27. The amount remaining after the deduction of the Premium Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the front cover of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page 12.

Generally, we allocate your initial Premiums to the Sub-Accounts and the Fixed Account when we have received your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Sub-Accounts as described in "Purchase of Policy and Premiums - Allocation of Premiums" on page 12. Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7.   MAY I TRANSFER POLICY VALUE AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers. See "Transfers" on page 13.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page 14.

8.   WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the Insured's date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page 24 and "Death Benefits and Optional Insurance Benefits" on page 21.

9.   HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the Insured dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. The proceeds may be increased if, for example, you have added a rider that provides an additional benefit. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10.   CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the fifth Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $25,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page 22. In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page 31.

11.   DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes.  You may surrender your Policy at any time for its Net Surrender Value.
 Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first twelve Policy Years and the first twelve years following an increase to the Face Amount. For more information concerning the calculation of surrender


                                 4  PROSPECTUS
charges, see "Charges and Deductions - Surrender Charge" on page 29.

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $250. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000. For more detail, see "Surrenders and Withdrawals" on page 25.

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the Policy" on page 5 and "Federal Taxes - Taxation of Policy Benefits" on page 31.

12.MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page 24. For a discussion regarding the possible tax consequences of loans, see "Federal Taxes" on page 31.

13.   CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14.   CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page 27.


RISKS OF THE POLICY
1.   IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Guaranteed Minimum Death Benefit feature. The value of your Policy fluctuates with the performance of the investment options you choose. Your investment options may not perform to your expectations. Your Policy Values in the Sub-Accounts may rise or fall depending on the performance of the Portfolios in which the Sub-Accounts invest and the charges under your Policy. For more detail, please see "The Portfolios and Associated Risks" on page 6 and "Investment and Fixed Account Options" on page 16. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2.   IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3.   CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and the Guaranteed Minimum Death Benefit feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page 26. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page 31.

4.   ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis.
 Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Federal Taxes" on page 31.

5.   WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $250, and maximum partial withdrawal amount may not reduce the Face Amount below $25,000. We impose a proportionate percentage of the surrender charge on each withdrawal. Please note that withdrawals reduce your Policy's Death Benefit. See "Partial Withdrawal" on page 25. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page 31.

6.   WHAT ARE THE LIMITATIONS ON TRANSFER?


                                 5  PROSPECTUS

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $25 in certain circumstances. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Trading Limitations" on page 15.

7.   WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges and Deductions - Surrender Charge" on page 29. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page 31.

8.   WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes - Modified Endowment Contracts" on page 32.

9.   WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies, which meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page 31.

The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax advisor for additional information.


THE PORTFOLIOS AND ASSOCIATED RISKS
1.   WHAT IS A PORTFOLIO?

Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 16.

2.   WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 16.

3.   HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?


                                 6  PROSPECTUS

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Sub-Accounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.


FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                              TRANSACTION FEES
          Charge             When Charge is Deducted       Amount Deducted
          ------             -----------------------       ---------------
PREMIUM CHARGE               When you pay a Premium.  2.5% of the Premium
                                                       amount.

SURRENDER CHARGE (PER $1000  When you surrender your
 OF FACE AMOUNT)/(1)/         Policy during the
                              first 12 Policy Years.

 Minimum and Maximum                                  Minimum: $2.27 per $1000.
 Initial Surrender Charge:                            Maximum: $50.66 per $1000

 Initial Surrender Charge
 for 40 year-old male
 non-smoker, $150,000 Face
 Amount                                               $8.14 per $1000.

TRANSFER FEE/ (2)/           Each transfer after the  $25.00 maximum; $0
                              first in each calendar   current
                              month.

NET LOAN INTEREST RATE       When you have a Policy   Net Interest Rate on
 /(3)(4)/                     Loan                     Standard Loans 2%
                                                      Net Interest Rate on
                                                       Preferred Loans 0%
-------------------------------------------------------------------------------


   (1) The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Premium, Insured's age at issue, sex and status as a nonsmoker or smoker. For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner. An additional surrender charge is imposed if you increase your Policy's Face Amount. The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

   (2) Currently, we are waiving this fee.

   (3) The net interest rate represents the difference between the interest rate we charge on the loan and the interest rate that is credited to the loan amount once it is moved to the Loan Account. We are currently crediting 4% to the amount allocated to the Loan Account. For more information, see "Policy Loans" on page 24.

   (4) Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.


                                 7  PROSPECTUS

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES.
 EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION

          PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
         Charge               When Charge is             Amount Deducted
         ------               ---Deducted---             ---------------
                                 --------
COST OF INSURANCE CHARGE     Monthly
 (PER $1000 NET AMOUNT
 AT RISK)(1)

Minimum and Maximum COI                           Guaranteed:
 Charge:                                           Minimum:  $0.06 per $1000.
                                                   Maximum: $83.33 per $1000.
                                                  Current:
                                                   Minimum:  $0.06 per $1000.
                                                   Maximum: $24.83 per $1000


Minimum & Maximum COI                             Guaranteed:
 Charge for a 40-year                              Minimum:  $0.20 per $1000.
 old Male Non-Smoker,                              Maximum:  $83.33 per $1000.
 $150,000 Face Amount                             Current:
                                                   Minimum:  $0.19 per $1000.
                                                   Maximum: $19.27 per $1000.

POLICY FEE                Monthly                  $5.00

ADMINISTRATIVE EXPENSE    Yearly                  Annual Rate for Policy Years
 CHARGE                                            1-12: 0.20% of the Policy
                                                   Value
                                                  Annual Rate for Policy Years
                                                   13+: 0%

RISK CHARGE (AS A         Daily                   Annual Rate for All Policy
 PERCENTAGE OF EACH                                Years:
 SUBACCOUNT VALUE)/(2)/                            Guaranteed: 0.90%
                                                   Current: 0.70%
-------------------------------------------------------------------------------

                                                   .

   (1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. The cost of insurance charge increases as the Insured ages. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate show in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurances charges, see "Charges and Deductions" on page 27.

   The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

   (2)The daily equivalent of the risk charge is deducted from the Accumulation Unit Values on each Valuation Date. The daily risk charge is currently 0.000019178, guaranteed not to exceed 0.000024658 thereafter.

   We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.


                                 8  PROSPECTUS

                            OPTIONAL BENEFIT CHARGES
Currently, we are offering the following optional riders, which are subject to state availability. The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below. The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 23 below:

                            Optional Benefit                                  When Charge is          Amount Deducted
                            ----------------                                  ---Deducted---          ---------------
--------------------------------------------------------------------------       --------
                                                                          ------------------------------------------------
CHILDREN'S LEVEL TERM RIDER (PER $5,000 UNIT OF COVERAGE                         Monthly          $2.50 per unit
ACCIDENTAL DEATH BENEFIT RIDER (PER $1,000 OF BENEFIT AMOUNT)/(1)/               Monthly
Minimum and Maximum COI Charge:                                                                   Minimum COI:  $0.08 per
                                                                                                   $1,000
                                                                                                  Maximum COI:  $0.13 per
                                                                                                   $1,000
COI Charge for a 40-year old Male Non-Smoker, $150,000 Face Amount                                COI:  $0.10 per $1,000
CONTINUATION OF PREMIUM RIDER (PER $100 OF BENEFIT AMOUNT)/(2)/                  Monthly
Minimum and Maximum COI Charge:                                                                   Minimum COI:  $0.23 per
                                                                                                   $100
                                                                                                  Maximum COI:  $1.54 per
                                                                                                   $100
COI Charge for a 40-year old Male Non-Smoker, $150,000 Face Amount                                COI:  $0.41 per $100
ADDITIONAL INSURED RIDER (PER $1,000 OF BENEFIT AMOUNT)/(3)/
                                                                                 Monthly
Minimum and Maximum COI Charge:                                                                   Guaranteed:
                                                                                                   Minimum COI:  $0.06 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $83.33per
                                                                                                   $1,000
                                                                                                  Current:
                                                                                                   Minimum COI:  $0.07 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $24.66
                                                                                                   per $1,000
Minimum & Maximum COI Charge for a 40-year old Male Non-Smoker, $150,000                          Guaranteed:
 Face Amount                                                                                       Minimum COI:  $0.20 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $83.33
                                                                                                   per $1,000
                                                                                                  Current:
                                                                                                   Minimum COI:  $0.25 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $19.60
                                                                                                   per $1,000
PRIMARY INSURED RIDER (PER $1,000 OF BENEFIT AMOUNT)/(4)/                        Monthly
Minimum and Maximum COI Charge:                                                                   Guaranteed:
                                                                                                   Minimum COI:  $0.06 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $83.33per
                                                                                                   $1,000
                                                                                                  Current:
                                                                                                   Minimum COI:  $0.05 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $24.66
                                                                                                   per $1,000
Minimum & Maximum COI Charge for a 40-year old Male Non-Smoker, $150,000                          Guaranteed:
 Face Amount                                                                                       Minimum COI:  $0.20 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $83.33per
                                                                                                   $1,000
                                                                                                  Current:
                                                                                                   Minimum COI:  $0.17 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $19.60
                                                                                                   per $1,000
ACCELERATED DEATH BENEFIT RIDER, TERMINAL ILLNESS/(5)/                             N/A            N/A
--------------------------------------------------------------------------------------------------------------------------


   (1) The applicable charge depends on the Insured's age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (2) The applicable charge depends on the Insured's sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (3) The applicable charge depends on the Additional Insured's age, sex and underwriting status when the Rider was added to your Policy. This Rider may no longer be added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that applies to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.


                                 9  PROSPECTUS

   (4) The applicable charge depends on the Insured's age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (5) There is no additional cost for these Riders. The Accelerated Death Benefit Rider, Terminal Illness, may be added to your Policy at any time.

THE TABLE BELOW SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. ADVISORS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.

                  PORTFOLIO TOTAL ANNUAL OPERATING EXPENSES
                                           Minimum               Maximum
-------------------------------------------------------------------------------
Total Annual Operating Expenses
/(1)/ (expenses that are deducted
from Portfolio assets, which may
include management fees,
distribution and/or service (12b-1)          0.10%                 2.27%
fees, and other expenses)
-------------------------------------------------------------------------------


   (1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2009.


PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------


APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $50,000 ($25,000 for Insureds age 65 or over at the Issue Date). Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date,
(ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy Months, and Policy Years.


PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page 31. Premiums must be sent to us at our home office.
 Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace


                                 10  PROSPECTUS

Period and thereafter lapse if you have not paid either the Lifetime Guarantee Premium or the Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the "Monthly Guarantee Premiums" on page 11 discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Lifetime Guarantee Premium or the Safety Net Premium amount.


PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code.
 Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 32 below for more information.


MONTHLY GUARANTEE PREMIUMS. The Policy offers a Guaranteed Minimum Death Benefit feature with two levels of monthly guarantee premiums - the Lifetime Guarantee Premium and the Safety Net Premium. This feature provides assurance that coverage will remain in force for specified periods regardless of changes in the Policy Value.


LIFETIME GUARANTEE PREMIUM. We guarantee that, during the Insured's Lifetime, even if the Lapse Determination Value is not sufficient to pay the Monthly Deductions, your Policy (including any riders) will stay in force as long as your total Premiums, minus partial withdrawals and Policy Debt, at least equal the product of the monthly Lifetime Guarantee Premium times the number of months since the Issue Date. This feature may not be available in all states.


SAFETY NET PREMIUM. If your total Premiums minus partial withdrawals and Policy Debt at least equal the sum of the monthly Safety Net Premium times the number of months since the Issue Date, we guarantee that your Policy (including any riders) will remain in force during a specified period even if the Lapse Determination Value becomes insufficient to cover Monthly Deductions. The specified period varies by Issue Age as follows:

  Issue ages 0-55: to the Insured's Attained Age 65;

  Issue ages 56-70: 10 Policy Years; or

  Issue ages 71-79: to the Insured's Attained Age 80.

In some states, these Safety Net Premium periods are not permitted by law. Please check with your local representative on the Safety Net period approved in your state.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.

Before your Policy is issued, you must choose which Monthly Guarantee Premium option will apply to your Policy. If you do not make an election, the Safety Net Premium will apply. You may not change your election after your Policy is issued. If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the Monthly Guarantee Premium times the number of Policy Months since the Issue Date, we will let you know and you will have 61 days to satisfy the shortfall. If you do not, the Guaranteed Minimum Death Benefit feature will end. Once the Guaranteed Minimum Death Benefit feature terminates, you cannot reinstate it and your Policy stays in force only as long as the Lapse Determination Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page 26.

Increases, decreases, partial withdrawals, Death Benefit option changes, and addition or deletion of riders may affect the Monthly Guarantee Premium Amount.


MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment


                                 11  PROSPECTUS
contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" in the SAI.


ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.

We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office.
 If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page 27.


POLICY VALUE
--------------------------------------------------------------------------------


GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Premiums" above.


ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.


ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), minus (3), where:

  (1) equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable),


                                 12  PROSPECTUS

  (2) is the net asset value per share of the Portfolio held in the Sub-Account at the end of the last prior Valuation Period, and

  (3) is the daily risk charge assessed for mortality and expense risks.

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value. For a more detailed discussion, please see "Policy Value" on page 12.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.


POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.


TRANSFERS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page 30, although currently we are waiving it.

You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit.
 We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE is open for business.
 See "Policy Value" on page 12. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.

Special requirements apply to transfers from the Fixed Account. You may transfer a lump sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
 (i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts.
 In that case, your maximum monthly transfer amount may not be more than 1/36/TH/ of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Sub-Account(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.


TRANSFERS AUTHORIZED BY TELEPHONE.  You may make transfers by telephone.
 Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the


                                 13  PROSPECTUS

SAI for a description of our procedures for telephone transfers.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.


DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application.
 You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page 13 for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account.
 You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify.
 Portfolio Rebalancing is consistent with maintaining your desired allocation among the investment options.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time.
 Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus.
 Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you


                                 14  PROSPECTUS
may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.


MARKET TIMING & EXCESSIVE TRADING The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Sub-Account's underlying
  Portfolio.

We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or


                                 15  PROSPECTUS
transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


AGREEMENTS TO SHARE INFORMATION WITH FUNDS. Under the Investment Company Act of 1940, Lincoln Benefit has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Lincoln Benefit's trading policy. Under these agreements, Lincoln Benefit is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner's transactions if the fund determines that the Policy Owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy value to the fund.


SHORT TERM TRADING FEES The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


THE SUB-ACCOUNTS AND THE PORTFOLIOS.
Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Sub-Accounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. We will mail to you a prospectus for each Portfolio related the Sub-Accounts to which you allocate your premium.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES,
               --------------------------------------------------------------
PLEASE CONTACT US AT 1-800-865-5237.
------------------------------------


                                 16  PROSPECTUS

Sub-Account             Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (1)
-------------------------------------------------------------------------------
Invesco V.I. Basic      Long-term growth of capital
 Value Fund - Series I
 (1)
-------------------------------------------------------
Invesco Van Kampen      Long-term growth of capital
 V.I. Growth and         and income
 Income - Series II                                    INVESCO ADVISORS, INC.
 (2)                                                   (1)
-------------------------------------------------------
Invesco Van Kampen      Capital growth
 V.I. Mid Cap Growth
 Fund - Series II (3)
-------------------------------------------------------
Invesco Van Kampen      Above-average total return
 V.I. Mid Cap Value      over a market cycle of three
 Fund - Series I (4)     to five years by investing
                         in common stocks and other
                         equity securities.
-------------------------------------------------------------------------------
DWS VARIABLE SERIES I
-------------------------------------------------------------------------------
DWS Bond VIP - Class A  To maximize total return
                         consistent with preservation
                         of capital and prudent        DEUTSCHE INVESTMENT
                         investment management, by     MANAGEMENT AMERICAS INC.
                         investing for both current
                         income and capital
                         appreciation
-------------------------------------------------------------------------------
DWS VARIABLE SERIES II
-------------------------------------------------------------------------------
DWS Balanced VIP -      High total return, a           DEUTSCHE INVESTMENT
 Class A                 combination of income and     MANAGEMENT AMERICAS INC.
                         capital appreciation
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated Capital       High current income and        FEDERATED EQUITY
 Income Fund II          moderate capital              MANAGEMENT COMPANY OF
                         appreciation                  PENNSYLVANIA
-------------------------------------------------------------------------------
Federated Fund for      Current income
 U.S. Government                                       FEDERATED INVESTMENT
 Securities II                                         MANAGEMENT COMPANY
-------------------------------------------------------
Federated High Income   High current income
 Bond Fund II
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      To obtain high total return
 Manager(SM) Portfolio   with reduced risk over the
 - Initial Class         long term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation.
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP            Reasonable Income.  The fund
 Equity-Income           will also consider the
 Portfolio - Initial     potential for capital
 Class                   appreciation.  The fund's
                         goal is to achieve a yield
                         which exceeds the composite
                         yield on the securities       FIDELITY MANAGEMENT &
                         comprising the Standard &     RESEARCH COMPANY
                         Poor's 500(SM) Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP Growth     To achieve capital
 Portfolio - Initial     appreciation.
 Class
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Initial     correspond to the total
 Class                   return of common stocks
                         publicly traded in the
                         United States, as
                         represented by the Standard
                         & Poor's 500(SM) Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Initial Class           preservation of capital and
                         liquidity.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital.
 Portfolio - Initial
 Class
-------------------------------------------------------





                                 17  PROSPECTUS

Sub-Accounts            Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (5)
-------------------------------------------------------------------------------
Ibbotson Aggressive     Capital appreciation
 Growth ETF Asset
 Allocation Portfolio
 Class I
-------------------------------------------------------
Ibbotson Balanced ETF   Capital appreciation and some
 Asset Allocation        current income                ALPS ADVISORS, INC.
 Portfolio Class I                                     (ADVISER) / IBBOTSON
-------------------------------------------------------ASSOCIATES, INC.
Ibbotson Conservative   Current income and             (SUB-ADVISER)
 ETF Asset Allocation    preservation of capital
 Portfolio Class I
-------------------------------------------------------
Ibbotson Growth ETF     Capital appreciation
 Asset Allocation
 Portfolio Class I
-------------------------------------------------------
Ibbotson Income and     Current income and capital
 Growth ETF Asset        appreciation
 Allocation Portfolio
 Class I
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Institutional Shares    of capital and balanced by
                         current income.
-------------------------------------------------------
Janus Aspen Series      To obtain maximum total
 Flexible Bond           return, consistent with
 Portfolio -             preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital    JANUS CAPITAL MANAGEMENT
 Forty Portfolio -                                     LLC
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Overseas Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Janus Portfolio -
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Enterprise Portfolio
 - Institutional
 Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Worldwide Portfolio -   in a manner consistent with
 Institutional Shares    the preservation of capital.
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------
Legg Mason ClearBridge  Long-term growth of capital    LEGG MASON PARTNERS FUND
 Variable Large Cap      with current income as a      ADVISOR, LLC
 Value Portfolio (6)     secondary objective
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
MFS(R) New Discovery    Capital appreciation           MFS(R) INVESTMENT
 Series - Service                                      MANAGEMENT
 Class
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap                                      OPPENHEIMERFUNDS, INC.
 Fund(R)/VA - Service
 Shares
-------------------------------------------------------------------------------
PANORAMA SERIES FUND, INC.
-------------------------------------------------------------------------------
Oppenheimer             Long-term capital
 International Growth    appreciation.                 OPPENHEIMERFUNDS, INC.
 Fund/VA - Service
 Shares
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  Maximum total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent        PACIFIC INVESTMENT
 Administrative Shares   investment management.        MANAGEMENT COMPANY LLC
-------------------------------------------------------
PIMCO VIT Total Return  Maximum total return,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT               Capital growth. Current        PUTNAM INVESTMENT
 International Value     income is a secondary         MANAGEMENT, LLC
 Fund - Class IB         objective.
-------------------------------------------------------





                                 18  PROSPECTUS

Sub-Accounts            Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Morgan Stanley UIF      Long-term capital
 Capital Growth          appreciation by investing
 Portfolio, Class I      primarily in growth-oriented
 (7)                     equity securities of large    MORGAN STANLEY
                         capitalization companies.     INVESTMENT MANAGEMENT
-------------------------------------------------------INC.(8)
Van Kampen's UIF U.S.   Above-average total return
 Mid Cap Value           over a market cycle of three
 Portfolio, Class I      to five years by investing
 (4)                     in common stocks and other
                         equity securities.
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Mid Cap  Capital growth
 Growth Portfolio,                                     VAN KAMPEN ASSET
 Class II (3)                                          MANAGEMENT
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio,   and income
 Class II (2)
-------------------------------------------------------------------------------

(1) Effective April 30, 2010, the series name of the "AIM Variable Insurance Funds" is changed to "AIM Variable Insurance Funds (Invesco Variable Insurance Funds)," and the investment advisor is changed from "Invesco AIM Advisors, Inc" to "Invesco Advisors, Inc". As a result, each fund name beginning with "AIM V.I." is changed to "Invesco V.I."

(2) Subject to a shareholder vote, the Van Kampen LIT Growth and Income Portfolio, Class II is expected to be reorganized into the Invesco Van Kampen V.I. Growth and Income - Series II on or about June 1, 2010. On the date of the reorganization, the Invesco Van Kampen V.I. Growth and Income - Series II will be available under your Policy and any Policy Value in the Van Kampen LIT Growth and Income Portfolio, Class II will be transferred to the Invesco Van Kampen V.I. Growth and Income - Series II.

(3) Subject to a shareholder vote, the Van Kampen LIT Mid Cap Growth Portfolio, Class II is expected to be reorganized into the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series II on or about June 1, 2010. On the date of the reorganization, the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series II will be available under your Policy and any Policy Value in the Van Kampen LIT Mid Cap Growth Portfolio, Class II will be transferred to the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series II.

(4) Subject to a shareholder vote, the Van Kampen's UIF U.S. Mid Cap Value Portfolio, Class I is expected to be reorganized into the Invesco Van Kampen V.I. Mid Cap Value Fund - Series I on or about June 1, 2010. On the date of the reorganization, the Invesco Van Kampen V.I. Mid Cap Value Fund - Series I will be available under your Policy and any Policy Value in the Van Kampen's UIF U.S. Mid Cap Value Portfolio, Class I will be transferred to the Invesco Van Kampen V.I. Mid Cap Value Fund - Series I.

(5) The Ibbotson ETF Allocation Series Portfolios invest in underlying ETFs and will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying ETFs. As a result, the Portfolios may incur higher expenses, many of which may be duplicative.

(6) Effective April 30, 2010, the Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(7) Effective April 30, 2010, the Van Kampen's UIF Capital Growth Portfolio, Class I changed its name to Morgan Stanley UIF Capital Growth Portfolio, Class I. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.(8) In certain instances, Morgan Stanley Investment Management Inc. formerly did business using the name Van Kampen.

(8) In certain instances, Morgan Stanley Investment Management Inc. formerly did business using the name Van Kampen.



We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Some of the Portfolios have been established by investment advisers, which manage retail mutual funds having similar names and investment objectives.
 While some of the Portfolios may be similar to, and may in fact be modeled after retail mutual funds, you should understand that the Portfolios are not otherwise directly related to any retail mutual fund. Consequently, the investment performance of retail mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio.
 Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.


                                 19  PROSPECTUS

In most cases, you are the person entitled to give voting instructions.
 However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.


ADDITIONS, DELETIONS AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

.. to operate the Separate Account in any form permitted by law;

.. to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

.. to transfer assets from one Sub-Account to another, or to our general account;

.. to add, combine, or remove Sub-Accounts in the Separate Account;

.. to assess a charge for taxes attributable to the operations of the Separate
  Account or for other taxes, as described in "Charges and Deductions"; and

.. to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act.
 Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an annual effective rate of at least 4% per year. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.


SELECTBALANCE/SM/ ASSET ALLOCATION PROGRAM As a Policy Owner, you may elect to participate in the optional SelectBalance asset allocation program ("SelectBalance") for no additional charge to you. SelectBalance can be elected
at any time your Policy is inforce.   The Select Balance program provides Policy
Owners with an assessment questionnaire to help them determine their investment
time horizon and tolerance for risk.   The questions on the questionnaire have
been provided by ALPS, Inc. and Ibbotson Associates and included in the SelectBalance program information developed and provided by us. Based on the answers to the questionnaire, one of five asset allocation Sub-Accounts,


                                 20  PROSPECTUS
the Ibbotson ETF Asset Allocation Series Portfolios, is recommended. These portfolios are managed such that the allocations between different asset classes remain consistent with the qualities identified during the initial assessment.
 The objective of each asset allocation Sub-Account is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor's risk profile and investment time horizon.

Asset allocation is the process by which your Policy Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Policy Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

If you elect to participate in this program, you may select one of the currently available Ibbotson ETF Allocation Series Portfolios. The Portfolios, advised by ALPS Advisers, Inc. and sub-advised Ibbotson Associates, Inc., represent five different investment styles: Conservative, Income and Growth, Balanced, Growth, and Aggressive Growth. Each of the Ibbotson ETF Allocation Series Portfolios is designed to meet the investment goals of the applicable investment style. Once you select an Ibbotson ETF Allocation Series Portfolio, your Policy Value will be allocated to the corresponding Ibbotson ETF Allocation Series Sub-Account.
 Additional investment options available with the SelectBalance program at issue include the Fixed Account and the Fidelity VIP Money Market Sub-Account. We recommend that you consult with your sales representative and obtain and read the prospectus for the Ibbotson ETF Allocation Series carefully before participating in the SelectBalance program.

You may also allocate Policy Value among the Ibbotson ETF Allocation Series Portfolios and any other investment options offered on your Policy as desired. You can discontinue participation in the SelectBalance program at any time by submitting a Fund Change form. Each transfer you make to modify your SelectBalance program will count towards the number of transfers you can make without paying a transfer fee. You may want to consult with your sales representative before making a change to the SelectBalance program to help you determine if the change is appropriate for your needs.

Although it is not advised, the Ibbotson ETF Allocation Series Portfolios Sub-Accounts could be invested in without completing the assessment questionnaire. This is not advised because the differing responses to the questionnaire are what have been used to develop the investment styles of the five Ibbotson ETF Series Portfolios.

Lincoln Benefit, the principal underwriter of the Policy and ALFS, Inc., ("ALFS"), the distributor of the Policy, do not intend to provide any personalized investment advice in connection with the SelectBalance program and you should not rely on this program as providing individualized investment recommendations to you. Policy Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their financial decisions.

The SelectBalance program can be used in conjunction with our Dollar Cost Averaging program or Portfolio Rebalancing program. We reserve the right to terminate the SelectBalance program at any time. If the program is terminated, but the Ibbotson ETF Allocation Series Portfolios are still available, the policyholder's allocation will remain in the Ibbotson ETF Allocation Series Portfolios Subaccounts previously elected.


DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------


DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit.
 Please see "Optional Insurance Benefits" beginning on page 23. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.


DEATH BENEFIT OPTIONS.  You may choose one of two Death Benefit Options:

  Option 1:  the Death Benefit is the greater of:  (a) the Face Amount of the
  ------ -
  Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is


                                 21  PROSPECTUS
  sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

  Option 2:  the Death Benefit is the greater of:  (a) the Face Amount plus the
  ------ -
  Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 95 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage.  The corridor percentages are set so
------------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $60,000 and the Policy Value increased to $68,000 and then decreased to $54,000, the changes in Policy Value would have the following effects on the Death Benefit:

                EXAMPLES                      A           B

Face Amount                                $150,000    $150,000
Death Benefit Option                              1           1
Insured's Attained Age                           40          40
Policy Value on Date of Death              $ 68,000    $ 54,000
Applicable Corridor Percentage                  250%        250%
Death Benefit                              $170,200    $150,000



In Example A, the Death Benefit equals $170,000, i.e., the greater of $100,000 (the Face Amount) and $170,000(the Policy Value at the Date of Death of $68,000, multiplied by the corridor percentage of 250%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $150,000, i.e., the greater of $150,000(the Face Amount) or $135,000(the Policy Value of $54,000 multiplied by the corridor percentage of 250%).


CHANGE TO DEATH BENEFIT OPTION. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2.

You may not change the Death Benefit Option under your Policy if afterward the Face Amount remaining in force would be less than $250,000.


CHANGE TO FACE AMOUNT. You may change the Face Amount after the fifth Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $25,000.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a


                                 22  PROSPECTUS
request for a Face Amount increase if the Lapse Determination Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page 29 of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Monthly Guarantee Premiums. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page 31.


OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a Rider may also increase the Monthly Guarantee Premiums for your Policy. The riders we currently offer are described below. All of these riders may be added at any time except the Primary Insured Rider and the Additional Insured Rider. In our discretion, we may offer additional riders or stop offering a rider.

.. Children's Level Term Rider.

This rider provides for level term insurance on the Insured's children, as defined in the rider. We provide coverage until the earlier of the child's 25/TH/ birthday or the Insured's age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25. The rider may be exchanged for a new term policy on the earlier of each child's 25/TH/ birthday, or the Insured's age 65. We do not require evidence of insurability to exchange the rider.

.. Accidental Death Benefit Rider.

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured's 70/TH/ birthday; or (3) you ask to end the rider.

.. Continuation of Premium Rider.

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

.. Additional Insured Term Rider.

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the Additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 99. Until the Additional Insured's 75/TH/ birthday, you may exchange the rider for a new Policy on the Additional Insured's life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

.. Primary Insured Term Rider.

This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until the Insured reaches age 99. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.

Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

.. Accelerated Death Benefit Rider, Terminal Illness.

This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law. You may add this rider after your Policy is issued if the rider is available in your state.
 There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

  (i) 50% of the Death Benefit as of the date the first request is paid; or

  (ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

  (i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;


                                 23  PROSPECTUS

  (ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;

  (iii) pro-rata amount of any outstanding Policy Loan; and

  (iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.


POLICY LOANS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. As of May 1, 2009, in most states, we usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. On or about August 1, 2009, in most states if we have not received instructions as to how to allocate a policy loan among the Sub-Accounts and the Fixed Account, all loan amounts will be transferred from the Sub-Accounts and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. In Florida, if no allocation specification is made, the loan will be allocated among the Sub-Accounts in the same proportion that the policy value in each Sub-Account bears to the total Policy Value on the date of the loan. In Texas, if no allocation specification is made, we will use the same percentages used to allocate monthly deductions to the Fixed Account and to each Sub-Account. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.


LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 6.0% per year.

Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.


LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.


PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free


                                 24  PROSPECTUS
exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example

Transferred Policy Value                $190,000
Transferred Policy Loan                 $ 40,000
Surrender Value                         $150,000
20% of Policy Value                     $ 38,000
Preferred Loan                          $ 38,000
Standard Loan                           $  2,000

                                       :

Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.


EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.


SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------


SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The surrender charge is described in "Charges and Deductions - Surrender Charge" below. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.


PARTIAL WITHDRAWAL.  General.  While the Policy is in force after the first
                     --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $250. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We will assess a proportionate percentage of the surrender charge when a withdrawal is taken.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount.  If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value.
 We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the life insurance proceeds payable under the Policy.

Tax Consequences.  The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.


                                 25  PROSPECTUS

SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

  Option A - Interest.  We hold the proceeds, credit interest to them and pay
  --------------------
  out the funds when the person entitled to them requests.

  Option B - Fixed Payments.  We pay a selected monthly income until the
  --------------------------
  proceeds, and any interest credits, are exhausted.

  Option C - Life Income Guaranteed Period Certain.  We pay the proceeds in a
  -------------------------------------------------
  monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

  Option D - Joint and Survivor.  We pay the proceeds in a monthly income to two
  ------------------------------
  payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

  Option E - Period Certain.  We pay the proceeds in monthly installments for a
  --------------------------
  specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured.
 If at the time of the Insured's death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.


MATURITY
--------------------------------------------------------------------------------

The Policies have no Maturity Date. Your Policy will continue after the Insured reaches age 100 as long as Net Surrender Value is sufficient to cover Monthly Deductions.


LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------


LAPSE AND GRACE PERIOD. If the Lapse Determination Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Guaranteed Minimum Death Benefit feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page 21. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.


                                 26  PROSPECTUS

REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.


CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------


FREE-LOOK PERIOD.  You may cancel your Policy by returning it to us within ten
(10) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Sub-Accounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected until 10 days after the Issue Date or, if your state's free-look period is longer than ten days, for ten days plus the period required by state law. We will allocate Premiums received during that time to the Fixed Account. Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.


CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------


PREMIUM CHARGE. Before we allocate a Premium to the Policy Value, we will subtract the Premium Charge. The Premium Charge equals 2.5% of all Premium in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents' sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.

State premium tax rates currently vary from 0% to 4%. We do not vary the Premium Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. The current North Carolina premium tax rate is 1.9% of the gross premium collected.


MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following four items:

1) the Policy Fee;

2) the annual administrative expense charge, when due;

3) the cost of insurance charge for your Policy; and

4) the cost of additional benefits provided by a rider, if any.

We allocate the Monthly Deduction in the same allocation percentages as specified for premium payments, unless specified otherwise.


POLICY FEE. The monthly policy fee is $5.00 per month This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. For Policies issued in those states that do not have a maturity date, the Policy Fee is waived after the Insured's Age 100.


ADMINISTRATIVE EXPENSE CHARGE. We will deduct an annual administrative expense charge of 0.20% of the


                                 27  PROSPECTUS

Policy Value on each Policy Anniversary during the first twelve Policy Years.
 This charge is intended to help reimburse us for certain administrative expenses related to maintenance of the Policy and Separate Account. In addition, we may use the administrative expense charge to cover issue expenses and start up costs of the administrative systems for the Policy not covered by the surrender charge.


RISK CHARGE. We will also assess a charge on a daily basis against each Sub-Account of the Separate Account. This charge is currently 0.70% per year of the value of the Sub-Account. We may change this rate, but it will never exceed 0.90% of the value of the Sub-Accounts. This charge is intended to compensate us for our assumption of certain mortality and expense risks in connection with the Policy. Specifically, we bear the risk that the total amount of Death Benefits payable under the Policy will be greater than anticipated, and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by administrative charges assessed under the Policy.


COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month.
 The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the prior Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in the table on Page 8 of your Policy. Please see the following example.

         Example (40-Year Old Non-Smoking Male):
         ---------------------------------------
Face Amount                                       $150,000
Death Benefit Option                                     1
Policy Value on the Prior Monthly Deduction Day   $ 30,000
Insured's Attained Age                                  40
Corridor Percentage                                    250%
Death Benefit                                     $150,000


On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $150,000, because the Face Amount ( $150,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 X 250% =
 $75,000). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $119,510.55(( $150,000/1.0032737) - $30,000).

Assume that the Policy Value in the above example was $70,000. The Death Benefit would then be $175,000 (250% X $70,000), since this is greater than the Face Amount ($175,000). The cost of insurance rates in this case would be applied to the net amount at risk of $104,428.97 (($175,000/1.0032737) -
 $70,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction.
 Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's Death Benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page 12. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. We charge a lower current cost of insurance rate for Policies with a Face Amount of $100,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above the break point, only the amount of the increase above the
breakpoint is eligible for a lower current cost of insurance rate.   Although we
base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on the Insured's sex and age last birthday.
 Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.


                                 28  PROSPECTUS

For Policies issued in those states that do not have a Maturity Date, beginning on the Policy Anniversary following the Insured's 100th birthday, we waive all cost of insurance charges and monthly policy fees.


RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page 9 of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page 23.


SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.


PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to
0.25% annually of net assets.    We receive Rule 12b-1 fees or service fees
directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Sub-Accounts.


SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial
-------------------------
surrender charge. The applicable rate depends on the Premium, Insured's age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 40 when your Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker               $8.14
Male Smoker                   $9.55
Female Non-Smoker             $7.53
Female Smoker                 $8.21
Unisex Non-Smoker             $8.02
Unisex Smoker                 $9.27


Accordingly, if the Insured were a male non-smoker age 40 and the Policy's Face Amount was $150,000, the surrender charge initially would be $1,221.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:

Male Non-Smoker              $45.39
Male Smoker                  $50.66
Female Non-Smoker            $38.98
Female Smoker                $41.15
Unisex Non-Smoker            $43.59
Unisex Smoker                $47.22


If you surrender your Policy after twelve Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the number of years elapsed since your Policy was issued. The surrender charge percentage rates would apply if the Insured were 40 years old when your Policy was issued:

  POLICY YEAR      PERCENT OF CALCULATED CHARGE
  -----------      ----------------------------
       1                       100%
       2                       100%
       3                       100%
       4                       100%
       5                       100%
       6                        95%
       7                        90%
       8                        80%
       9                        70%
       10                       50%
       11                       40%
       12                       20%
       13                        0%


Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $610.50($1,221 X 50%). A different surrender charge percentage rate might apply if the Insured is older than 40 when the Policy is issued.


                                 29  PROSPECTUS

Surrender Charge on Increases in Initial Face Amount. If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. The initial surrender charge on an increase is an amount per $1,000 of increase which varies by increase age, as shown in your Policy.

The surrender charge on the increase also decreases over a twelve Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is the same as the surrender charge percentages above. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the maximum surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent.
 In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner.


TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

 We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------


BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.


ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.


DIVIDENDS.  We do not pay any dividend under the Policies.


ABOUT US
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY.   Lincoln Benefit Life Company is a stock life
insurance company engaged in the business of writing life insurance and annuities, both individual and group. Our offices are located at 2940 S. 84th Street, Lincoln, NE 68506-4142; however, our mailing address is P.O. Box 80469, Lincoln, NE 68501-0469. Please see also "General Information and History" in the SAI.


THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other


                                 30  PROSPECTUS
assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies.
 Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges.
 We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.


FEDERAL TAXES
--------------------------------------------------------------------------------


INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.


TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT. Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a "Regulated Investment Company" under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary's income, and amounts attributable to earnings on that income (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide any of the tax advantages normally provided by life insurance.
 Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract's death


                                 31  PROSPECTUS
benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see "Federal Taxes - Modified Endowment Contracts" on page 32.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Policy,

.. revoke an assignment,

.. pledge the Policy, or

.. obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.


EMPLOYER OWNED LIFE INSURANCE (A.K.A. "COLI"). The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by "Employers." Although these policies are commonly referred to as Corporate Owned Life Insurance ("COLI"), the term "Employer" includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

Generally for contracts issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

.. the insured was an employee within 12 months of death;

.. proceeds are paid to the insured's beneficiary;

.. proceeds are used to buy back any equity interest owned by the insured at the time of death; or

.. the insured was a "highly compensated employee" or "highly compensated individual."

For purposes of the COLI rules, "highly compensated employees" are:

.. more than 5% owners;

.. directors; and

.. anyone else in the top 35% of employees ranked by pay.

"Highly compensated individuals" are individuals who are:

.. more than 10% owners;

.. one of the five highest paid officers; or

.. among the highest paid 35% of all employees.

The new COLI provision also includes notice and consent requirements, and reporting requirements.


MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "Modified Endowment Contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your Policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy's death benefit and the addition or increase of certain riders. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin.


                                 32  PROSPECTUS

Additionally, if the benefits provided by your Policy are reduced during the first 7 years of the policy or during a "seven-pay period", the seven-pay test will be applied as though the policy were intially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a contract is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured's death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

.. any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.

INCOME TAX WITHHOLDING

Generally, Lincoln Benefit Life Company is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract.
 Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under the Policy are different than those described by the IRS in private and public rulings in which it found that policy owners were not owners of separate account assets. For example, if your Policy offers more than twenty
(20) investment alternatives you have the choice to allocate premiums and policy values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management's judgment, are not of material


                                 33  PROSPECTUS
importance to its respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by Susan L. Lees, Senior Vice President, General Counsel, and Secretary of Lincoln Benefit.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The statements of net assets of each of the individual Sub-Accounts, which comprise the Separate Account, as of December 31, 2009, and the related statements of operations and changes in net assets for each of the periods in the two year period ended December 31, 2009, the financial statements of Lincoln Benefit Life Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the related financial statement schedules of Allstate New York and the accompanying Reports of Independent Registered Public Accounting Firm appear in the Statement of Additional Information.


GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

AGE - The Insured's age at his or her last birthday.

ATTAINED AGE - The Insured's age at the last Policy Anniversary.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

GUARANTEED MINIMUM DEATH BENEFIT, GMDB- A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Debt, are at least as great as either the monthly Safety Net Premium or monthly Lifetime Guarantee Premium amount times the number of months since the Issue Date.

INSURED - The person whose life is Insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LAPSE DETERMINATION VALUE - The value that must be available to pay a Monthly Deduction in order for the Policy to remain in force. If you have no outstanding Policy Debt, the Lapse Determination Value equals the Policy Value.
 Otherwise, it equals the Net Surrender Value.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

MATURITY DATE - The Policy Anniversary following the Insured's 100th birthday.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, annual administrative expense charge when due, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET POLICY VALUE - The Policy Value, less any Policy Debt.


                                 34  PROSPECTUS

NET PREMIUM - The Premium less the Premium Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Guaranteed Minimum Death Benefit feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE, CODE - The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.


                                 35  PROSPECTUS

WHERE YOU CAN FIND MORE INFORMATION
--------------------------------------------------------------------------------

You can call us at 1-800-865-5237 to ask us questions, request information about the Policy, and obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated April 30, 2010. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the SAI upon request, by writing us or calling at the number given above. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Information at the SEC's public reference room in Washington, DC 20549. Please call the SEC at 1-800-SEC-0330 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street NE, Room 1580, Washington, DC 20549-0102.

                          LINCOLN BENEFIT LIFE COMPANY

             THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                           1940 ACT FILE NO. 811-9154

                           1933 ACT FILE NO. 33-67386


                                 36  PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION
                       INVESTOR'S SELECT FLEXIBLE PREMIUM
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



                   DATE OF STATEMENT OF ADDITIONAL INFORMATION
                     AND RELATED PROSPECTUS: April 30, 2010

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


     This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-865-5237 or writing to us at the address immediately below. The defined terms used in this Statement of Additional Information are as defined in the Prospectus.


                          Lincoln Benefit Life Company
                                 P.O. Box 80469
                          Lincoln, Nebraska 68501-0469

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY................................................
     Description of Lincoln Benefit Life Company...............................
     State Regulation of Lincoln Benefit.......................................
     Lincoln Benefit Life Variable Life Account................................
EXPERTS........................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY.................
     Replacement of Modified Endowment Contracts...............................
     Computation of Policy Value...............................................
     Transfers Authorized by Telephone.........................................
GENERAL POLICY PROVISIONS......................................................
     Statements to Policy Owners...............................................
     Limit on Right to Contest.................................................
     Suicide...................................................................
     Misstatement as to Age and Sex............................................
ADDITIONAL INFORMATION ABOUT CHARGES...........................................
DISTRIBUTOR....................................................................
DISTRIBUTION OF THE POLICY.....................................................
FINANCIAL STATEMENTS...........................................................

                         GENERAL INFORMATION AND HISTORY

Description Of Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York.

     Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by the Allstate Corporation.

     Except as discussed below for variable contracts, under our reinsurance agreements with Allstate Life, substantially all contract related assets and liabilities are transferred to Allstate Life. Through these reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Allstate Life's commitments under the reinsurance agreements support our general account obligations and related assets are invested and managed by Allstate Life. Accordingly, except as discussed below for variable contracts, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not directly reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements directly relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, they do not create a direct contractual relationship between Allstate Life and you.

     Under Lincoln Benefit's reinsurance agreements with Allstate Life, Lincoln Benefit reinsures all reserve liabilities with Allstate Life except for those relating to variable contracts (including the Policies). Lincoln Benefit's variable contract assets and liabilities (other than those arising out of fixed interest benefits such as the Fixed Account) are held in legally-segregated unitized Separate Accounts and are retained by Lincoln Benefit. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.


State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

     The financial statements and the related financial statement schedules of Lincoln Benefit Life Company and the financial statements of Lincoln Benefit Life Variable Life Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

(1)  The total value of your Accumulation Units in the Subaccount; plus

(2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

(3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

(4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

(5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

(6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

(1) Any Net Premium allocated to it, plus

(2) Any Policy Value transferred to it from the Subaccounts; plus

(3) Interest credited to it; minus

(4) Any Policy Value transferred out of it; minus

(5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

(6) The portion of any Monthly Deduction allocated to the Fixed Account.

     All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

     Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.

     The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE is open for business, at that day's price.


                            GENERAL POLICY PROVISIONS

Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

     In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

     We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate, or to their spouses or minor children if these individuals reside in the State of Nebraska.

                                   DISTRIBUTOR

     ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of FINRA.

     Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.


                          2001     2002    2003     2004    2005     2006    2007     2008    2009
======================== ======== ======= ======== ======= ======== ======= ======== ======= ========
======================== ======== ======= ======== ======= ======== ======= ======== ======= ========
Commission paid to          0       0        0       0        0       0        0       0        0
ALFS that were paid to
other broker-dealers
and registered
representatives

Commission kept by ALFS     0       0        0       0        0       0        0       0        0

Other fees paid to          0       0        0       0        0       0        0       0        0
ALFS for distribution
services


                           DISTRIBUTION OF THE POLICY

     Lincoln Benefit offers the Policies on a continuous basis. The Policies are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sell the Policy will be paid a maximum sales commission of approximately 90% of all Premiums up to the first year Safety Net Premium plus 3.50% of any additional Premiums. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

     Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.

                              FINANCIAL STATEMENTS

     The statements of net assets of each of the individual Sub-Accounts, which comprise the Separate Account, as of December 31, 2009, and the related statements of operations and changes in net assets for each of the periods in the two year period ended December 31, 2009, the financial statements of Lincoln Benefit Life Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the related financial statement schedules of Lincoln Benefit Life Company and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Policies.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, NE

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2009 and 2008, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2009. Our audits also included
Schedule I--Summary of Investments--Other than Investments in Related Parties and Schedule IV--Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I--Summary of Investments--Other than Investments in Related Parties and Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities in 2009.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 12, 2010

ITEM 11(E). FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         LINCOLN BENEFIT LIFE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                         YEAR ENDED DECEMBER 31,
                                                        ------------------------
                                                         2009     2008     2007
($ IN THOUSANDS)                                        ------- -------  -------
REVENUES
Net investment income.................................. $11,783 $13,940  $14,257
Realized capital gains and losses......................   1,480   5,952     (417)
                                                        ------- -------  -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE.......  13,263  19,892   13,840
Income tax expense.....................................   4,634   6,918    4,835
                                                        ------- -------  -------
NET INCOME.............................................   8,629  12,974    9,005
                                                        ------- -------  -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses......   5,783  (4,351)   4,307
                                                        ------- -------  -------
COMPREHENSIVE INCOME................................... $14,412 $ 8,623  $13,312
                                                        ======= =======  =======

                      See notes to financial statements.

                         LINCOLN BENEFIT LIFE COMPANY

                       STATEMENTS OF FINANCIAL POSITION

                                                                                       DECEMBER 31,
                                                                                 -----------------------
                                                                                    2009         2008
($ IN THOUSANDS, EXCEPT PAR VALUE DATA)                                          ----------- -----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $299,787 and
     $229,667).................................................................. $   308,343 $   229,328
   Short-term, at fair value (amortized cost $8,557 and $80,705)................       8,557      80,703
                                                                                 ----------- -----------
       Total investments........................................................     316,900     310,031

Cash............................................................................      10,063       3,145
Reinsurance recoverable from Allstate Life Insurance Company....................  18,689,074  18,791,710
Reinsurance recoverable from non-affiliates.....................................   1,766,824   1,613,685
Other assets....................................................................     110,400     113,637
Separate accounts...............................................................   2,039,647   1,823,163
                                                                                 ----------- -----------
          TOTAL ASSETS.......................................................... $22,932,908 $22,655,371
                                                                                 =========== ===========
LIABILITIES
Contractholder funds............................................................ $17,633,027 $17,787,376
Reserve for life-contingent contract benefits...................................   2,805,387   2,581,186
Unearned premiums...............................................................      21,656      24,169
Deferred income taxes...........................................................       3,300          --
Payable to affiliates, net......................................................      14,749      36,029
Current income taxes payable....................................................       4,656       7,017
Other liabilities and accrued expenses..........................................      97,513      97,870
Separate accounts...............................................................   2,039,647   1,823,163
                                                                                 ----------- -----------
          TOTAL LIABILITIES.....................................................  22,619,935  22,356,810
                                                                                 ----------- -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
  issued and outstanding........................................................       2,500       2,500
Additional capital paid-in......................................................     180,000     180,000
Retained income.................................................................     124,912     116,283
Accumulated other comprehensive income (loss):
   Unrealized net capital gains and losses......................................       5,561        (222)
                                                                                 ----------- -----------
          Total accumulated other comprehensive income (loss)...................       5,561        (222)
                                                                                 ----------- -----------
          TOTAL SHAREHOLDER'S EQUITY............................................     312,973     298,561
                                                                                 ----------- -----------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............................ $22,932,908 $22,655,371
                                                                                 =========== ===========

                      See notes to financial statements.

                         LINCOLN BENEFIT LIFE COMPANY

                      STATEMENTS OF SHAREHOLDER'S EQUITY

                                                           YEAR ENDED DECEMBER 31,
                                                        ----------------------------
                                                          2009      2008      2007
($ IN THOUSANDS)                                        --------  --------  --------
COMMON STOCK........................................... $  2,500  $  2,500  $  2,500
                                                        --------  --------  --------

ADDITIONAL CAPITAL PAID-IN.............................  180,000   180,000   180,000
                                                        --------  --------  --------
RETAINED INCOME
Balance, beginning of year.............................  116,283   103,309    94,304
Net income.............................................    8,629    12,974     9,005
                                                        --------  --------  --------
Balance, end of year...................................  124,912   116,283   103,309
                                                        --------  --------  --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year.............................     (222)    4,129      (178)
Change in unrealized net capital gains and losses......    5,783    (4,351)    4,307
                                                        --------  --------  --------
Balance, end of year...................................    5,561      (222)    4,129
                                                        --------  --------  --------
TOTAL SHAREHOLDER'S EQUITY............................. $312,973  $298,561  $289,938
                                                        ========  ========  ========

                      See notes to financial statements.

                         LINCOLN BENEFIT LIFE COMPANY

                           STATEMENTS OF CASH FLOWS

                                                                          YEAR ENDED DECEMBER 31,
                                                                       -----------------------------
                                                                          2009      2008      2007
($ IN THOUSANDS)                                                       ---------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................................ $   8,629  $ 12,974  $  9,005
Adjustments to reconcile net income to net cash provided by (used in)
  operating activities:
   Amortization and other non-cash items..............................       932       143        25
   Realized capital gains and losses..................................    (1,480)   (5,952)      417
   Changes in:
       Policy benefit and other insurance reserves....................    19,349    (5,052)  (18,124)
       Income taxes...................................................    (2,174)    2,065       428
       Receivable/payable to affiliates, net..........................   (21,280)   14,117    46,902
       Other operating assets and liabilities.........................       369   (24,195)  (24,698)
                                                                       ---------  --------  --------
          Net cash provided by (used in) operating activities.........     4,345    (5,900)   13,955
                                                                       ---------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities........................    46,330   101,584     5,176
Collections on fixed income securities................................    35,334     7,693    13,732
Purchases of fixed income securities..................................  (151,234)  (64,497)  (17,982)
Change in short-term investments......................................    72,143   (54,347)  (19,621)
                                                                       ---------  --------  --------
          Net cash provided by (used in) investing activities.........     2,573    (9,567)  (18,695)
                                                                       ---------  --------  --------
NET INCREASE (DECREASE) IN CASH.......................................     6,918   (15,467)   (4,740)
CASH AT BEGINNING OF YEAR.............................................     3,145    18,612    23,352
                                                                       ---------  --------  --------
CASH AT END OF YEAR................................................... $  10,063  $  3,145  $ 18,612
                                                                       =========  ========  ========

                      See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

1. GENERAL

  BASIS OF PRESENTATION

   The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   To conform to the current year presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  NATURE OF OPERATIONS

   The Company sells life insurance, retirement and investment products. The principal products are fixed annuities, and interest-sensitive, traditional and variable life insurance.

   The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2009, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies), and, through March 31, 2010, broker-dealers.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company's investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  INVESTMENTS

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS") and commercial mortgage-backed securities ("CMBS"). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statements of Cash Flows.

   Short-term investments, including money market funds and other short-term investments, are carried at fair value.

   Investment income consists primarily of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable.

   Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis.

   The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary including when the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in other comprehensive income ("OCI"). Fixed income securities subject to other-than-temporary impairment write-downs continue to earn investment income when future expected payments are reasonably estimable, and any discount or premium is recognized using the effective yield method over the expected life of the security; otherwise income recognition is discontinued.

  RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

   The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

  REINSURANCE

   The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and establishes allowances for uncollectible reinsurance as appropriate. No amounts have been deemed unrecoverable in the three years ended December 31, 2009. The Company continues to have primary liability as the direct insurer for the risks reinsured.

   Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

  INCOME TAXES

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on investments and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized (see Note 10).

  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 7). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

  CONTRACTHOLDER FUNDS

   Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life and fixed annuities. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 7). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

  SEPARATE ACCOUNTS

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

  ADOPTED ACCOUNTING STANDARDS

  RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

   In April 2009, the FASB issued new accounting guidance for the recognition of other-than-temporary impairments ("OTTI") of debt securities. If the fair value of a debt security is less than its amortized cost basis at the reporting date, an entity shall assess whether the impairment is an OTTI. When an entity intends to sell an impaired security or more likely than not will be required to sell an impaired security before recovery of its amortized cost basis, an OTTI is recognized in earnings. If the entity does not expect to recover the entire amortized cost basis of an impaired debt security, even if it does not intend to sell the security and it is not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the entity must consider, based upon an estimate of the present value of cash flows expected to be collected on the debt security as compared to its amortized cost basis, whether a credit loss exists. The portion of the total OTTI related to a credit loss shall be recognized in earnings while the portion of the total OTTI related to factors other than credit shall be recognized in OCI. The statement of operations is required to present the total OTTI with an offset for the amount of the total OTTI that is recognized in OCI, if any. The statement disclosing accumulated other comprehensive income ("AOCI") is required to separately present amounts recognized for debt securities for which a portion of an OTTI has been recognized in earnings, if any.

   The new guidance expands disclosure requirements for both debt and equity securities and requires a more detailed, risk-oriented breakdown of security types and related information. In addition, new disclosures are required about significant inputs used in determining credit losses as well as a rollforward of credit losses, if any. The disclosures are not required for earlier periods presented for comparative purposes. The new guidance applies to existing and new investments held as of the beginning of the period of adoption.

   The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption had no effect on the Company's results of operations or financial position.

  DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

   In April 2009, the FASB issued new accounting guidance relating to fair value measurements to provide additional guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased. Guidance on identifying circumstances that indicate a transaction is not orderly is also provided. If it is concluded that there has been a significant decrease in the volume and level of market activity for an asset or liability in relation to normal market activity, transaction or quoted prices may not be determinative of fair value and further analysis of transaction or quoted prices may be necessary. Determination of whether a transaction is orderly is based on the weight of relevant evidence.

   The disclosure requirements are expanded to include the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs during the reporting period. Disclosures of assets and liabilities measured at fair value are to be presented by major security type. Disclosures are not required for earlier periods presented for comparative purposes. Revisions resulting from a change in valuation technique or its application shall be accounted for as a change in accounting estimate and disclosed, along with the total effect of the change in valuation technique and related inputs, if practicable, by major category. The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption had no effect on the Company's results of operations or financial position.

  DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

   In March 2008, the FASB issued new accounting guidance, which amends and expands the disclosure requirements for derivatives. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position, results of operations, and cash flows. The standard requires quantitative disclosures about the potential cash outflows associated with the triggering of credit-risk-contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore the adoption as of March 31, 2009 had no impact on the Company's results of operations or financial position.

  PENDING ACCOUNTING STANDARD

  DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS

   In January 2010, the FASB issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The new disclosures and clarifications of existing disclosures are effective for periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore its adoption will have no impact on the Company's results of operations or financial position.

3. RELATED PARTY TRANSACTIONS

  BUSINESS OPERATIONS

   The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $202.9 million, $227.0 million and $202.2 million in 2009, 2008 and 2007, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

  BROKER-DEALER AGREEMENTS

   The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets the fixed annuities sold by the Company to unaffiliated financial services firms. In return for these services, the Company recorded commission expense of $4.6 million, $5.1 million and $3.4 million for the years ended December 31, 2009, 2008 and 2007, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

   The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $9.1 million, $18.4 million and $25.5 million of commission and other distribution expenses for the years ending December 31, 2009, 2008 and 2007, respectively, that were ceded to ALIC.

  REINSURANCE

   The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations and Comprehensive Income under the reinsurance agreements:

                                                 2009       2008       2007
  ($ IN THOUSANDS)                            ---------- ---------- ----------
  Premiums and contract charges.............. $  734,369 $  691,267 $  623,102
  Interest credited to contractholder funds,
    contract benefits and expenses...........  1,621,011  1,468,505  1,421,831

   Reinsurance recoverables due from ALIC totaled $18.69 billion and $18.79 billion as of December 31, 2009 and 2008, respectively.

  INCOME TAXES

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).

  INTERCOMPANY LOAN AGREEMENT

   The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2009 and 2008.

4. INVESTMENTS

  FAIR VALUES

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                    GROSS UNREALIZED
                                          AMORTIZED --------------    FAIR
                                            COST    GAINS    LOSSES   VALUE
   ($ IN THOUSANDS)                       --------- ------  -------  --------
   AT DECEMBER 31, 2009
   U.S. government and agencies.......... $ 79,982  $1,852  $  (283) $ 81,551
   Municipal.............................    2,999      96       --     3,095
   Corporate.............................  131,466   6,192      (85)  137,573
   RMBS..................................   66,326   1,733      (84)   67,975
   CMBS..................................   10,520      57     (873)    9,704
   ABS...................................    8,494      --      (49)    8,445
                                          --------  ------  -------  --------
      Total fixed income securities...... $299,787  $9,930  $(1,374) $308,343
                                          ========  ======  =======  ========
   AT DECEMBER 31, 2008
   U.S. government and agencies.......... $ 75,374  $3,700  $  (258) $ 78,816
   Municipal.............................      502      --       (3)      499
   Corporate.............................   77,192     603   (2,092)   75,703
   RMBS..................................   46,720   1,680      (49)   48,351
   CMBS..................................   22,896      --   (3,936)   18,960
   ABS...................................    6,983      20       (4)    6,999
                                          --------  ------  -------  --------
      Total fixed income securities...... $229,667  $6,003  $(6,342) $229,328
                                          ========  ======  =======  ========

  SCHEDULED MATURITIES

   The scheduled maturities for fixed income securities are as follows at December 31, 2009:

                                                      AMORTIZED  FAIR
                                                        COST     VALUE
        ($ IN THOUSANDS)                              --------- --------
        Due in one year or less...................... $ 16,527  $ 16,729
        Due after one year through five years........  133,714   138,059
        Due after five years through ten years.......   63,046    65,915
        Due after ten years..........................   11,680    11,220
                                                      --------  --------
                                                       224,967   231,923
        RMBS and ABS.................................   74,820    76,420
                                                      --------  --------
           Total..................................... $299,787  $308,343
                                                      ========  ========

   Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

  NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

                                               2009     2008     2007
         ($ IN THOUSANDS)                    -------  -------  -------
         Fixed income securities............ $12,098  $13,302  $13,533
         Short-term and other investments...     107      992    1,117
                                             -------  -------  -------
            Investment income, before
              expense.......................  12,205   14,294   14,650
            Investment expense..............    (422)    (354)    (393)
                                             -------  -------  -------
                Net investment income....... $11,783  $13,940  $14,257
                                             =======  =======  =======

  REALIZED CAPITAL GAINS AND LOSSES

   The Company recognized net realized capital gains of $1.5 million and $6.0 million in 2009 and 2008, respectively, and net realized capital losses of $417 thousand in 2007. Realized capital gains and losses in 2009 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses are included in accumulated other comprehensive income as of December 31, 2009.

   Gross gains of $1.5 million and $8.2 million were realized on sales of fixed income securities during 2009 and 2008, respectively. There were no gross gains realized on sales of fixed income securities in 2007. Gross losses of $3 thousand and $32 thousand were realized on sales of fixed income securities during 2009 and 2007, respectively. There were no gross losses realized on sales of fixed income securities in 2008.

  UNREALIZED NET CAPITAL GAINS AND LOSSES

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                  GROSS UNREALIZED
                                                          FAIR    --------------   UNREALIZED NET
                                                          VALUE   GAINS    LOSSES  GAINS (LOSSES)
($ IN THOUSANDS)                                         -------- ------  -------  --------------
AT DECEMBER 31, 2009
Fixed income securities................................. $308,343 $9,930  $(1,374)    $ 8,556
Short-term investments..................................    8,557     --       --          --
                                                                                      -------
   Unrealized net capital gains and losses, pre-tax.....                                8,556
   Deferred income taxes................................                               (2,995)
                                                                                      -------
   Unrealized net capital gains and losses, after-tax...                              $ 5,561
                                                                                      =======

                                                                  GROSS UNREALIZED
                                                          FAIR    --------------   UNREALIZED NET
                                                          VALUE   GAINS    LOSSES  GAINS (LOSSES)
                                                         -------- ------  -------  --------------
AT DECEMBER 31, 2008
Fixed income securities................................. $229,328 $6,003  $(6,342)    $  (339)
Short-term investments..................................   80,703     --       (2)         (2)
                                                                                      -------
   Unrealized net capital gains and losses, pre-tax.....                                 (341)
   Deferred income taxes................................                                  119
                                                                                      -------
   Unrealized net capital gains and losses, after-tax...                              $  (222)
                                                                                      =======

  CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                           2009     2008     2007
($ IN THOUSANDS)                                         -------  -------  -------
Fixed income securities................................. $ 8,895  $(6,691) $ 6,625
Short-term investments..................................       2       (2)      --
                                                         -------  -------  -------
   Total................................................   8,897   (6,693)   6,625
Deferred income taxes...................................  (3,114)   2,342   (2,318)
                                                         -------  -------  -------
Increase (decrease) in unrealized net capital gains and
  losses................................................ $ 5,783  $(4,351) $ 4,307
                                                         =======  =======  =======

  PORTFOLIO MONITORING

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made a decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is deemed other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the

Company evaluates if it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security by comparing the estimated recovery value calculated by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, with the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in OCI.

   The Company's portfolio monitoring process includes a quarterly review of all securities through a screening process which identifies instances where the fair value compared to amortized cost is below established thresholds, and also includes the monitoring of other criteria such as ratings, ratings downgrades or payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the length of time and extent to which the fair value has been less than amortized cost; 2) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; and 3) the specific reasons that a security is in a significant unrealized loss position, including overall market conditions which could affect liquidity.

   The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                     LESS THAN 12 MONTHS           12 MONTHS OR MORE
                                 ---------------------------  --------------------------    TOTAL
                                  NUMBER    FAIR   UNREALIZED  NUMBER   FAIR   UNREALIZED UNREALIZED
                                 OF ISSUES  VALUE    LOSSES   OF ISSUES VALUE    LOSSES     LOSSES
($ IN THOUSANDS)                 --------- ------- ---------- --------- ------ ---------- ----------
AT DECEMBER 31, 2009
U.S. government and agencies....     2     $41,469  $  (283)     --     $   --  $    --    $  (283)
Corporate.......................     5      11,269      (71)      1      3,485      (14)       (85)
RMBS............................     1       4,543      (84)     --         --       --        (84)
CMBS............................     2       3,475      (27)      1      1,158     (846)      (873)
ABS.............................     1       8,445      (49)     --         --       --        (49)
                                    --     -------  -------      --     ------  -------    -------
   Total........................    11     $69,201  $  (514)      2     $4,643  $  (860)   $(1,374)
                                    ==     =======  =======      ==     ======  =======    =======
AT DECEMBER 31, 2008
U.S. government and agencies....     1     $30,731  $  (258)     --     $   --  $    --    $  (258)
Municipal.......................     1         499       (3)     --         --       --         (3)
Corporate.......................    24      47,272   (1,691)      4      4,982     (401)    (2,092)
RMBS............................     1       1,119      (49)     --         --       --        (49)
CMBS............................     9      18,337   (2,555)      1        623   (1,381)    (3,936)
ABS.............................     1         997       (4)     --         --       --         (4)
                                    --     -------  -------      --     ------  -------    -------
   Total........................    37     $98,955  $(4,560)      5     $5,605  $(1,782)   $(6,342)
                                    ==     =======  =======      ==     ======  =======    =======

   At December 31, 2009, $529 thousand of unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from Standard & Poors, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available, which is consistent with the National Association of Insurance Commissioners ("NAIC") rating. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

   As of December 31, 2009, the remaining $845 thousand of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. These unrealized losses were evaluated based on factors such as discounted cash flows, the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations or collateral.

   As of December 31, 2009, the Company has not made a decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

  OTHER INVESTMENT INFORMATION

   At December 31, 2009, fixed income securities and short-term investments with a carrying value of $9.8 million were on deposit with regulatory authorities as required by law.

5. FAIR VALUE OF ASSETS AND LIABILITIES

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies.

   The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1:Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2:Assets and liabilities whose values are based on the following:

       a) Quoted prices for similar assets or liabilities in active markets;

       b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

       c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3:Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3. As of December 31, 2009, 10.3% of total assets are measured at fair value and 1.0% of total liabilities are measured at fair value.

  SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

  Level 1 measurements

    . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

    . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

    . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

  Level 2 measurements

    .  Fixed income securities:

       U.S. GOVERNMENT AND AGENCIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

       MUNICIPAL: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

       CORPORATE, INCLUDING PRIVATELY PLACED: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

       RMBS; ABS: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

       CMBS: Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

    . Short-term: Valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

    . Contractholder funds: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

  Level 3 measurements

    .  Fixed income securities:

       CORPORATE: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.

       CMBS: Valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

       Contractholder funds: Derivatives embedded in certain annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:

                                                       QUOTED PRICES   SIGNIFICANT
                                                         IN ACTIVE        OTHER    SIGNIFICANT
                                                        MARKETS FOR    OBSERVABLE  UNOBSERVABLE BALANCE AS OF
                                                      IDENTICAL ASSETS   INPUTS       INPUTS    DECEMBER 31,
                                                         (LEVEL 1)      (LEVEL 2)   (LEVEL 3)       2009
($ IN THOUSANDS)                                      ---------------- ----------- ------------ -------------
ASSETS:
   Fixed income securities:
       U.S. government and agencies..................    $   29,273     $  52,278    $     --    $   81,551
       Municipal.....................................            --         3,095          --         3,095
       Corporate.....................................            --       136,484       1,089       137,573
       RMBS..........................................            --        67,975          --        67,975
       CMBS..........................................            --         8,546       1,158         9,704
       ABS...........................................            --         8,445          --         8,445
                                                         ----------     ---------    --------    ----------
          Total fixed income securities..............        29,273       276,823       2,247       308,343
   Short-term investments............................         8,507            50          --         8,557
   Separate account assets...........................     2,039,647            --          --     2,039,647
                                                         ----------     ---------    --------    ----------
       TOTAL RECURRING BASIS ASSETS..................     2,077,427       276,873       2,247     2,356,547
                                                         ----------     ---------    --------    ----------
TOTAL ASSETS AT FAIR VALUE...........................    $2,077,427     $ 276,873    $  2,247    $2,356,547
                                                         ==========     =========    ========    ==========
% of total assets at fair value......................          88.2%         11.7%        0.1%        100.0%

LIABILITIES:
   Contractholder funds:
       Derivatives embedded in annuity contracts.....    $       --     $(199,765)   $(15,526)   $ (215,291)
                                                         ----------     ---------    --------    ----------
TOTAL LIABILITIES AT FAIR VALUE......................    $       --     $(199,765)   $(15,526)   $ (215,291)
                                                         ==========     =========    ========    ==========
% of total liabilities at fair value.................           -- %         92.8%        7.2%        100.0%

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:

                                                       QUOTED PRICES   SIGNIFICANT
                                                         IN ACTIVE        OTHER    SIGNIFICANT
                                                        MARKETS FOR    OBSERVABLE  UNOBSERVABLE BALANCE AS OF
                                                      IDENTICAL ASSETS   INPUTS       INPUTS    DECEMBER 31,
                                                         (LEVEL 1)      (LEVEL 2)   (LEVEL 3)       2008
($ IN THOUSANDS)                                      ---------------- ----------- ------------ -------------
ASSETS:
   Fixed income securities:
       U.S. government and agencies..................    $   48,085     $ 30,731     $     --    $   78,816
       Municipal.....................................            --          499           --           499
       Corporate.....................................            --       74,396        1,307        75,703
       RMBS..........................................            --       48,351           --        48,351
       CMBS..........................................            --       18,960           --        18,960
       ABS...........................................            --          997        6,002         6,999
                                                         ----------     --------     --------    ----------
          Total fixed income securities..............        48,085      173,934        7,309       229,328
   Short-term investments............................        30,657       50,046           --        80,703
   Separate account assets...........................     1,823,163           --           --     1,823,163
                                                         ----------     --------     --------    ----------
       TOTAL RECURRING BASIS ASSETS..................     1,901,905      223,980        7,309     2,133,194
                                                         ----------     --------     --------    ----------
TOTAL ASSETS AT FAIR VALUE...........................    $1,901,905     $223,980     $  7,309    $2,133,194
                                                         ==========     ========     ========    ==========
% of total assets at fair value......................          89.2%        10.5%         0.3%        100.0%

LIABILITIES:
   Contractholder funds:
       Derivatives embedded in annuity contracts.....    $       --     $(33,466)    $(36,544)   $  (70,010)
                                                         ----------     --------     --------    ----------
TOTAL LIABILITIES AT FAIR VALUE......................    $       --     $(33,466)    $(36,544)   $  (70,010)
                                                         ==========     ========     ========    ==========
% of total liabilities at fair value.................           -- %        47.8%        52.2%        100.0%

   When the inputs used to measure fair value fall into different levels of the fair value hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3).

   The following table provides a summary of changes in fair value during the year ended December 31, 2009 of Level 3 assets and liabilities held at fair value on a recurring basis. Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the table below.

                                                                                                                     TOTAL
                                                                                                                 GAINS (LOSSES)
                                           TOTAL REALIZED AND UNREALIZED                                          INCLUDED IN
                                           GAINS (LOSSES) INCLUDED IN:     PURCHASES,                              NET INCOME
                                           ----------------------------      SALES,                              FOR ASSETS AND
                                BALANCE                      OCI ON        ISSUANCES       NET        BALANCE     LIABILITIES
                                 AS OF                    STATEMENT OF        AND      TRANSFERS IN    AS OF     STILL HELD AT
                              DECEMBER 31,    NET          FINANCIAL      SETTLEMENTS, AND/OR (OUT) DECEMBER 31,  DECEMBER 31,
                                  2008     INCOME/(1)/      POSITION          NET       OF LEVEL 3      2009       2009/(2)/
($ IN THOUSANDS)              ------------ ----------     ------------    ------------ ------------ ------------ --------------
ASSETS
  Fixed income securities:
   Corporate.................   $  1,307    $    (2)          $ 96          $  (216)       $(96)      $  1,089      $    (2)
   CMBS......................         --         --            535               --         623          1,158           --
   ABS.......................      6,002        288            (19)          (6,271)         --             --           --
                                --------    -------           ----          -------        ----       --------      -------
   TOTAL RECURRING LEVEL 3
    ASSETS...................   $  7,309    $   286           $612          $(6,487)       $527       $  2,247      $    (2)
                                ========    =======           ====          =======        ====       ========      =======
LIABILITIES
  Contractholder funds:
   Derivatives embedded in
    annuity contracts........   $(36,544)   $19,984           $ --          $ 1,034        $ --       $(15,526)     $19,984
                                --------    -------           ----          -------        ----       --------      -------
   TOTAL RECURRING LEVEL 3
    LIABILITIES..............   $(36,544)   $19,984           $ --          $ 1,034        $ --       $(15,526)     $19,984
                                ========    =======           ====          =======        ====       ========      =======

--------
(1)The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $288 thousand in realized capital gains and losses, and $(2) thousand in net investment income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.
(2)The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

   The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 assets and liabilities held at fair value on a recurring basis.

                                                                                                     TOTAL
                                                                                                 GAINS (LOSSES)
                                                                                                  INCLUDED IN
                                        TOTAL REALIZED AND UNREALIZED                              NET INCOME
                                        GAINS (LOSSES) INCLUDED IN:     PURCHASES,                 FOR ASSETS
                                        ----------------------------      SALES,                      AND
                              BALANCE                      OCI ON       ISSUANCES     BALANCE     LIABILITIES
                               AS OF                    STATEMENT OF       AND         AS OF     STILL HELD AT
                             JANUARY 1,     NET          FINANCIAL     SETTLEMENTS, DECEMBER 31,  DECEMBER 31,
                                2008     INCOME/(1)/      POSITION         NET          2008       2008/(2)/
($ IN THOUSANDS)             ---------- -----------     ------------   ------------ ------------ --------------
ASSETS
 Fixed income securities:
   Corporate................  $ 1,500    $     (1)         $  --         $  (192)     $  1,307      $     (2)
   ABS......................   10,484         181           (434)         (4,229)        6,002            (1)
                              -------    --------          -----         -------      --------      --------
   TOTAL RECURRING LEVEL 3
     ASSETS.................  $11,984    $    180          $(434)        $(4,421)     $  7,309      $     (3)
                              =======    ========          =====         =======      ========      ========
LIABILITIES
 Contractholder funds:
   Derivatives embedded in
     annuity contracts......  $  (256)   $(36,498)         $  --         $   210      $(36,544)     $(36,498)
                              -------    --------          -----         -------      --------      --------
   TOTAL RECURRING LEVEL 3
     LIABILITIES............  $  (256)   $(36,498)         $  --         $   210      $(36,544)     $(36,498)
                              =======    ========          =====         =======      ========      ========

--------
(1)The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $185 thousand in realized capital gains and losses, and $(5) thousand in net investment income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.
(2)The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

   As of December 31, 2009 and 2008, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $13.64 billion and $12.64 billion, respectively, as of December 31, 2009 and were $14.08 billion and $12.67 billion, respectively, as of December 31, 2008.

   The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

6. DERIVATIVE FINANCIAL INSTRUMENTS

   The Company has derivatives embedded in non-derivative "host" contracts, which are required to be separated from the host contracts and accounted for at fair value as derivative instruments. The Company does not use derivatives for trading purposes. The Company's embedded derivatives are equity options in annuity product contracts, which provide equity returns to contractholders; and guaranteed minimum accumulation and withdrawal benefits related to the Company's variable annuity contracts.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statements of Financial Position at December 31, 2009.

                                                                     VOLUME-      FAIR
                                                 BALANCE SHEET       NOTIONAL    VALUE,   GROSS   GROSS
                                                    LOCATION          AMOUNT      NET     ASSET LIABILITY
($ IN THOUSANDS)                              --------------------- ---------- ---------  ----- ---------
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
   EMBEDDED DERIVATIVE FINANCIAL
     INSTRUMENTS
       Equity index options in life and
         annuity product contracts........... Contractholder funds  $4,018,238 $(199,765)  $--  $(199,765)
       Guaranteed accumulation
         benefits............................ Contractholder funds     237,005   (13,690)   --    (13,690)
       Guaranteed withdrawal benefits........ Contractholder funds      37,835    (1,836)   --     (1,836)
                                                                    ---------- ---------   ---  ---------
TOTAL DERIVATIVES............................                       $4,293,078 $(215,291)  $--  $(215,291)
                                                                    ========== =========   ===  =========

   The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                               CARRYING VALUE
                                                       NOTIONAL    FAIR    -----------------
                                                        AMOUNT     VALUE   ASSETS (LIABILITIES)
($ IN THOUSANDS)                                      ---------- --------  ------ -------------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Equity index options in life and annuity product
     contracts....................................... $3,827,332 $(33,466)  $--     $(33,466)
   Guaranteed accumulation benefits..................    218,234  (31,020)   --      (31,020)
   Guaranteed withdrawal benefits....................     36,605   (5,524)   --       (5,524)
                                                      ---------- --------   ---     --------
TOTAL DERIVATIVES.................................... $4,082,171 $(70,010)  $--     $(70,010)/(1)/
                                                      ========== ========   ===     ========

--------
(1)Presented in the Statements of Financial Position as contractholder funds.

   Losses from valuation on embedded derivative financial instruments recorded in contract benefits for the year ended December 31, 2009 were $145.3 million, which in turn were ceded to ALIC.

  OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   There were no off-balance-sheet financial instruments at December 31, 2009 or 2008.

7. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

   At December 31, the reserve for life-contingent contract benefits consists of the following:

                                                        2009       2008
     ($ IN THOUSANDS)                                ---------- ----------
     Traditional life............................... $1,280,461 $1,169,049
     Immediate fixed annuities......................    686,057    700,935
     Accident and health............................    831,211    705,785
     Other..........................................      7,658      5,417
                                                     ---------- ----------
        Total reserve for life-contingent contract
          benefits.................................. $2,805,387 $2,581,186
                                                     ========== ==========

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

PRODUCT                       MORTALITY          INTEREST RATE      ESTIMATION METHOD
-------                  -------------------- -------------------  -------------------
Traditional life         Actual company       Interest rate        Net level premium
insurance                experience plus      assumptions range    reserve method
                         loading              from 4.0% to 8.0%    using the Company's
                                                                   withdrawal
                                                                   experience rates

Immediate fixed          1983 individual      Interest rate        Present value of
annuities                annuity mortality    assumptions range    expected future
                         table with internal  from 2.3% to 8.8%    benefits based on
                         modifications; 1983                       historical
                         individual annuity                        experience
                         mortality table;
                         Annuity 2000
                         mortality table
                         with internal
                         modifications

Accident and health      Actual company                            Unearned premium;
                         experience plus                           additional contract
                         loading                                   reserves for
                                                                   mortality risk

Other:

   Variable annuity                           Interest rate        Projected benefit
   guaranteed minimum    100% of Annuity      assumptions range    ratio applied to
   death benefits        2000 mortality table from 4.5% to 5.5%    cumulative
                                                                   assessments

   At December 31, contractholder funds consist of the following:

                                                   2009        2008
         ($ IN THOUSANDS)                       ----------- -----------
         Interest-sensitive life insurance..... $ 3,844,319 $ 3,572,143
         Investment contracts:
            Fixed annuities....................  13,675,700  14,103,390
            Other investment contracts.........     113,008     111,843
                                                ----------- -----------
                Total contractholder funds..... $17,633,027 $17,787,376
                                                =========== ===========

   The following table highlights the key contract provisions relating to contractholder funds:

                                               WITHDRAWAL/SURRENDER
PRODUCT                     INTEREST RATE            CHARGES
-------                  --------------------  --------------------
Interest-sensitive       Interest rates        Either a percentage
life insurance           credited range from   of account balance
                         3.0% to 6.0%          or dollar amount
                                               grading off
                                               generally over 20
                                               years

Fixed annuities          Interest rates        Either a declining
                         credited range from   or a level
                         1.5% to 8.8% for      percentage charge
                         immediate annuities   generally over nine
                         and 0% to 16.0% for   years or less.
                         other fixed           Additionally,
                         annuities (which      approximately 22.1%
                         include               of fixed annuities
                         equity-indexed        are subject to
                         annuities whose       market value
                         returns are indexed   adjustment for
                         to the S&P 500)       discretionary
                                               withdrawals.

Other investment
contracts:
                         Interest rates used   Withdrawal and
   Guaranteed            in establishing       surrender charges
   minimum income,       reserves range from   are based on the
   accumulation and      1.8% to 10.3%         terms of the related
   withdrawal                                  interest-sensitive
   benefits on                                 life insurance or
   variable                                    fixed annuity
   annuities and                               contract.
   secondary
   guarantees on
   interest-sensitive
   life insurance
   and fixed
   annuities

   Contractholder funds activity for the years ended December 31 is as follows:

                                                    2009         2008
       ($ IN THOUSANDS)                         -----------  -----------
       Balance, beginning of year.............. $17,787,376  $17,820,885
       Deposits................................   1,751,516    2,148,361
       Interest credited.......................     821,046      528,493
       Benefits................................    (523,905)    (552,047)
       Surrenders and partial withdrawals......  (1,826,122)  (1,855,296)
       Contract charges........................    (417,398)    (367,880)
       Net transfers from separate accounts....      14,400       18,595
       Other adjustments.......................      26,114       46,265
                                                -----------  -----------
       Balance, end of year.................... $17,633,027  $17,787,376
                                                ===========  ===========

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                              DECEMBER 31,
                                                           -------------------
                                                             2009      2008
  ($ IN MILLIONS)                                          --------- ---------
  IN THE EVENT OF DEATH
     Separate account value............................... $ 1,405.4 $ 1,327.3
     Net amount at risk/(1)/.............................. $   213.1 $   455.0
     Average attained age of contractholders..............  57 years  56 years

  AT ANNUITIZATION
     Separate account value............................... $   263.7 $   233.4
     Net amount at risk/(2)/.............................. $    75.9 $   139.8
     Weighted average waiting period until annuitization
       options available..................................   3 years   4 years

  FOR CUMULATIVE PERIODIC WITHDRAWALS
     Separate account value............................... $    37.8 $    36.6
     Net amount at risk/(3)/.............................. $     0.6 $     5.0

  ACCUMULATION AT SPECIFIED DATES
     Separate account value............................... $   236.8 $   218.0
     Net amount at risk/(4)/.............................. $    26.9 $    52.9
     Weighted average waiting period until guarantee
       date...............................................  10 years  10 years

--------
(1)Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
(2)Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
(4)Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   As of December 31, 2009, liabilities for guarantees related to death, income, accumulation and withdrawal benefits were $65.9 million, $38.6 million, $13.7 million and $2.4 million, respectively. As of December 31, 2008, liabilities for guarantees related to death, income, accumulation and withdrawal benefits were $48.4 million, $32.3 million, $31.0 million and $5.5 million, respectively.

8. REINSURANCE

   The Company has reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies to a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

   Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2009, 91.4% of the total reinsurance recoverables were related to ALIC and 8.6% were related to non-affiliated reinsurers. At both December 31, 2009 and 2008, 97% of the Company's non-affiliated reinsurance recoverables are due from companies rated A or better by S&P.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                             2009        2008        2007
   ($ IN THOUSANDS)                       ----------  ----------  ----------
   PREMIUMS AND CONTRACT CHARGES
   Direct................................ $1,194,526  $1,138,747  $1,038,671
   Assumed...............................      7,849       8,576       9,132
   Ceded:
      Affiliate..........................   (734,369)   (691,267)   (623,102)
      Non-affiliate......................   (468,006)   (456,056)   (424,701)
                                          ----------  ----------  ----------
   Premiums and contract charges, net of
     reinsurance......................... $       --  $       --  $       --
                                          ==========  ==========  ==========

   The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

                                                2009         2008         2007
($ IN THOUSANDS)                            -----------  -----------  -----------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS,
  CONTRACT BENEFITS AND EXPENSES
Direct..................................... $ 2,159,262  $ 2,065,299  $ 1,964,326
Assumed....................................      11,101        8,922       10,473
Ceded:
   Affiliate...............................  (1,621,011)  (1,468,505)  (1,421,831)
   Non-affiliate...........................    (549,352)    (605,716)    (552,968)
                                            -----------  -----------  -----------
Interest credited to contractholder funds,
  contract benefits and expenses, net of
  reinsurance.............................. $        --  $        --  $        --
                                            ===========  ===========  ===========

9. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

  GUARANTEES

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2009.

  REGULATION AND COMPLIANCE

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

  LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

   BACKGROUND

   The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

    . These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

    . The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

    . In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

    . In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

    . For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

    . Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

   PROCEEDINGS

   Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

   AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

    . These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge.

    . A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge.

   In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

   OTHER MATTERS

   Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

10. INCOME TAXES

   The Company joins the Corporation and its other domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns filed for 2005-2006 and the case is under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits at December 31, 2009 or 2008, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                                        2009    2008
          ($ IN THOUSANDS)                            -------  -----
          DEFERRED ASSETS
          Unrealized net capital losses.............. $    --  $ 119
          Other assets...............................      --     20
                                                      -------  -----
             Total deferred assets...................      --    139
                                                      -------  -----
          DEFERRED LIABILITIES
          Unrealized net capital gains...............  (2,995)    --
          Difference in tax bases of investments.....    (118)  (139)
          Other liabilities..........................    (187)    --
                                                      -------  -----
             Total deferred liabilities..............  (3,300)  (139)
                                                      -------  -----
                 Net deferred liabilities............ $(3,300) $  --
                                                      =======  =====

   The components of income tax expense for the years ended December 31 are as follows:

                                               2009   2008    2007
             ($ IN THOUSANDS)                 ------ ------  ------
             Current......................... $4,447 $7,054  $4,810
             Deferred........................    187   (136)     25
                                              ------ ------  ------
                Total income tax expense..... $4,634 $6,918  $4,835
                                              ====== ======  ======

   The Company paid income taxes of $6.8 million, $4.9 million and $4.4 million in 2009, 2008 and 2007, respectively.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                2009  2008  2007
                                                ----  ----  ----
               Statutory federal income tax
                 rate.......................... 35.0% 35.0% 35.0%
               Other........................... (0.1) (0.2) (0.1)
                                                ----  ----  ----
               Effective income tax rate....... 34.9% 34.8% 34.9%
                                                ====  ====  ====

11. STATUTORY FINANCIAL INFORMATION

   The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income for 2009, 2008, and 2007 was $8.5 million, $7.8 million and $9.1 million, respectively. Statutory capital and surplus was $306.0 million and $278.8 million as of December 31, 2009 and 2008, respectively.

  DIVIDENDS

   The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Based on the Company's statutory capital and surplus as of December 31, 2009, the maximum amount of dividends that the Company can distribute during 2010 without prior approval of the Nebraska Department of Insurance is $30.6 million. The Company did not pay any dividends in 2009.

12. OTHER COMPREHENSIVE INCOME

   The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                            2009
                                                                 --------------------------
                                                                 PRE-TAX    TAX    AFTER-TAX
($ IN THOUSANDS)                                                 -------  -------  ---------
Unrealized net holding gains arising during the period.......... $10,135  $(3,547)  $ 6,588
Less: reclassification adjustment of realized capital gains and
  losses........................................................   1,238     (433)      805
                                                                 -------  -------   -------
Unrealized net capital gains and losses.........................   8,897   (3,114)    5,783
                                                                 -------  -------   -------
Other comprehensive income...................................... $ 8,897  $(3,114)  $ 5,783
                                                                 =======  =======   =======

                                                                            2008
                                                                 --------------------------
                                                                 PRE-TAX    TAX    AFTER-TAX
-                                                                -------  -------  ---------
Unrealized net holding losses arising during the period......... $(3,078) $ 1,077   $(2,001)
Less: reclassification adjustment of realized capital gains and
  losses........................................................   3,615   (1,265)    2,350
                                                                 -------  -------   -------
Unrealized net capital gains and losses.........................  (6,693)   2,342    (4,351)
                                                                 -------  -------   -------
Other comprehensive loss........................................ $(6,693) $ 2,342   $(4,351)
                                                                 =======  =======   =======

                                                                            2007
                                                                 --------------------------
                                                                 PRE-TAX    TAX    AFTER-TAX
-                                                                -------  -------  ---------
Unrealized net holding gains arising during the period.......... $ 6,211  $(2,173)  $ 4,038
Less: reclassification adjustment of realized capital gains and
  losses........................................................    (414)     145      (269)
                                                                 -------  -------   -------
Unrealized net capital gains and losses.........................   6,625   (2,318)    4,307
                                                                 -------  -------   -------
Other comprehensive income...................................... $ 6,625  $(2,318)  $ 4,307
                                                                 =======  =======   =======

                         LINCOLN BENEFIT LIFE COMPANY

                      SCHEDULE I--SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2009

                                                                                             AMOUNTS AT
                                                                                               WHICH
                                                                                              SHOWN ON
                                                                          AMORTIZED  FAIR     BALANCE
                                                                            COST     VALUE     SHEET
($ IN THOUSANDS)                                                          --------- -------- ----------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities..... $ 79,982  $ 81,551  $ 81,551
       States, municipalities and political subdivisions.................    2,999     3,095     3,095
       Public utilities..................................................   12,037    12,602    12,602
       All other corporate bonds.........................................  119,429   124,971   124,971
   Asset-backed securities...............................................    8,494     8,445     8,445
   Residential mortgage-backed securities................................   66,326    67,975    67,975
   Commercial mortgage-backed securities.................................   10,520     9,704     9,704
                                                                          --------  --------  --------
       Total fixed maturities............................................  299,787   308,343   308,343
Short-term investments...................................................    8,557     8,557     8,557
                                                                          --------  --------  --------
       Total investments................................................. $308,344  $316,900  $316,900
                                                                          ========  ========  ========

                         LINCOLN BENEFIT LIFE COMPANY

                           SCHEDULE IV--REINSURANCE

                                                                              PERCENTAGE
                                                             ASSUMED          OF AMOUNT
                                             CEDED TO OTHER FROM OTHER  NET    ASSUMED
                                GROSS AMOUNT COMPANIES/(1)/ COMPANIES  AMOUNT   TO NET
($ IN THOUSANDS)                ------------ -------------- ---------- ------ ----------
YEAR ENDED DECEMBER 31, 2009
Life insurance in force........ $349,952,260  $356,581,252  $6,628,992  $--       --
                                ============  ============  ==========  ===
Premiums and contract charges:
   Life and annuities.......... $  1,072,840  $  1,080,689  $    7,849  $--       --
   Accident and health.........      121,686       121,686          --   --       --
                                ------------  ------------  ----------  ---
                                $  1,194,526  $  1,202,375  $    7,849  $--       --
                                ============  ============  ==========  ===
YEAR ENDED DECEMBER 31, 2008
Life insurance in force........ $337,177,898  $344,250,029  $7,072,131  $--       --
                                ============  ============  ==========  ===
Premiums and contract charges:
   Life and annuities.......... $  1,017,339  $  1,025,915  $    8,576  $--       --
   Accident and health.........      121,408       121,408          --   --       --
                                ------------  ------------  ----------  ---
                                $  1,138,747  $  1,147,323  $    8,576  $--       --
                                ============  ============  ==========  ===
YEAR ENDED DECEMBER 31, 2007
Life insurance in force........ $315,111,039  $322,635,416  $7,524,377  $--       --
                                ============  ============  ==========  ===
Premiums and contract charges:
   Life and annuities.......... $    922,355  $    931,487  $    9,132  $--       --
   Accident and health.........      116,316       116,316          --   --       --
                                ------------  ------------  ----------  ---
                                $  1,038,671  $  1,047,803  $    9,132  $--       --
                                ============  ============  ==========  ===

--------
(1)No reinsurance or coinsurance income was netted against premiums ceded in 2009, 2008 and 2007.

               -----------------------------------------------------------------
               LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
               FINANCIAL STATEMENTS AS OF DECEMBER 31, 2009 AND FOR THE PERIODS ENDED DECEMBER 31, 2009 AND 2008, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Life Account as of December 31, 2009, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, IL
March 26, 2010

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------


                            AIM Variable      AIM Variable      AIM Variable     AIM Variable
                              Insurance        Insurance         Insurance         Insurance         The Alger         The Alger
                                Funds            Funds             Funds             Funds         American Fund     American Fund
                             Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                                                        Alger
                                               AIM V. I.                           AIM V. I.          Alger            Capital
                              AIM V. I.         Capital          AIM V. I.          Mid Cap          Balanced        Appreciation
                             Basic Value      Appreciation      Core Equity       Core Equity       Class I-2         Class I-2
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       4,892,007 $       1,060,500 $         358,056 $       1,669,281 $          27,468 $     12,799,086
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $       4,892,007 $       1,060,500 $         358,056 $       1,669,281 $          27,468 $     12,799,086
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $       4,892,007 $       1,060,500 $         358,056 $       1,669,281 $          27,468 $     12,799,086
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $       4,892,007 $       1,060,500 $         358,056 $       1,669,281 $          27,468 $     12,799,086
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                   818,061            52,164            14,368           152,865             2,546          278,726
                         ================= ================= ================= ================= ================= ================

Cost of investments      $       6,536,592 $       1,214,590 $         358,934 $       1,787,664 $          24,785 $     10,054,500
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $            9.10 $            9.84 $           10.58 $           13.35 $            9.19 $           9.23
                         ================= ================= ================= ================= ================= ================

   Highest               $            9.47 $            9.84 $           10.58 $           13.35 $            9.19 $          21.08
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------



                             The Alger         The Alger         The Alger         The Alger     AllianceBernstein AllianceBernstein
                           American Fund     American Fund     American Fund     American Fund         Fund              Fund
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                               Alger             Alger             Alger              Alger
                              Income           Large Cap           MidCap           SmallCap             VPS              VPS
                             & Growth            Growth            Growth            Growth          Growth and       International
                             Class I-2         Class I-2         Class I-2          Class I-2      Income Class A    Growth Class A
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $       4,604,089 $       9,071,997 $      19,184,398 $       5,384,329 $          27,664 $         59,409
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $       4,604,089 $       9,071,997 $      19,184,398 $       5,384,329 $          27,664 $         59,409
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $       4,604,089 $       9,071,997 $      19,184,398 $       5,384,329 $          27,664 $         59,409
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $       4,604,089 $       9,071,997 $      19,184,398 $       5,384,329 $          27,664 $         59,409
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                   497,202           233,814         1,796,292           210,490             1,820            3,566
                         ================= ================= ================= ================= ================= ================

Cost of investments      $       5,128,446 $       8,789,230 $      28,876,380 $       4,642,996 $          25,394 $         48,639
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           13.39 $            8.60 $            7.29 $           13.08 $            7.79 $           7.35
                         ================= ================= ================= ================= ================= ================

   Highest               $           13.39 $           12.92 $           18.55 $           13.08 $            7.79 $           7.35
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------


                                                                                DWS Investments   DWS Investments         DWS
                         AllianceBernstein AllianceBernstein AllianceBernstein       Variable         Variable          Variable
                               Fund               Fund              Fund        Insurance Trust   Insurance Trust      Series I
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------


                                VPS              VPS               VPS              DWS VIP
                           International       Small Cap        Small/Mid          Equity 500        DWS VIP           DWS VIP
                           Value Class A    Growth Class A   Cap Value Class A      Index A      Small Cap Index A      Bond
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $          28,334 $          34,310 $          17,598 $       1,800,754 $         630,967 $      5,921,147
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $          28,334 $          34,310 $          17,598 $       1,800,754 $         630,967 $      5,921,147
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $          28,334 $          34,310 $          17,598 $       1,800,754 $         630,967 $      5,921,147
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $          28,334 $          34,310 $          17,598 $       1,800,754 $         630,967 $      5,921,147
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                     1,927             2,871             1,312           154,042            63,734        1,068,799
                         ================= ================= ================= ================= ================= ================

Cost of investments      $          25,408 $          28,762 $          14,412 $       1,885,495 $         772,462 $      6,991,193
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $            6.48 $            8.63 $            8.95 $           15.19 $           18.48 $          14.49
                         ================= ================= ================= ================= ================= ================

   Highest               $            6.48 $            8.63 $            8.95 $           15.19 $           18.48 $          16.96
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------


                                 DWS              DWS               DWS               DWS            Federated        Federated
                               Variable         Variable          Variable          Variable         Insurance        Insurance
                              Series I          Series I          Series I         Series II           Series           Series
                             Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                                                                                                                      Federated
                               DWS VIP           DWS VIP                                              Federated      Fund for U.S.
                               Global          Growth and         DWS VIP           DWS VIP           Capital         Government
                           Opportunities         Income        International      Balanced A       Income Fund II   Securities II
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $       4,445,036 $       1,381,180 $       2,186,031 $       3,328,113 $       2,743,926 $      8,409,009
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $       4,445,036 $       1,381,180 $       2,186,031 $       3,328,113 $       2,743,926 $      8,409,009
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $       4,445,036 $       1,381,180 $       2,186,031 $       3,328,113 $       2,743,926 $      8,409,009
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $       4,445,036 $       1,381,180 $       2,186,031 $       3,328,113 $       2,743,926 $      8,409,009
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                   392,671           205,839           264,653           162,189           316,485          734,411
                         ================= ================= ================= ================= ================= ================

Cost of investments      $       5,298,663 $       1,693,649 $       2,818,887 $       3,456,870 $       2,792,101 $      8,315,471
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           22.09 $           10.56 $           12.29 $           10.73 $           11.77 $          17.45
                         ================= ================= ================= ================= ================= ================

   Highest               $           22.09 $           10.56 $           12.29 $           11.08 $           18.12 $          20.47
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                             Federated          Variable          Variable          Variable          Variable          Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                              Series         Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------


                             Federated                                                                                    VIP
                            High Income        VIP Asset                              VIP                                Growth
                           Bond Fund II         Manager        VIP Contrafund    Equity-Income       VIP Growth         & Income
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $       7,760,615 $       8,089,394 $      54,674,558 $      28,997,984 $      30,597,732 $         47,117
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $       7,760,615 $       8,089,394 $      54,674,558 $      28,997,984 $      30,597,732 $         47,117
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $       7,760,615 $       8,089,394 $      54,674,558 $      28,997,984 $      30,597,732 $         47,117
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $       7,760,615 $       8,089,394 $      54,674,558 $      28,997,984 $      30,597,732 $         47,117
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                 1,163,510           622,261         2,651,530         1,725,044         1,018,566            4,256
                         ================= ================= ================= ================= ================= ================

Cost of investments      $       7,791,934 $       8,919,246 $      67,401,168 $      38,716,225 $      34,960,042 $         41,725
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           17.00 $           14.98 $            8.21 $            7.66 $            7.35 $           7.75
                         ================= ================= ================= ================= ================= ================

   Highest               $           23.82 $           21.14 $           27.07 $           26.30 $           22.21 $           7.75
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity         Fidelity           Fidelity          Fidelity
                              Variable          Variable          Variable         Variable           Variable          Variable
                              Insurance        Insurance         Insurance         Insurance         Insurance         Insurance
                            Products Fund    Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                             Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                                                                    VIP
                                 VIP                               Index                                VIP
                                High                                500          VIP Investment         Mid              VIP
                               Income        VIP Index 500     Service Class       Grade Bond           Cap          Money Market
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $          25,075 $      36,082,680 $         317,129 $       3,885,823 $         167,945 $     34,386,691
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $          25,075 $      36,082,680 $         317,129 $       3,885,823 $         167,945 $     34,386,691
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $          25,075 $      36,082,680 $         317,129 $       3,885,823 $         167,945 $     34,386,691
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $          25,075 $      36,082,680 $         317,129 $       3,885,823 $         167,945 $     34,386,691
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                     4,740           301,644             2,657           311,364             6,576       34,386,691
                         ================= ================= ================= ================= ================= ================

Cost of investments      $          23,872 $      39,075,777 $         284,249 $       3,871,559 $         150,677 $     34,386,691
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           10.66 $           11.25 $            8.25 $           11.10 $            8.88 $          10.25
                         ================= ================= ================= ================= ================= ================

   Highest               $           10.66 $           12.36 $            8.25 $           13.51 $            8.88 $          16.48
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                              Fidelity           Fidelity         Fidelity
                              Variable          Variable          Variable         Franklin            Franklin        Franklin
                              Insurance        Insurance          Insurance       Templeton           Templeton       Templeton
                            Products Fund    Products Fund      Products Fund    Investments         Investments     Investments
                             Sub-Account      Sub-Account        Sub-Account     Sub-Account         Sub-Account     Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                                                                                     VIP                 VIP             VIP
                                                  VIP                VIP           Global               Global           High
                                                  Real              Value           Asset               Income          Income
                            VIP Overseas         Estate           Strategies     Allocation           Securities      Securities
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $      15,582,952 $          53,224 $          22,633 $          65,580 $         120,392 $         27,026
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $      15,582,952 $          53,224 $          22,633 $          65,580 $         120,392 $         27,026
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $      15,582,952 $          53,224 $          22,633 $          65,580 $         120,392 $         27,026
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $      15,582,952 $          53,224 $          22,633 $          65,580 $         120,392 $         27,026
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                 1,035,412             4,870             2,928             7,014             6,794            4,317
                         ================= ================= ================= ================= ================= ================

Cost of investments      $      19,211,191 $          42,309 $          18,232 $          60,285 $         117,764 $         23,936
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           14.61 $            7.37 $            8.14 $            9.28 $           12.04 $          10.78
                         ================= ================= ================= ================= ================= ================

   Highest               $           18.43 $            7.37 $            8.14 $            9.28 $           12.04 $          10.78
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------


                             Franklin           Franklin          Franklin        Franklin            Franklin         Franklin
                             Templeton         Templeton         Templeton        Templeton          Templeton        Templeton
                            Investments       Investments       Investments      Investments        Investments      Investments
                            Sub-Account       Sub-Account       Sub-Account      Sub-Account        Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                                               VIP Mutual           VIP              VIP                VIP              VIP
                                VIP              Global            Mutual           Small            Small-Mid        Strategic
                              Income           Discovery           Shares         Cap Value          Cap Growth         Income
                            Securities         Securities        Securities      Securities          Securities       Securities
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $          39,533 $          65,410 $          37,126 $          61,952 $          36,600 $         18,384
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $          39,533 $          65,410 $          37,126 $          61,952 $          36,600 $         18,384
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $          39,533 $          65,410 $          37,126 $          61,952 $          36,600 $         18,384
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $          39,533 $          65,410 $          37,126 $          61,952 $          36,600 $         18,384
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                     2,740             3,417             2,517             4,766             2,108            1,497
                         ================= ================= ================= ================= ================= ================

Cost of investments      $          36,236 $          61,087 $          34,209 $          54,068 $          30,017 $         17,308
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $            9.50 $            9.25 $            8.38 $            8.52 $            8.77 $          10.94
                         ================= ================= ================= ================= ================= ================

   Highest               $            9.50 $            9.25 $            8.38 $            8.52 $            8.77 $          10.94
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------


                             Franklin
                             Templeton           Ibbotson        Ibbotson           Ibbotson          Ibbotson          Ibbotson
                            Investments            Fund            Fund               Fund              Fund              Fund
                            Sub-Account        Sub-Account     Sub-Account         Sub-Account      Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                                                Aggressive       Balanced         Conservative         Growth           Income &
                                VIP               Growth           ETF                 ETF              ETF              Growth
                               U.S.             ETF Asset         Asset               Asset             Asset          ETF Asset
                            Government          Allocation      Allocation         Allocation        Allocation        Allocation
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $          32,736 $         812,398 $         914,996 $         249,492 $       1,487,343 $        183,373
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $          32,736 $         812,398 $         914,996 $         249,492 $       1,487,343 $        183,373
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $          32,736 $         812,398 $         914,996 $         249,492 $       1,487,343 $        183,373
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $          32,736 $         812,398 $         914,996 $         249,492 $       1,487,343 $        183,373
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                     2,503           100,420           100,770            23,671           172,947           19,384
                         ================= ================= ================= ================= ================= ================

Cost of investments      $          32,748 $         706,491 $         830,955 $         245,777 $       1,278,967 $        175,653
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           10.87 $            8.37 $            9.18 $           10.12 $            8.71 $           9.67
                         ================= ================= ================= ================= ================= ================

   Highest               $           10.87 $           12.96 $           12.10 $           10.95 $           12.68 $          11.51
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------



                            Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen      Janus Aspen
                              Series             Series            Series           Series             Series           Series
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------


                                                                                                       Global
                                                                  Flexible           Forty              Life            Global
                             Balanced          Enterprise           Bond           Portfolio          Sciences        Technology
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $      30,798,266 $      29,746,765 $       7,315,769 $       2,946,185 $          15,969 $         21,011
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $      30,798,266 $      29,746,765 $       7,315,769 $       2,946,185 $          15,969 $         21,011
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $      30,798,266 $      29,746,765 $       7,315,769 $       2,946,185 $          15,969 $         21,011
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $      30,798,266 $      29,746,765 $       7,315,769 $       2,946,185 $          15,969 $         21,011
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                 1,145,769           966,118           582,002            87,684             1,561            4,743
                         ================= ================= ================= ================= ================= ================

Cost of investments      $      27,831,032 $      30,775,943 $       6,928,911 $       2,741,438 $          14,099 $         17,763
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           10.49 $            8.05 $           11.69 $            7.97 $            9.48 $           9.39
                         ================= ================= ================= ================= ================= ================

   Highest               $           39.80 $           30.21 $           27.99 $           15.88 $            9.48 $           9.39
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                      Janus Aspen
                             Janus Aspen      Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen         Series
                               Series            Series            Series           Series             Series      (Service Shares)
                             Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------


                                                  Mid                              Research
                                Janus             Cap                                Core            Worldwide         Balanced
                              Portfolio          Value            Overseas         Portfolio         Portfolio     (Service Shares)
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $      25,732,416 $          26,322 $         166,105 $          10,836 $      25,217,846 $      3,994,498
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $      25,732,416 $          26,322 $         166,105 $          10,836 $      25,217,846 $      3,994,498
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $      25,732,416 $          26,322 $         166,105 $          10,836 $      25,217,846 $      3,994,498
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $      25,732,416 $          26,322 $         166,105 $          10,836 $      25,217,846 $      3,994,498
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                 1,200,766             1,900             3,620               776           963,248          143,018
                         ================= ================= ================= ================= ================= ================

Cost of investments      $      26,713,339 $          23,340 $         140,587 $           8,700 $      26,071,847 $      3,841,919
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           12.26 $            9.51 $            8.41 $            8.29 $           11.68 $          17.46
                         ================= ================= ================= ================= ================= ================

   Highest               $           23.62 $            9.51 $            8.41 $            8.29 $           24.53 $          17.46
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Legg Mason
                                                                                                                        Partners
                             Janus Aspen      Janus Aspen       Janus Aspen        Janus Aspen         Lazard           Variable
                               Series            Series            Series            Series          Retirement       Portfolios I,
                          (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)    Series, Inc.          Inc.
                             Sub-Account      Sub-Account       Sub-Account        Sub-Account      Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
                                                                                                                       Legg Mason
                                                                                                                      ClearBridge
                               Mid Cap                          Risk-Managed                          Emerging          Variable
                                Value           Overseas            Core            Worldwide          Markets         Investors
                          (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)       Equity           Class I
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $       2,419,594 $       6,463,809 $         581,744 $         578,937 $       1,570,449 $      1,321,613
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $       2,419,594 $       6,463,809 $         581,744 $         578,937 $       1,570,449 $      1,321,613
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $       2,419,594 $       6,463,809 $         581,744 $         578,937 $       1,570,449 $      1,321,613
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $       2,419,594 $       6,463,809 $         581,744 $         578,937 $       1,570,449 $      1,321,613
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                   176,484           143,385            60,598            22,327            81,667          106,410
                         ================= ================= ================= ================= ================= ================

Cost of investments      $       2,577,588 $       7,249,415 $         711,117 $         588,428 $       1,556,880 $      1,465,303
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           14.87 $            8.38 $           11.70 $           14.52 $           44.91 $          11.14
                         ================= ================= ================= ================= ================= ================

   Highest               $           14.87 $            8.43 $           11.70 $           14.52 $           44.91 $          11.59
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                             Legg Mason       Legg Mason
                              Partners          Partners        MFS Variable     MFS Variable       MFS Variable     MFS Variable
                              Variable          Variable         Insurance         Insurance         Insurance        Insurance
                           Portfolios I,      Portfolios I,        Trust             Trust             Trust            Trust
                         Inc. Sub-Account   Inc. Sub-Account    Sub-Account       Sub-Account       Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                             Legg Mason        Legg Mason
                             ClearBridge     Western Assets                            MFS         MFS Investors
                              Variable      Variable Global         MFS            High Income         Growth       MFS Investors
                            Value Class I   High Yield Bond        Growth            Series         Stock Series     Trust Series
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $         837,939 $       1,698,829 $       6,128,639 $         698,472 $         590,063 $      4,013,793
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $         837,939 $       1,698,829 $       6,128,639 $         698,472 $         590,063 $      4,013,793
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $         837,939 $       1,698,829 $       6,128,639 $         698,472 $         590,063 $      4,013,793
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $         837,939 $       1,698,829 $       6,128,639 $         698,472 $         590,063 $      4,013,793
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                    48,859           226,510           285,984            84,663            60,027          220,054
                         ================= ================= ================= ================= ================= ================

Cost of investments      $       1,023,710 $       1,858,989 $       5,688,358 $         737,837 $         587,564 $      3,858,096
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $            7.87 $           13.65 $           13.37 $           12.95 $           12.12 $          12.30
                         ================= ================= ================= ================= ================= ================

   Highest               $            7.87 $           13.65 $           13.37 $           12.95 $           12.12 $          12.30
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      MFS Variable
                            MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable       Insurance
                             Insurance         Insurance         Insurance          Insurance        Insurance           Trust
                               Trust             Trust             Trust              Trust            Trust        (Service Class)
                            Sub-Account       Sub-Account       Sub-Account        Sub-Account      Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                                                                                                                         MFS New
                                                                                                                        Discovery
                              MFS New         MFS Research       MFS Total            MFS                                 Series
                             Discovery           Series        Return Series    Utilities Series  MFS Value Series   (Service Class)
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $       7,239,758 $       2,294,835 $      10,263,782 $       1,900,227 $       1,238,923 $        652,514
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $       7,239,758 $       2,294,835 $      10,263,782 $       1,900,227 $       1,238,923 $        652,514
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $       7,239,758 $       2,294,835 $      10,263,782 $       1,900,227 $       1,238,923 $        652,514
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $       7,239,758 $       2,294,835 $      10,263,782 $       1,900,227 $       1,238,923 $        652,514
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                   539,074           138,493           587,173            82,907           104,994           50,001
                         ================= ================= ================= ================= ================= ================

Cost of investments      $       7,110,029 $       2,229,483 $      11,146,726 $       2,067,882 $       1,361,506 $        598,734
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           21.68 $           12.68 $           17.29 $           29.60 $           13.03 $          12.11
                         ================= ================= ================= ================= ================= ================

   Highest               $           21.68 $           12.68 $           17.29 $           29.60 $           13.03 $          12.11
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------


                             Oppenheimer      Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer
                               Variable         Variable          Variable         Variable           Variable          Variable
                            Account Funds    Account Funds     Account Funds     Account Funds     Account Funds     Account Funds
                             Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                                                                                  Oppenheimer
                                              Oppenheimer       Oppenheimer       Main Street       Oppenheimer       Oppenheimer
                             Oppenheimer          Core             Global          Small Cap          Mid Cap          Strategic
                              Balanced            Bond           Securities         Growth              Fund              Bond
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $          22,796 $          17,290 $          77,186 $       5,494,465 $         843,274 $         19,553
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $          22,796 $          17,290 $          77,186 $       5,494,465 $         843,274 $         19,553
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $          22,796 $          17,290 $          77,186 $       5,494,465 $         843,274 $         19,553
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $          22,796 $          17,290 $          77,186 $       5,494,465 $         843,274 $         19,553
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                     2,213             2,446             2,913           381,560            23,091            3,689
                         ================= ================= ================= ================= ================= ================

Cost of investments      $          21,375 $          16,790 $          66,696 $       5,977,377 $         981,143 $         17,715
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $            7.10 $            6.68 $            8.72 $            8.91 $            8.76 $           9.88
                         ================= ================= ================= ================= ================= ================

   Highest               $            7.10 $            6.68 $            8.72 $           19.49 $            8.76 $           9.88
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------
                                             Oppenheimer        Oppenheimer
                                               Variable           Variable                        Panorama Series
                           Oppenheimer      Account Funds      Account Funds                         Fund, Inc.      PIMCO Advisors
                             Variable       (Service Class     (Service Class   Panorama Series    (Service Class       Variable
                           Account Funds       ("SC"))            ("SC"))         Fund, Inc.          ("SC"))       Insurance Trust
                            Sub-Account      Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                                                                Oppenheimer                                             Premier
                                             Oppenheimer        Main Street       Oppenheimer       Oppenheimer         VIT NACM
                            Oppenheimer         Global           Small Cap       International     International      OpCap Small
                               Value       Securities (SC)      Growth (SC)         Growth          Growth (SC)       Cap Class I
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $          37,088 $       5,649,676 $       5,908,677 $         945,842 $       2,204,411 $      3,763,575
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $          37,088 $       5,649,676 $       5,908,677 $         945,842 $       2,204,411 $      3,763,575
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $          37,088 $       5,649,676 $       5,908,677 $         945,842 $       2,204,411 $      3,763,575
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $          37,088 $       5,649,676 $       5,908,677 $         945,842 $       2,204,411 $      3,763,575
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                     5,137           214,980           413,773           573,238         1,289,129          242,968
                         ================= ================= ================= ================= ================= ================

Cost of investments      $          31,306 $       6,305,182 $       6,286,557 $         944,593 $       2,263,861 $      6,662,524
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $            9.47 $           13.86 $           13.57 $            8.30 $           15.26 $           9.75
                         ================= ================= ================= ================= ================= ================

   Highest               $            9.47 $           13.86 $           14.32 $           27.34 $           15.26 $          10.28
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------



                           PIMCO Variable    PIMCO Variable    PIMCO Variable   PIMCO Variable    Putnam Variable  Putnam Variable
                          Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust         Trust      Trust (Class IA)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                                                                                                         VT
                                                                                                   International
                                                                   PIMCO             PIMCO           Growth and      VT High Yield
                           Foreign Bond       Money Market      Real Return      Total Return          Income          (Class IA)
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $       3,986,642 $       3,551,025 $       2,923,706 $      19,051,552 $       4,294,909 $        741,410
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $       3,986,642 $       3,551,025 $       2,923,706 $      19,051,552 $       4,294,909 $        741,410
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $       3,986,642 $       3,551,025 $       2,923,706 $      19,051,552 $       4,294,909 $        741,410
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $       3,986,642 $       3,551,025 $       2,923,706 $      19,051,552 $       4,294,909 $        741,410
                         ================= ================= ================= ================= ================= ================
FUND SHARE INFORMATION
Number of shares                   413,552         3,551,025           235,025         1,760,772           476,683          111,658
                         ================= ================= ================= ================= ================= ================

Cost of investments      $       4,195,759 $       3,551,025 $       2,912,713 $      18,480,377 $       6,608,745 $        760,284
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           13.70 $           11.71 $           13.57 $           15.38 $           13.82 $          18.03
                         ================= ================= ================= ================= ================= ================

   Highest               $           14.45 $           11.71 $           13.57 $           16.23 $           14.59 $          18.03
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------


                                                              T. Rowe Price      T. Rowe Price     T. Rowe Price     T. Rowe Price
                          Putnam Variable        Rydex            Equity            Equity             Equity            Equity
                          Trust (Class IA)   Variable Trust    Series, Inc.      Series, Inc.       Series, Inc.      Series, Inc.
                            Sub-Account       Sub-Account      Sub-Account        Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                          VT International       Rydex VT
                             Growth and          All-Cap       T. Rowe Price                                         T. Rowe Price
                               Income          Opportunity       Blue Chip       T. Rowe Price     T. Rowe Price     New America
                             (Class IA)            Fund            Growth        Equity Income     Mid-Cap Growth       Growth
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $       1,202,828 $         623,726 $       2,215,024 $      19,596,671 $       8,602,176 $      2,867,795
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $       1,202,828 $         623,726 $       2,215,024 $      19,596,671 $       8,602,176 $      2,867,795
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $       1,202,828 $         623,726 $       2,215,024 $      19,596,671 $       8,602,176 $      2,867,795
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $       1,202,828 $         623,726 $       2,215,024 $      19,596,671 $       8,602,176 $      2,867,795
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                   132,179            54,190           229,774         1,110,293           425,640          150,068
                         ================= ================= ================= ================= ================= ================

Cost of investments      $       1,738,534 $         670,721 $       2,170,254 $      23,006,772 $       8,356,257 $      2,558,204
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           19.50 $           17.76 $           11.68 $           16.55 $           24.76 $          12.72
                         ================= ================= ================= ================= ================= ================

   Highest               $           19.50 $           17.76 $           11.68 $           16.55 $           24.76 $          12.72
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------


                           T. Rowe Price      The Universal    The Universal     The Universal     The Universal     The Universal
                           International      Institutional    Institutional     Institutional     Institutional     Institutional
                           Series, Inc.        Funds, Inc.      Funds, Inc.       Funds, Inc.       Funds, Inc.       Funds, Inc.
                            Sub-Account        Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                                             Van Kampen's      Van Kampen's                        Van Kampen's      Van Kampen's
                           T. Rowe Price          UIF          UIF Emerging       Van Kampen's       UIF U.S.          UIF U.S.
                           International    Capital Growth    Markets Equity     UIF High Yield    Mid Cap Value      Real Estate
                               Stock            Class I           Class I            Class I          Class I           Class I
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $       3,662,614 $       1,655,509 $         121,094 $         263,544 $       8,363,638 $      3,977,107
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $       3,662,614 $       1,655,509 $         121,094 $         263,544 $       8,363,638 $      3,977,107
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $       3,662,614 $       1,655,509 $         121,094 $         263,544 $       8,363,638 $      3,977,107
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $       3,662,614 $       1,655,509 $         121,094 $         263,544 $       8,363,638 $      3,977,107
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                   298,502            98,133             9,308            22,353           792,011          391,833
                         ================= ================= ================= ================= ================= ================

Cost of investments      $       4,132,349 $       1,465,992  $         95,676 $         271,950 $      11,651,291 $     6,253,456
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           13.67 $            8.67 $            7.83 $           16.58 $            8.47 $          20.45
                         ================= ================= ================= ================= ================= ================

   Highest               $           13.67 $           13.44 $            7.83 $           16.58 $           13.65 $          20.45
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                               Van Eck          Van Eck            Van Eck
                              Worldwide        Worldwide          Worldwide       Van Kampen         Van Kampen       Van Kampen
                              Insurance        Insurance          Insurance     Life Investment   Life Investment  Life Investment
                                Trust            Trust              Trust            Trust             Trust       Trust (Class II)
                             Sub-Account      Sub-Account        Sub-Account      Sub-Account       Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

                               Van Eck                             Van Eck
                              Worldwide         Van Eck           Worldwide                                         LIT Growth and
                              Emerging         Worldwide        Multi-Manager                        LIT Growth         Income
                               Markets        Hard Assets        Alternatives    LIT Government      and Income       (Class II)
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------
ASSETS
Investments at fair
   value                 $       3,562,154 $       3,331,498 $         245,294 $         729,267 $       2,978,059 $      4,737,932
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total assets       $       3,562,154 $       3,331,498 $         245,294 $         729,267 $       2,978,059 $      4,737,932
                         ================= ================= ================= ================= ================= ================

NET ASSETS
Accumulation units       $       3,562,154 $       3,331,498 $         245,294 $         729,267 $       2,978,059 $      4,737,932
                         ----------------- ----------------- ----------------- ----------------- ----------------- ----------------

      Total net assets   $       3,562,154 $       3,331,498 $         245,294 $         729,267 $       2,978,059 $      4,737,932
                         ================= ================= ================= ================= ================= ================

FUND SHARE INFORMATION
Number of shares                   317,483           113,858            25,419            83,155           181,922          289,075
                         ================= ================= ================= ================= ================= ================

Cost of investments      $       4,306,299 $       3,260,274 $         253,000 $         753,134 $       3,334,857 $      5,355,399
                         ================= ================= ================= ================= ================= ================

ACCUMULATION UNIT VALUE
   Lowest                $           24.23 $           29.41 $           11.13 $           10.27 $            8.75 $          12.47
                         ================= ================= ================= ================= ================= ================

   Highest               $           24.23 $           29.41 $           11.13 $           12.27 $           17.21 $          13.16
                         ================= ================= ================= ================= ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------


                             Van Kampen
                           Life Investment    Wells Fargo       Wells Fargo
                          Trust (Class II)   Variable Trust    Variable Trust
                             Sub-Account      Sub-Account       Sub-Account
                         ----------------- ----------------- -----------------


                             LIT Mid Cap     Wells Fargo VT    Wells Fargo VT
                               Growth          Advantage         Advantage
                             (Class II)        Discovery        Opportunity
                         ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       3,334,885 $       3,686,339 $       6,106,339
                         ----------------- ----------------- -----------------

      Total assets       $       3,334,885 $       3,686,339 $       6,106,339
                         ================= ================= =================

NET ASSETS
Accumulation units       $       3,334,885 $       3,686,339 $       6,106,339
                         ----------------- ----------------- -----------------

      Total net assets   $       3,334,885 $       3,686,339 $       6,106,339
                         ================= ================= =================

FUND SHARE INFORMATION
Number of shares                 1,045,419           234,799           406,818
                         ================= ================= =================

Cost of investments      $       3,460,070 $       3,295,631 $       8,007,831
                         ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $           12.32 $           12.68 $           11.80
                         ================= ================= =================

   Highest               $           12.82 $           12.68 $           11.80
                         ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                           AIM Variable      AIM Variable     AIM Variable      AIM Variable
                            Insurance          Insurance        Insurance         Insurance         The Alger          The Alger
                              Funds              Funds            Funds             Funds         American Fund      American Fund
                           Sub-Account        Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                                                                                                                        Alger
                                               AIM V. I.                          AIM V. I.           Alger            Capital
                            AIM V. I.           Capital         AIM V. I.          Mid Cap          Balanced         Appreciation
                           Basic Value       Appreciation      Core Equity       Core Equity      Class I-2 (a)     Class I-2 (b)
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         69,543  $          6,079  $          5,807  $         19,577  $            206  $               -
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk             (1,804)                -                 -                 -                 -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)            67,739             6,079             5,807            19,577               206                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                   691,317            97,640            25,505           182,380             2,319            900,122
      Cost of
         investments
         sold                  1,134,981           131,456            31,739           238,143             2,186            910,717
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares            (443,664)          (33,816)           (6,234)          (55,763)              133            (10,595)

Realized gain
   distributions                       -                 -                 -            18,892                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)         (443,664)          (33,816)           (6,234)          (36,871)              133            (10,595)

Change in unrealized
   gains (losses)              1,849,806           210,116            75,042           403,304             2,805          4,325,009
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments        1,406,142           176,300            68,808           366,433             2,938          4,314,414
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $      1,473,881  $        182,379  $         74,615  $        386,010  $          3,144  $       4,314,414
                        ================  ================  ================  ================  ================  =================

(a)  Previously known as Alger American Balanced
(b)  Previously known as Alger Capital Appreciation

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                            The Alger         The Alger         The Alger         The Alger     AllianceBernstein  AllianceBernstein
                          American Fund     American Fund     American Fund     American Fund         Fund               Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                              Alger             Alger             Alger             Alger
                              Income          Large Cap          MidCap           SmallCap             VPS                VPS
                             & Growth          Growth            Growth            Growth           Growth and       International
                          Class I-2 (c)     Class I-2 (d)     Class I-2 (e)     Class I-2 (f)     Income Class A    Growth Class A
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         98,268  $         48,147  $              -  $              -  $            645  $           1,524
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -                 -                 -                 -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)            98,268            48,147                 -                 -               645              1,524
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                   304,477           559,492         1,430,871           974,291             2,355              4,265
      Cost of
         investments
         sold                    410,870           677,694         2,645,158         1,011,200             2,366              3,908
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares            (106,393)         (118,202)       (1,214,287)          (36,909)              (11)               357

Realized gain
   distributions                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)         (106,393)         (118,202)       (1,214,287)          (36,909)              (11)               357

Change in unrealized
   gains (losses)              1,144,200         3,009,394         7,860,195         1,803,089             2,672             12,163
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments        1,037,807         2,891,192         6,645,908         1,766,180             2,661             12,520
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $      1,136,075  $      2,939,339  $      6,645,908  $      1,766,180  $          3,306  $          14,044
                        ================  ================  ================  ================  ================  =================

(c)  Previously known as Alger Income & Growth
(d)  Previously known as Alger Large Cap Growth
(e)  Previously known as Alger MidCap Growth
(f)  Previously known as Alger SmallCap Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 DWS Investments    DWS Investments
                        AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein      Variable          Variable
                               Fund             Fund              Fund              Fund         Insurance Trust    Insurance Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                                                                                    VPS
                                                                                   Wealth
                               VPS               VPS               VPS          Appreciation         DWS VIP
                          International       Small Cap         Small/Mid         Strategy          Equity 500          DWS VIP
                          Value Class A    Growth Class A   Cap Value Class A    Class A (g)         Index A       Small Cap Index A
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $            325  $              -  $             44  $            206  $         41,004  $           8,785
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -                 -                 -                 -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)               325                 -                44               206            41,004              8,785
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                    11,049             3,914             1,150            18,208           241,799            131,822
      Cost of
         investments
         sold                     11,305             3,599             1,021            15,430           320,975            216,969
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares                (256)              315               129             2,778           (79,176)           (85,147)

Realized gain
   distributions                       -                 -               172                 -                 -             32,946
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)             (256)              315               301             2,778           (79,176)           (52,201)

Change in unrealized
   gains (losses)                  5,825             6,151             3,189              (190)          408,695            163,531
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments            5,569             6,466             3,490             2,588           329,519            111,330
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $          5,894  $          6,466  $          3,534  $          2,794  $        370,523  $         120,115
                        ================  ================  ================  ================  ================  =================

(g) For period beginning January 1, 2009, and ended September 25, 2009

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                               DWS               DWS               DWS               DWS               DWS            Federated
                             Variable          Variable          Variable          Variable          Variable         Insurance
                             Series I         Series I          Series I          Series I          Series II           Series
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                                               DWS VIP           DWS VIP                                              Federated
                             DWS VIP           Global          Growth and          DWS VIP           DWS VIP           Capital
                               Bond         Opportunities        Income         International      Balanced A       Income Fund II
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $        463,977  $         64,020  $         24,557  $         80,278  $        111,756  $         147,319
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk            (10,783)                -                 -                 -            (2,161)            (8,087)
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)           453,194            64,020            24,557            80,278           109,595            139,232
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                   940,386           618,278           140,180           323,331           315,232            394,266
      Cost of
         investments
         sold                  1,145,880           912,783           204,495           500,196           376,660            467,523
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares            (205,494)         (294,505)          (64,315)         (176,865)          (61,428)           (73,257)

Realized gain
   distributions                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)         (205,494)         (294,505)          (64,315)         (176,865)          (61,428)           (73,257)

Change in unrealized
   gains (losses)                302,254         1,750,674           404,322           648,628           592,718            532,343
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments           96,760         1,456,169           340,007           471,763           531,290            459,086
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        549,954  $      1,520,189  $        364,564  $        552,041  $        640,885  $         598,318
                        ================  ================  ================  ================  ================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                                                Fidelity          Fidelity          Fidelity           Fidelity
                            Federated         Federated         Variable          Variable          Variable           Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                              Series           Series         Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                            Federated
                          Fund for U.S.       Federated
                            Government       High Income        VIP Asset                              VIP
                          Securities II      Bond Fund II        Manager        VIP Contrafund     Equity-Income       VIP Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $        438,534  $        705,664  $        173,938  $        657,389  $        579,874  $         120,180
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk            (17,678)          (17,161)          (29,806)         (108,039)          (92,766)           (83,319)
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)           420,856           688,503           144,132           549,350           487,108             36,861
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                 2,186,274         1,799,010         1,227,930         4,504,277         3,062,708          3,328,476
      Cost of
         investments
         sold                  2,186,328         2,123,460         1,624,708         6,582,126         4,949,330          4,522,528
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares                 (54)         (324,450)         (396,778)       (2,077,849)       (1,886,622)        (1,194,052)

Realized gain
   distributions                       -                 -            12,211            13,120                 -             23,580
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)              (54)         (324,450)         (384,567)       (2,064,729)       (1,886,622)        (1,170,472)

Change in unrealized
   gains (losses)                  6,354         2,440,749         2,093,909        16,176,683         8,240,748          7,991,851
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments            6,300         2,116,299         1,709,342        14,111,954         6,354,126          6,821,379
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        427,156  $      2,804,802  $      1,853,474  $     14,661,304  $      6,841,234  $       6,858,240
                        ================  ================  ================  ================  ================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                             Fidelity         Fidelity          Fidelity          Fidelity           Fidelity          Fidelity
                             Variable         Variable          Variable          Variable           Variable          Variable
                            Insurance         Insurance         Insurance         Insurance          Insurance        Insurance
                          Products Fund     Products Fund     Products Fund     Products Fund      Products Fund    Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account      Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                                                                                     VIP
                               VIP               VIP                                Index                                VIP
                              Growth            High                                 500          VIP Investment         Mid
                             & Income          Income         VIP Index 500     Service Class       Grade Bond           Cap
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $            418  $          1,718  $        800,054  $          5,746  $        302,073  $             859
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -            (7,974)                -                 -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)               418             1,718           792,080             5,746           302,073                859
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                     2,880             5,336         2,332,949            15,453           314,659             10,705
      Cost of
         investments
         sold                      2,761             4,964         2,955,804            14,052           322,331              9,785
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares                 119               372          (622,855)            1,401            (7,672)               920

Realized gain
   distributions                       -                 -           639,366             1,159            14,009                689
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)              119               372            16,511             2,560             6,337              1,609

Change in unrealized
   gains (losses)                  6,446             2,582         6,868,612            36,067           192,518             19,195
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments            6,565             2,954         6,885,123            38,627           198,855             20,804
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $          6,983  $          4,672  $      7,677,203  $         44,373  $        500,928  $          21,663
                        ================  ================  ================  ================  ================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                             Fidelity         Fidelity          Fidelity          Fidelity
                             Variable         Variable          Variable          Variable          Franklin           Franklin
                            Insurance         Insurance         Insurance         Insurance         Templeton         Templeton
                          Products Fund     Products Fund     Products Fund     Products Fund      Investments       Investments
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                                                                                                       VIP               VIP
                                                                   VIP               VIP             Global             Global
                               VIP                                Real              Value             Asset         Communications
                           Money Market     VIP Overseas         Estate          Strategies        Allocation       Securities (h)
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $        236,009  $        294,801  $          1,057  $            103  $          1,899  $               9
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk            (62,832)          (33,959)                -                 -                 -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)           173,177           260,842             1,057               103             1,899                  9
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                12,789,053         1,611,908             5,701             2,929             2,754              4,177
      Cost of
         investments
         sold                 12,789,053         2,455,391             5,246             2,497             2,662              4,565
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares                   -          (843,483)              455               432                92               (388)

Realized gain
   distributions                       -            42,925                 -                 -               295                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)                -          (800,558)              455               432               387               (388)

Change in unrealized
   gains (losses)                      -         3,747,786            14,106             5,098             5,133                801
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments                -         2,947,228            14,561             5,530             5,520                413
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        173,177  $      3,208,070  $         15,618  $          5,633  $          7,419  $             422
                        ================  ================  ================  ================  ================  =================

(h)  For period beginning January 1, 2009, and ended April 24, 2009

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                             Franklin         Franklin          Franklin          Franklin          Franklin          Franklin
                            Templeton         Templeton         Templeton         Templeton         Templeton        Templeton
                           Investments       Investments       Investments       Investments       Investments      Investments
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                               VIP               VIP                              VIP Mutual           VIP              VIP
                              Global            High               VIP              Global            Mutual            Small
                              Income           Income            Income            Discovery          Shares          Cap Value
                            Securities       Securities        Securities       Securities (i)      Securities        Securities
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $          3,524  $            467  $          1,554  $            476  $            521  $             487
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -                 -                 -                 -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)             3,524               467             1,554               476               521                487
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                    29,990             2,658             2,584             2,886             5,309              8,378
      Cost of
         investments
         sold                     28,944             2,486             2,652             2,892             5,606              7,398
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares               1,046               172               (68)               (6)             (297)               980

Realized gain
   distributions                       -                 -                 -               900                 -              1,131
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)            1,046               172               (68)              894              (297)             2,111

Change in unrealized
   gains (losses)                  2,134             3,373             5,315             5,666             5,893              7,537
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments            3,180             3,545             5,247             6,560             5,596              9,648
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $          6,704  $          4,012  $          6,801  $          7,036  $          6,117  $          10,135
                        ================  ================  ================  ================  ================  =================

(i)  Previously known as VIP Mutual Discovery Securities

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                             Franklin        Franklin          Franklin
                            Templeton        Templeton         Templeton
                           Investments      Investments       Investments         Ibbotson          Ibbotson           Ibbotson
                           Sub-Account      Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                              VIP               VIP                              Aggressive         Balanced         Conservative
                           Small-Mid          Strategic            VIP             Growth              ETF               ETF
                           Cap Growth          Income              U.S.           ETF Asset           Asset             Asset
                           Securities        Securities        Government        Allocation        Allocation         Allocation
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $              -  $            676  $            535  $          3,319  $          6,984  $           1,437
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -                 -               (23)             (162)              (119)
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)                 -               676               535             3,296             6,822              1,318
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                     2,399             1,652             1,403            47,553            91,289              8,533
      Cost of
         investments
         sold                      2,068             1,557             1,399            44,276            85,973              8,186
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares                 331                95                 4             3,277             5,316                347

Realized gain
   distributions                       -                 -                 -               219               584                155
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)              331                95                 4             3,496             5,900                502

Change in unrealized
   gains (losses)                  6,927             1,103               (70)          121,491            87,473              3,725
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments            7,258             1,198               (66)          124,987            93,373              4,227
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $          7,258  $          1,874  $            469  $        128,283  $        100,195  $           5,545
                        ================  ================  ================  ================  ================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                                               Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                             Ibbotson         Ibbotson           Series            Series            Series             Series
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                              Growth         Income and
                               ETF             Growth
                              Asset           ETF Asset                                              Flexible           Forty
                            Allocation       Allocation         Balanced        Enterprise (j)         Bond           Portfolio
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $          9,225  $          1,863  $        831,741  $              -  $        306,373  $             969
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -               (10)          (80,484)          (78,854)          (13,731)            (4,873)
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)             9,225             1,853           751,257           (78,854)          292,642             (3,904)
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                   146,370            11,373         2,727,060         3,523,498         1,780,039            694,049
      Cost of
         investments
         sold                    145,407            11,116         2,782,129         4,680,095         1,762,236            781,082
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares                 963               257           (55,069)       (1,156,597)           17,803            (87,033)

Realized gain
   distributions                     436               109         1,038,887                 -             5,870                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)            1,399               366           983,818        (1,156,597)           23,673            (87,033)

Change in unrealized
   gains (losses)                237,349             8,328         4,501,056        10,732,536           530,965          1,045,848
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments          238,748             8,694         5,484,874         9,575,939           554,638            958,815
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        247,973  $         10,547  $      6,236,131  $      9,497,085  $        847,280  $         954,911
                        ================  ================  ================  ================  ================  =================

(j)  Previously known as Mid Cap Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                           Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                              Series           Series            Series            Series            Series             Series
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                              Global                                                 Mid                               Research
                               Life            Global             Janus              Cap                                 Core
                             Sciences        Technology       Portfolio (k)         Value         Overseas (l)      Portfolio (m)
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $              -  $              -  $        120,464  $            109  $            458  $              18
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -           (74,945)                -                 -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)                 -                 -            45,519               109               458                 18
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                     1,502             8,463         2,480,429            14,463            20,040              1,360
      Cost of
         investments
         sold                      1,533             7,590         3,101,688            13,547            17,347              1,107
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares                 (31)              873          (621,259)              916             2,693                253

Realized gain
   distributions                     122                 -                 -               362             1,405                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)               91               873          (621,259)            1,278             4,098                253

Change in unrealized
   gains (losses)                  2,395             4,236         7,627,025             4,288            30,859              2,258
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments            2,486             5,109         7,005,766             5,566            34,957              2,511
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $          2,486  $          5,109  $      7,051,285  $          5,675  $         35,415  $           2,529
                        ================  ================  ================  ================  ================  =================

(k)  Previously known as Large Cap Growth
(l)  Previously known as International Growth
(m)  Previously known as Fundamental Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                              Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen      Janus Aspen
                           Janus Aspen          Series            Series            Series            Series            Series
                              Series       (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)
                           Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                                                                                                                        Small
                                                                  Mid Cap          Overseas        Risk-Managed     Company Value
                            Worldwide          Balanced            Value      (Service Shares)         Core        (Service Shares)
                          Portfolio (n)    (Service Shares)  (Service Shares)        (o)         (Service Shares)         (p)
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $        311,823  $         95,746  $          7,074  $         23,338  $          5,860  $               -
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk            (78,093)                -                 -           (13,033)                -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)           233,730            95,746             7,074            10,305             5,860                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                 2,464,136           226,128           214,525         2,733,043            56,220            877,334
      Cost of
         investments
         sold                  2,950,283           232,767           269,475         3,592,414            77,651          1,406,866
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares            (486,147)           (6,639)          (54,950)         (859,371)          (21,431)          (529,532)

Realized gain
   distributions                       -           125,977            52,935           169,393                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)         (486,147)          119,338            (2,015)         (689,978)          (21,431)          (529,532)

Change in unrealized
   gains (losses)              7,413,165           581,619           581,367         3,882,689           128,227            491,688
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments        6,927,018           700,957           579,352         3,192,711           106,796            (37,844)
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $      7,160,748  $        796,703  $        586,426  $      3,203,016  $        112,656  $         (37,844)
                        ================  ================  ================  ================  ================  =================

(n)  Previously known as Worldwide Growth
(o)  Previously known as International Growth (Service Shares)
(p)  For period beginning January 1, 2009, and ended April 30, 2009

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                                                Legg Mason        Legg Mason        Legg Mason
                           Janus Aspen          Lazard           Partners          Partners          Partners        MFS Variable
                              Series          Retirement         Variable          Variable          Variable         Insurance
                         (Service Shares)    Series, Inc.     Portfolios I,     Portfolios I,     Portfolios I,          Trust
                           Sub-Account        Sub-Account    Inc. Sub-Account  Inc. Sub-Account  Inc. Sub-Account    Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                                                               Legg Mason                          Legg Mason
                                                              ClearBridge        Legg Mason      Western Assets
                             Worldwide        Emerging          Variable         ClearBridge        Variable
                        (Service Shares)       Markets          Investors         Variable         Global High           MFS
                               (q)             Equity          Class I (r)    Value Class I (s)   Yield Bond (t)        Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $          6,149  $         36,168  $         22,017  $          9,819  $        151,653  $          16,002
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -            (1,905)                -                 -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)             6,149            36,168            20,112             9,819           151,653             16,002
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                   135,197           226,486           175,063            78,213           153,391            448,506
      Cost of
         investments
         sold                    185,070           263,838           242,691           117,845           201,565            530,361
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares             (49,873)          (37,352)          (67,628)          (39,632)          (48,174)           (81,855)

Realized gain
   distributions                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)          (49,873)          (37,352)          (67,628)          (39,632)          (48,174)           (81,855)

Change in unrealized
   gains (losses)                198,082           683,557           309,167           221,597           497,668          1,755,935
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments          148,209           646,205           241,539           181,965           449,494          1,674,080
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        154,358  $        682,373  $        261,651  $        191,784  $        601,147  $       1,690,082
                        ================  ================  ================  ================  ================  =================

(q)  Previously known as Worldwide Growth (Service Shares)
(r)  Previously known as Legg Mason Variable Investors Portfolio I
(s)  Previously known as Legg Mason Variable Fundamental Value
(t)  Previously known as Legg Mason Partners Variable Global High Yield Bond II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                           MFS Variable     MFS Variable      MFS Variable       MFS Variable      MFS Variable      MFS Variable
                            Insurance        Insurance         Insurance          Insurance         Insurance         Insurance
                              Trust            Trust             Trust              Trust             Trust            Trust
                           Sub-Account      Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                                            MFS Investors
                               MFS             Growth                              MFS New
                           High Income          Stock         MFS Investors       Discovery       MFS Research        MFS Total
                              Series           Series         Trust Series         Series            Series         Return Series
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         44,357  $          3,278  $         59,804  $              -  $         27,295  $         335,967
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -                 -                 -                 -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)            44,357             3,278            59,804                 -            27,295            335,967
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                   104,831            34,939           568,649           920,141           145,989            909,018
      Cost of
         investments
         sold                    130,296            41,351           677,532         1,066,123           172,541          1,117,685
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares             (25,465)           (6,412)         (108,883)         (145,982)          (26,552)          (208,667)

Realized gain
   distributions                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)          (25,465)           (6,412)         (108,883)         (145,982)          (26,552)          (208,667)

Change in unrealized
   gains (losses)                195,561           168,608           901,845         2,949,199           531,496          1,460,396
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments          170,096           162,196           792,962         2,803,217           504,944          1,251,729
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        214,453  $        165,474  $        852,766  $      2,803,217  $        532,239  $       1,587,696
                        ================  ================  ================  ================  ================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                                              MFS Variable
                           MFS Variable      MFS Variable        Insurance       Oppenheimer       Oppenheimer       Oppenheimer
                            Insurance         Insurance           Trust           Variable          Variable           Variable
                              Trust             Trust        (Service Class)    Account Funds     Account Funds     Account Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                                                                 MFS New
                                                                Discovery                          Oppenheimer       Oppenheimer
                               MFS              MFS              Series          Oppenheimer          Core              Global
                         Utilities Series   Value Series     (Service Class)      Balanced            Bond            Securities
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         74,673  $         13,149  $              -  $              -  $              -  $             349
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -            (2,483)                -                 -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)            74,673            13,149            (2,483)                -                 -                349
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                   158,462            64,055           310,720             2,558             2,923             11,472
      Cost of
         investments
         sold                    201,838            83,507           348,404             2,617             3,293              9,939
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares             (43,376)          (19,452)          (37,684)              (59)             (370)             1,533

Realized gain
   distributions                       -                 -                 -                 -                 -                332
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)          (43,376)          (19,452)          (37,684)              (59)             (370)             1,865

Change in unrealized
   gains (losses)                441,312           230,688           212,439             2,629             1,869             11,561
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments          397,936           211,236           174,755             2,570             1,499             13,426
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        472,609  $        224,385  $        172,272  $          2,570  $          1,499  $          13,775
                        ================  ================  ================  ================  ================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Oppenheimer       Oppenheimer
                                                                                                    Variable           Variable
                           Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer      Account Funds     Account Funds
                             Variable         Variable          Variable          Variable        (Service Class    (Service Class
                          Account Funds     Account Funds     Account Funds     Account Funds        ("SC"))           ("SC"))
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                           Oppenheimer                                                                               Oppenheimer
                           Main Street       Oppenheimer       Oppenheimer                         Oppenheimer       Main Street
                            Small Cap          Mid Cap          Strategic        Oppenheimer         Global           Small Cap
                             Growth             Fund              Bond              Value        Securities (SC)     Growth (SC)
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         37,624  $              -  $             49  $            102  $         82,661  $          32,981
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -                 -                 -                 -            (16,010)
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)            37,624                 -                49               102            82,661             16,971
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                   244,047            38,907             2,745             4,781           274,468          1,518,672
      Cost of
         investments
         sold                    302,740            60,497             2,627             4,952           350,560          1,905,406
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares             (58,693)          (21,590)              118              (171)          (76,092)          (386,734)

Realized gain
   distributions                       -                 -                 7                 -            91,665                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)          (58,693)          (21,590)              125              (171)           15,573           (386,734)

Change in unrealized
   gains (losses)              1,532,441           217,923             2,017             8,453         1,502,695          2,116,314
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments        1,473,748           196,333             2,142             8,282         1,518,268          1,729,580
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $      1,511,372  $        196,333  $          2,191  $          8,384  $      1,600,929  $       1,746,551
                        ================  ================  ================  ================  ================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                           Panorama Series
                                             Fund, Inc.       PIMCO Advisors   PIMCO Advisors
                         Panorama Series   (Service Class        Variable         Variable       PIMCO Variable     PIMCO Variable
                            Fund, Inc.         ("SC"))        Insurance Trust  Insurance Trust   Insurance Trust   Insurance Trust
                           Sub-Account       Sub-Account        Sub-Account      Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                                                                                   Premier
                           Oppenheimer       Oppenheimer                             VIT
                          International     International         OpCap           NACM Small
                              Growth         Growth (SC)       Balanced (h)    Cap Class I (u)     Foreign Bond      Money Market
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         10,908  $         21,962  $         54,986  $          1,740  $        122,392  $           3,572
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -           (12,948)             (746)           (7,740)           (7,814)                 -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)            10,908             9,014            54,240            (6,000)          114,578              3,572
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                   103,372           382,866         1,454,767           593,835         1,653,311          1,220,882
      Cost of
         investments
         sold                    126,972           491,153         2,514,231         1,306,392         1,682,965          1,220,882
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares             (23,600)         (108,287)       (1,059,464)         (712,557)          (29,654)                 -

Realized gain
   distributions                       -                 -                 -                 -           389,943                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)          (23,600)         (108,287)       (1,059,464)         (712,557)          360,289                  -

Change in unrealized
   gains (losses)                272,264           711,365           950,397         1,205,944            16,848                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments          248,664           603,078          (109,067)          493,387           377,137                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        259,572  $        612,092  $        (54,827) $        487,387  $        491,715  $           3,572
                        ================  ================  ================  ================  ================  =================

(h)  For period beginning January 1, 2009, and ended April 24, 2009
(u)  Previously known as NACM Small Cap

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                          PIMCO Variable    PIMCO Variable   Putnam Variable   Putnam Variable   Putnam Variable        Rydex
                         Insurance Trust   Insurance Trust        Trust        Trust (Class IA)  Trust (Class IA)   Variable Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                                                                   VT                            VT International      Rydex VT
                                                              International                         Growth and         All-Cap
                              PIMCO             PIMCO          Growth and       VT High Yield         Income         Opportunity
                           Real Return      Total Return         Income          (Class IA)         (Class IA)         Fund (v)
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         79,484  $        879,860  $              -  $         63,220  $              -  $             528
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -           (30,318)           (6,635)                -                 -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)            79,484           849,542            (6,635)           63,220                 -                528
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                   297,802         2,718,001         1,048,760           118,208           101,433            110,751
      Cost of
         investments
         sold                    302,189         2,607,467         2,060,047           140,333           162,974            154,329
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares              (4,387)          110,534        (1,011,287)          (22,125)          (61,541)           (43,578)

Realized gain
   distributions                 109,171           574,749                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)          104,784           685,283        (1,011,287)          (22,125)          (61,541)           (43,578)

Change in unrealized
   gains (losses)                236,097           645,776         1,915,347           214,020           330,288            170,301
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments          340,881         1,331,059           904,060           191,895           268,747            126,723
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        420,365  $      2,180,601  $        897,425  $        255,115  $        268,747  $         127,251
                        ================  ================  ================  ================  ================  =================

(v)  Previously known as Rydex Sector Rotation

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                          T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price     The Universal
                              Equity           Equity            Equity            Equity         International     Institutional
                           Series, Inc.     Series, Inc.      Series, Inc.      Series, Inc.      Series, Inc.       Funds, Inc.
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                                                                                                                     Van Kampen's
                          T. Rowe Price                                         T. Rowe Price     T. Rowe Price         UIF
                            Blue Chip       T. Rowe Price      T. Rowe Price     New America      International    Capital Growth
                              Growth        Equity Income     Mid-Cap Growth       Growth             Stock         Class I (w)
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $              -  $        333,622  $              -  $              -  $         81,361  $               -
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -                 -                 -                 -             (2,706)
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)                 -           333,622                 -                 -            81,361             (2,706)
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                   131,075         1,376,414           797,900           621,723         1,105,335            200,022
      Cost of
         investments
         sold                    150,838         1,863,139           980,832           624,871         1,724,583            223,945
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares             (19,763)         (486,725)         (182,932)           (3,148)         (619,248)           (23,923)

Realized gain
   distributions                       -                 -             8,536                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)          (19,763)         (486,725)         (174,396)           (3,148)         (619,248)           (23,923)

Change in unrealized
   gains (losses)                656,380         4,291,694         2,958,211           862,534         1,837,074            659,811
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments          636,617         3,804,969         2,783,815           859,386         1,217,826            635,888
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        636,617  $      4,138,591  $      2,783,815  $        859,386  $      1,299,187  $         633,182
                        ================  ================  ================  ================  ================  =================

(w)  Previously known as Van Kampen UIF Capital Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Van Eck           Van Eck
                          The Universal     The Universal     The Universal     The Universal       Worldwide         Worldwide
                          Institutional     Institutional     Institutional     Institutional       Insurance         Insurance
                           Funds, Inc.       Funds, Inc.       Funds, Inc.       Funds, Inc.          Trust             Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                           Van Kampen's                       Van Kampen's      Van Kampen's         Van Eck
                           UIF Emerging      Van Kampen's       UIF U.S.          UIF U.S.          Worldwide          Van Eck
                          Markets Equity    UIF High Yield    Mid Cap Value      Real Estate        Emerging          Worldwide
                           Class I (x)        Class I (y)      Class I (z)      Class I (aa)         Markets         Hard Assets
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $              -  $         22,783  $         91,408  $         98,683  $          3,741  $           6,157
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -           (16,004)                -                 -                  -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)                 -            22,783            75,404            98,683             3,741              6,157
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                    11,374            75,087         1,393,893           450,588           422,433            463,419
      Cost of
         investments
         sold                      9,613            89,581         2,430,649           986,025           624,329            540,163
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares               1,761           (14,494)       (1,036,756)         (535,437)         (201,896)           (76,744)

Realized gain
   distributions                       -                 -                 -                 -           151,233             12,210
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)            1,761           (14,494)       (1,036,756)         (535,437)          (50,663)           (64,534)

Change in unrealized
   gains (losses)                 31,502            75,101         3,401,232         1,350,440         1,946,145          1,255,008
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments           33,263            60,607         2,364,476           815,003         1,895,482          1,190,474
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $         33,263  $         83,390  $      2,439,880  $        913,686  $      1,899,223  $       1,196,631
                        ================  ================  ================  ================  ================  =================

(x)  Previously known as Van Kampen UIF Emerging Markets Equity
(y)  Previously known as Van Kampen UIF High Yield
(z)  Previously known as Van Kampen UIF U.S. Mid Cap Value
(aa) Previously known as Van Kampen UIF U.S. Real Estate

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                             Van Eck
                            Worldwide        Van Kampen        Van Kampen         Van Kampen        Van Kampen
                            Insurance      Life Investment   Life Investment    Life Investment   Life Investment    Wells Fargo
                              Trust             Trust             Trust        Trust (Class II)  Trust (Class II)   Variable Trust
                           Sub-Account       Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
                             Van Eck
                            Worldwide                                           LIT Growth and      LIT Mid Cap     Wells Fargo VT
                          Multi-Manager                        LIT Growth           Income            Growth          Advantage
                        Alternatives (ab)   LIT Government     and Income         (Class II)        (Class II)        Discovery
                        ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $            655  $         52,368  $        103,158  $        150,392  $              -  $               -
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -                 -                 -           (11,599)           (2,969)                 -
      Administrative
         expense                       -                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net investment
         income (loss)               655            52,368           103,158           138,793            (2,969)                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                    73,178           388,387           245,159           881,049           890,043            399,031
      Cost of
         investments
         sold                     82,873           393,864           325,753         1,283,853         1,048,740            448,619
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Realized gains
         (losses) on
         fund shares              (9,695)           (5,477)          (80,594)         (402,804)         (158,697)           (49,588)

Realized gain
   distributions                  13,751                 -                 -                 -                 -                  -
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized
         gains (losses)            4,056            (5,477)          (80,594)         (402,804)         (158,697)           (49,588)

Change in unrealized
   gains (losses)                 24,266           (40,476)          565,973         1,117,464         1,292,769          1,136,949
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments           28,322           (45,953)          485,379           714,660         1,134,072          1,087,361
                        ----------------  ----------------  ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $         28,977  $          6,415  $        588,537  $        853,453  $      1,131,103  $       1,087,361
                        ================  ================  ================  ================  ================  =================

(ab) Previously known as Van Eck Worldwide Absolute Return

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                           Wells Fargo
                          Variable Trust
                           Sub-Account
                        -----------------
                          Wells Fargo VT
                            Advantage
                           Opportunity
                        -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $              -
Charges from Lincoln
   Benefit Life
   Company:

      Mortality and
         expense risk                  -
      Administrative
         expense                       -
                        ----------------

      Net investment
         income (loss)                 -
                        ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS

Realized gains (losses)
   on fund shares:

      Proceeds from
         sales                   660,745
      Cost of
         investments
         sold                  1,129,812
                        ----------------

      Realized gains
         (losses) on
         fund shares            (469,067)

Realized gain
   distributions                       -
                        ----------------

      Net realized
         gains (losses)         (469,067)

Change in unrealized
   gains (losses)              2,472,924
                        ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments        2,003,857
                        ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $      2,003,857
                        ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    AIM Variable                        AIM Variable                       AIM Variable
                                     Insurance                           Insurance                          Insurance
                                       Funds                               Funds                              Funds
                                    Sub-Account                         Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                         AIM V. I.
                                     AIM V. I.                            Capital                         AIM V. I. Core
                                    Basic Value                         Appreciation                          Equity
                         ----------------------------------  ----------------------------------  ----------------------------------
                                2009             2008               2009             2008              2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         67,739  $         40,554  $          6,079  $              -  $          5,807  $          6,124
Net realized gains
   (losses)                      (443,664)          831,365           (33,816)          (17,541)           (6,234)           (3,468)
Change in unrealized
   gains (losses)               1,849,806        (3,968,131)          210,116          (503,030)           75,042           (92,915)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              1,473,881        (3,096,212)          182,379          (520,571)           74,615           (90,259)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          820,127         1,072,206           423,914           564,478           125,322           175,877
Benefit payments                   (4,925)           (5,675)           (2,587)             (779)                -              (830)
Payments on termination          (200,569)         (359,325)          (66,704)         (114,500)          (16,119)          (15,367)
Loans - net                       (19,035)          (81,821)          (15,940)          (23,516)           (3,627)           (6,683)
Records maintenance
   charge                        (484,531)         (572,538)         (221,067)         (252,252)          (69,359)          (77,617)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  365,984          (170,091)              486            13,835            22,661            (8,175)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            477,051          (117,244)          118,102           187,266            58,878            67,205
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   1,950,932        (3,213,456)          300,481          (333,305)          133,493           (23,054)

NET ASSETS AT BEGINNING
   OF PERIOD                    2,941,075         6,154,531           760,019         1,093,324           224,563           247,617
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      4,892,007  $      2,941,075  $      1,060,500  $        760,019  $        358,056  $        224,563
                         ================  ================  ================  ================  ================  ================
UNITS OUTSTANDING

   Units outstanding at
      beginning of
      period                      460,747           465,333            93,487            77,340            27,237            20,981
         Units issued             142,456            57,995            25,625            26,586             9,573            13,406
         Units redeemed           (84,733)          (62,581)          (11,373)          (10,439)           (2,961)           (7,150)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               518,470           460,747           107,739            93,487            33,849            27,237
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable
                                    Insurance                             The Alger                           The Alger
                                      Funds                             American Fund                       American Fund
                                   Sub-Account                           Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                  AIM V. I. Mid                                                             Alger Capital
                                     Cap Core                           Alger Balanced                      Appreciation
                                      Equity                            Class I-2 (a)                       Class I-2(b)
                         ----------------------------------  ----------------------------------  ----------------------------------
                                2009              2008              2009             2008              2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         19,577  $         22,707  $            206  $              -  $              -  $              -
Net realized gains
   (losses)                       (36,871)          152,291               133                (4)          (10,595)          355,354
Change in unrealized
   gains (losses)                 403,304          (571,268)            2,805              (123)        4,325,009        (7,448,575)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                386,010          (396,270)            3,144              (127)        4,314,414        (7,093,221)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          468,890           611,116            24,875             1,750         2,166,190         2,583,435
Benefit payments                   (1,771)             (717)                -                 -            (2,289)          (11,057)
Payments on termination           (88,628)         (105,765)             (869)                -          (702,814)         (976,869)
Loans - net                        (9,793)          (10,804)                -                 -          (126,337)         (240,316)
Records maintenance
   charge                        (256,041)         (275,972)           (7,350)             (588)       (1,307,696)       (1,451,646)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   62,323            62,872             6,372               261            66,429          (653,296)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            174,980           280,730            23,028             1,423            93,483          (749,749)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     560,990          (115,540)           26,172             1,296         4,407,897        (7,842,970)

NET ASSETS AT BEGINNING
   OF PERIOD                    1,108,291         1,223,831             1,296                 -         8,391,189        16,234,159
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      1,669,281  $      1,108,291  $         27,468  $          1,296  $     12,799,086  $      8,391,189
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING

   Units outstanding at
      beginning of
      period                      108,093            85,321               182                 -           602,268           638,545
         Units issued              33,554            35,883             3,087               186            61,967            62,975
         Units redeemed           (16,615)          (13,111)             (280)               (4)          (52,521)          (99,252)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               125,032           108,093             2,989               182           611,714           602,268
                         ================  ================  ================  ================  ================  ================

(a)  Previously known as Alger American Balanced
(b)  Previously known as Alger Capital Appreciation

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                       The Alger                        The Alger                           The Alger
                                     American Fund                    American Fund                       American Fund
                                      Sub-Account                      Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                     Alger Income &                                                       Alger MidCap
                                        Growth                         Alger Large Cap                       Growth
                                      Class I-2(c)                  Growth Class I-2 (d)                  Class I-2(e)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009               2008              2009            2008              2009               2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         98,268  $        109,464  $         48,147  $         20,043  $              -  $         34,618
Net realized gains
   (losses)                      (106,393)          (67,422)         (118,202)          (22,699)       (1,214,287)        6,682,945
Change in unrealized
   gains (losses)               1,144,200        (2,473,295)        3,009,394        (5,298,375)        7,860,195       (23,351,744)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              1,136,075        (2,431,253)        2,939,339        (5,301,031)        6,645,908       (16,634,181)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          598,622           713,977         1,629,831         1,960,472         3,575,001         4,471,024
Benefit payments                        -            (5,441)           (4,719)          (19,300)           (5,365)          (42,935)
Payments on termination          (258,764)         (404,736)         (442,272)         (730,525)       (1,023,450)       (1,872,174)
Loans - net                       (13,578)          (48,621)          (45,968)         (109,094)         (131,660)         (272,901)
Records maintenance
   charge                        (378,943)         (440,421)         (978,436)       (1,074,241)       (1,981,647)       (2,330,036)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  (48,689)         (158,278)         (186,560)          (65,943)           30,945        (1,466,048)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (101,352)         (343,520)          (28,124)          (38,631)          463,824        (1,513,070)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   1,034,723        (2,774,773)        2,911,215        (5,339,662)        7,109,732       (18,147,251)

NET ASSETS AT BEGINNING
   OF PERIOD                    3,569,366         6,344,139         6,160,782        11,500,444        12,074,666        30,221,917
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      4,604,089  $      3,569,366  $      9,071,997  $      6,160,782  $     19,184,398  $     12,074,666
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      352,426           379,171           704,019           707,388           988,604         1,029,167
         Units issued              19,147            13,767            52,356            63,350           141,387           117,236
         Units redeemed           (27,638)          (40,512)          (52,220)          (66,719)          (89,540)         (157,799)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               343,935           352,426           704,155           704,019         1,040,451           988,604
                         ================  ================  ================  ================  ================  ================

(c)  Previously known as Alger Income & Growth
(d)  Previously known as Alger Large Cap Growth
(e)  Previously known as Alger MidCap Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      The Alger                         AllianceBernstein                AllianceBernstein
                                    American Fund                             Fund                             Fund
                                     Sub-Account                           Sub-Account                     Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                   Alger SmallCap                                                              VPS
                                       Growth                            VPS Growth and                   International
                                    Class I-2 (f)                        Income Class A                   Growth Class A
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009               2008             2009            2008 (ae)           2009             2008 (ae)
                         ----------------   ---------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $              -  $              -  $            645  $              -  $          1,524  $              -
Net realized gains
   (losses)                       (36,909)          154,025               (11)              (40)              357            (1,033)
Change in unrealized
   gains (losses)               1,803,089        (3,643,133)            2,672              (402)           12,163            (1,393)
                         ----------------   ---------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              1,766,180        (3,489,108)            3,306              (442)           14,044            (2,426)
                         ----------------   ---------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          617,957           760,935            23,639             7,318            45,928            15,715
Benefit payments                   (9,264)          (17,888)                -                 -                 -                 -
Payments on termination          (275,704)         (374,267)           (1,401)                -            (1,568)             (100)
Loans - net                       (46,999)          (96,247)                -                 -                 -                 -
Records maintenance
   charge                        (423,163)         (472,204)           (8,705)           (1,454)          (13,843)           (3,286)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (156,993)         (122,461)            5,182               221             3,049             1,896
                         ----------------   ---------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (294,166)         (322,132)           18,715             6,085            33,566            14,225
                         ----------------   ---------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   1,472,014        (3,811,240)           22,021             5,643            47,610            11,799

NET ASSETS AT BEGINNING
   OF PERIOD                    3,912,315         7,723,555             5,643                 -            11,799                 -
                         ----------------   ---------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      5,384,329  $      3,912,315  $         27,664  $          5,643  $         59,409  $         11,799
                         ================   ===============  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      435,109           458,689               876                 -             2,241                 -
         Units issued              66,018            30,316             3,034               918             6,531             2,686
         Units redeemed           (89,585)          (53,896)             (357)              (42)             (688)             (445)
                         ----------------   ---------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               411,542           435,109             3,553               876             8,084             2,241
                         ================   ===============  ================  ================  ================  ================

(f)  Previously known as Alger SmallCap Growth
(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                AllianceBernstein                     AllianceBernstein                  AllianceBernstein
                                      Fund                                  Fund                                Fund
                                   Sub-Account                           Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                       VPS                                                                 VPS Small/Mid
                                  International                         VPS Small Cap                        Cap Value
                                  Value Class A                        Growth Class A                         Class A
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009            2008 (ae)           2009            2008 (ae)           2009            2008 (ae)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $            325  $              -  $              -  $              -  $             44  $              -
Net realized gains
   (losses)                          (256)             (619)              315               (73)              301               (42)
Change in unrealized
   gains (losses)                   5,825            (2,900)            6,151              (603)            3,189                (3)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                  5,894            (3,519)            6,466              (676)            3,534               (45)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           25,974            11,536            21,503             4,520            11,251             1,561
Benefit payments                        -                 -                 -                 -                 -                 -
Payments on termination            (1,557)             (104)             (330)                -              (142)                -
Loans - net                             -                 -                 -                 -                 -                 -
Records maintenance
   charge                          (7,952)           (2,459)           (7,601)           (1,188)           (3,737)             (443)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                     (976)            1,497             8,481             3,135             5,415               204
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             15,489            10,470            22,053             6,467            12,787             1,322
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      21,383             6,951            28,519             5,791            16,321             1,277

NET ASSETS AT BEGINNING
   OF PERIOD                        6,951                 -             5,791                 -             1,277                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $         28,334  $          6,951  $         34,310  $          5,791  $         17,598  $          1,277
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        1,445                 -               951                 -               204                 -
         Units issued               5,008             3,946             3,551             1,108             1,917               248
         Units redeemed            (2,080)           (2,501)             (528)             (157)             (154)              (44)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 4,373             1,445             3,974               951             1,967               204
                         ================  ================  ================  ================  ================  ================

(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        DWS Investments                  DWS Investments
                                                                            Variable                         Variable
                                  AllianceBernstein                        Insurance                        Insurance
                                         Fund                                Trust                            Trust
                                     Sub-Account                          Sub-Account                      Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                      VPS Wealth
                                     Appreciation
                                       Strategy                          DWS VIP Equity                   DWS VIP Small
                                       Class A                            500 Index A                      Cap Index A
                         ----------------------------------  ----------------------------------  ----------------------------------
                              2009 (g)         2008 (ae)           2009              2008              2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS

Net investment income
   (loss)                $            206  $              -  $         41,004  $         48,260  $          8,785  $         11,578
Net realized gains
   (losses)                         2,778                 5           (79,176)           (4,596)          (52,201)           57,921
Change in unrealized
   gains (losses)                    (190)              190           408,695          (918,174)          163,531          (357,781)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                  2,794               195           370,523          (874,510)          120,115          (288,282)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           14,041             2,425           425,237           539,137           119,718           158,120
Benefit payments                        -                 -                 -           (50,872)                -              (821)
Payments on termination                (7)                -          (151,601)         (157,235)          (40,723)          (31,047)
Loans - net                             -                 -            (4,634)          (23,296)            2,069           (31,228)
Records maintenance
   charge                          (2,732)             (314)         (221,520)         (280,468)          (62,713)          (76,346)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  (17,120)              718           (96,517)            4,259           (68,408)          (13,488)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             (5,818)            2,829           (49,035)           31,525           (50,057)            5,190
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      (3,024)            3,024           321,488          (842,985)           70,058          (283,092)

NET ASSETS AT BEGINNING
   OF PERIOD                        3,024                 -         1,479,266         2,322,251           560,909           844,001
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $              -  $          3,024  $      1,800,754  $      1,479,266  $        630,967  $        560,909
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING

   Units outstanding at
      beginning of
      period                          508                 -           123,056           121,413            38,418            38,082
         Units issued               2,083               535            15,670            13,018             5,348             5,495
         Units redeemed            (2,591)              (27)          (20,142)          (11,375)           (9,623)           (5,159)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                     -               508           118,584           123,056            34,143            38,418
                         ================  ================  ================  ================  ================  ================

(g)  For period beginning January 1, 2009, and ended September 25, 2009
(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                  DWS Variable                           DWS Variable                       DWS Variable
                                    Series I                               Series I                           Series I
                                   Sub-Account                           Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                        DWS VIP Global                     DWS VIP Growth
                                  DWS VIP Bond                          Opportunities                       and Income
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008              2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS

Net investment income
   (loss)                $        453,194  $        369,727  $         64,020  $         15,067  $         24,557  $         37,489
Net realized gains
   (losses)                      (205,494)         (103,942)         (294,505)          906,277           (64,315)          345,201
Change in unrealized
   gains (losses)                 302,254        (1,480,694)        1,750,674        (4,297,666)          404,322        (1,120,320)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                549,954        (1,214,909)        1,520,189        (3,376,322)          364,564          (737,630)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          853,058         1,011,113           502,151           642,674           183,977           213,000
Benefit payments                  (10,121)          (10,815)          (10,848)           (3,769)                -              (215)
Payments on termination          (550,226)         (505,539)         (309,465)         (346,163)          (79,741)         (490,734)
Loans - net                       (34,484)          (42,711)          (18,038)          (78,091)          (22,744)           (8,409)
Records maintenance
   charge                        (631,064)         (682,398)         (312,860)         (380,735)         (125,289)         (148,330)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  119,778          (413,578)         (242,197)          (63,877)          (31,800)           15,589
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (253,059)         (643,928)         (391,257)         (229,961)          (75,597)         (419,099)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     296,895        (1,858,837)        1,128,932        (3,606,283)          288,967        (1,156,729)

NET ASSETS AT BEGINNING
   OF PERIOD                    5,624,252         7,483,089         3,316,104         6,922,387         1,092,213         2,248,942
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      5,921,147  $      5,624,252  $      4,445,036  $      3,316,104  $      1,381,180  $      1,092,213
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      409,999           453,330           222,459           232,357           138,685           176,161
         Units issued              42,029            23,171            13,335            25,928             7,804            10,207
         Units redeemed           (58,773)          (66,502)          (34,589)          (35,826)          (15,754)          (47,683)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               393,255           409,999           201,205           222,459           130,735           138,685
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Federated
                                    DWS Variable                        DWS Variable                         Insurance
                                      Series I                            Series II                            Series
                                     Sub-Account                         Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                                                             Federated
                                       DWS VIP                             DWS VIP                         Capital Income
                                    International                        Balanced A                           Fund II
                         ----------------------------------  ----------------------------------  ----------------------------------
                                2009             2008              2009              2008              2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         80,278  $         37,710  $        109,595  $        141,480  $        139,232  $        156,521
Net realized gains
   (losses)                      (176,865)          524,108           (61,428)          (22,340)          (73,257)          (42,982)
Change in unrealized
   gains (losses)                 648,628        (2,237,954)          592,718        (1,224,650)          532,343          (758,473)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                552,041        (1,676,136)          640,885        (1,105,510)          598,318          (644,934)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          243,549           284,677           439,385           541,648           280,709           332,886
Benefit payments                        -                 -              (260)           (2,125)           (4,978)           (5,545)
Payments on termination           (88,676)         (220,956)         (155,029)         (241,962)         (114,722)         (255,334)
Loans - net                        (5,738)          (42,519)          (29,498)          (19,535)          (11,013)          (28,771)
Records maintenance
   charge                        (154,531)         (190,184)         (342,159)         (380,854)         (266,472)         (280,232)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  (53,593)         (337,611)          (54,651)         (166,479)          (34,550)         (318,637)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            (58,989)         (506,593)         (142,212)         (269,307)         (151,026)         (555,633)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     493,052        (2,182,729)          498,673        (1,374,817)          447,292        (1,200,567)

NET ASSETS AT BEGINNING
   OF PERIOD                    1,692,979         3,875,708         2,829,440         4,204,257         2,296,634         3,497,201
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      2,186,031  $      1,692,979  $      3,328,113  $      2,829,440  $      2,743,926  $      2,296,634
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      183,978           218,118           315,970           340,979           206,545           247,935
         Units issued              25,179            49,539            15,987            17,793            17,998            14,677
         Units redeemed           (31,236)          (83,679)          (30,645)          (42,802)          (28,645)          (56,067)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               177,921           183,978           301,312           315,970           195,898           206,545
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Fidelity
                                        Federated                         Federated                          Variable
                                        Insurance                         Insurance                         Insurance
                                         Series                            Series                         Products Fund
                                       Sub-Account                       Sub-Account                       Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                     Federated Fund
                                        for U.S.                       Federated High
                                       Government                        Income Bond                        VIP Asset
                                      Securities II                        Fund II                           Manager
                         ----------------------------------  ----------------------------------  ----------------------------------
                              2009              2008               2009               2008             2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS

Net investment income
   (loss)                $        420,856  $        401,805  $        688,503  $        663,428  $        144,132  $        204,211
Net realized gains
   (losses)                           (54)          (15,828)         (324,450)         (215,558)         (384,567)          826,868
Change in unrealized
   gains (losses)                   6,354           (40,241)        2,440,749        (2,377,727)        2,093,909        (3,914,630)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                427,156           345,736         2,804,802        (1,929,857)        1,853,474        (2,883,551)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,054,295         1,104,205           659,945           750,429           945,984         1,202,939
Benefit payments                  (12,103)         (135,054)           (8,573)          (12,418)          (21,879)         (515,876)
Payments on termination          (715,539)         (562,675)         (584,418)         (499,480)         (405,077)         (442,973)
Loans - net                       (42,956)          (63,175)          (94,361)          (47,110)          (35,102)          (42,944)
Records maintenance
   charge                        (991,789)         (932,677)         (636,615)         (589,702)         (784,516)         (847,370)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (303,315)          984,492           397,190          (579,089)         (468,740)          691,829
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (1,011,407)          395,116          (266,832)         (977,370)         (769,330)           45,605
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                    (584,251)          740,852         2,537,970        (2,907,227)        1,084,144        (2,837,946)

NET ASSETS AT BEGINNING
   OF PERIOD                    8,993,260         8,252,408         5,222,645         8,129,872         7,005,250         9,843,196
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      8,409,009  $      8,993,260  $      7,760,615  $      5,222,645  $      8,089,394  $      7,005,250
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      517,688           497,112           418,740           478,343           496,966           488,424
         Units issued              53,997           121,257            95,764            26,773            24,135           135,610
         Units redeemed          (109,788)         (100,681)         (106,066)          (86,376)          (72,735)         (127,068)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               461,897           517,688           408,438           418,740           448,366           496,966
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity                              Fidelity                           Fidelity
                                     Variable                              Variable                           Variable
                                     Insurance                            Insurance                          Insurance
                                   Products Fund                        Products Fund                      Products Fund
                                    Sub-Account                          Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                             VIP
                                  VIP Contrafund                        Equity-Income                        VIP Growth
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009               2008             2009              2008              2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $        549,350  $        453,077  $        487,108  $        746,541  $         36,861  $        197,822
Net realized gains
   (losses)                    (2,064,729)          525,477        (1,886,622)         (839,219)       (1,170,472)          603,800
Change in unrealized
   gains (losses)              16,176,683       (32,922,728)        8,240,748       (18,456,835)        7,991,851       (24,796,420)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations             14,661,304       (31,944,174)        6,841,234       (18,549,513)        6,858,240       (23,994,798)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        8,778,465        10,513,589         4,378,105         5,318,426         5,235,291         6,405,698
Benefit payments                 (154,929)         (571,090)         (192,261)         (102,861)          (85,621)         (565,732)
Payments on termination        (3,012,479)       (3,744,838)       (1,521,818)       (2,156,727)       (2,267,261)       (3,108,800)
Loans - net                      (322,178)         (671,242)         (134,671)         (438,077)         (225,576)         (496,931)
Records maintenance
   charge                      (5,717,514)       (6,277,180)       (3,193,105)       (3,604,735)       (3,556,630)       (4,188,342)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net               (1,570,029)         (645,989)       (1,207,687)         (704,795)       (1,179,459)       (2,554,436)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (1,998,664)       (1,396,750)       (1,871,437)       (1,688,769)       (2,079,256)       (4,508,543)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  12,662,640       (33,340,924)        4,969,797       (20,238,282)        4,778,984       (28,503,341)

NET ASSETS AT BEGINNING
   OF PERIOD                   42,011,918        75,352,842        24,028,187        44,266,469        25,818,748        54,322,089
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $     54,674,558  $     42,011,918  $     28,997,984  $     24,028,187  $     30,597,732  $     25,818,748
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    2,700,136         2,740,746         1,664,994         1,713,902         2,317,780         2,544,447
         Units issued             131,814           195,835            64,619            96,222            89,165           196,607
         Units redeemed          (201,240)         (236,445)         (148,881)         (145,130)         (243,761)         (423,274)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             2,630,710         2,700,136         1,580,732         1,664,994         2,163,184         2,317,780
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      Fidelity                            Fidelity                           Fidelity
                                      Variable                            Variable                           Variable
                                      Insurance                           Insurance                         Insurance
                                    Products Fund                       Products Fund                     Products Fund
                                     Sub-Account                         Sub-Account                       Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                    VIP Growth &
                                       Income                          VIP High Income                    VIP Index 500
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009            2008 (ae)           2009            2008 (ae)           2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS

Net investment income
   (loss)                $            418  $            142  $          1,718  $            495  $        792,080  $        842,573
Net realized gains
   (losses)                           119               (95)              372               (66)           16,511           271,933
Change in unrealized
   gains (losses)                   6,446            (1,054)            2,582            (1,380)        6,868,612       (17,821,238)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                  6,983            (1,007)            4,672              (951)        7,677,203       (16,706,732)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           40,103             9,812            25,139             6,732         7,091,069         8,797,743
Benefit payments                   (5,770)                -                 -                 -           (40,208)          (18,576)
Payments on termination              (914)              (45)           (1,853)              (45)       (1,883,119)       (2,574,627)
Loans - net                             -                 -                 -                 -          (340,614)         (508,865)
Records maintenance
   charge                         (13,806)           (2,159)           (9,675)           (1,782)       (4,262,793)       (4,705,987)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   10,979             2,941             1,755             1,083          (687,045)       (1,115,581)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             30,592            10,549            15,366             5,988          (122,710)         (125,893)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      37,575             9,542            20,038             5,037         7,554,493       (16,832,625)

NET ASSETS AT BEGINNING
   OF PERIOD                        9,542                 -             5,037                 -        28,528,187        45,360,812
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $         47,117  $          9,542  $         25,075  $          5,037  $     36,082,680  $     28,528,187
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        1,567                 -               680                 -         2,933,913         2,946,406
         Units issued               4,935             1,834             2,221               728           214,032           246,825
         Units redeemed              (420)             (267)             (548)              (48)         (217,714)         (259,318)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 6,082             1,567             2,353               680         2,930,231         2,933,913
                         ================  ================  ================  ================  ================  ================

(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      Fidelity                           Fidelity                            Fidelity
                                      Variable                           Variable                            Variable
                                      Insurance                          Insurance                           Insurance
                                    Products Fund                      Products Fund                       Products Fund
                                     Sub-Account                        Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                    VIP Index 500                     VIP Investment
                                    Service Class                       Grade Bond                          VIP Mid Cap
                         ----------------------------------  ----------------------------------  ----------------------------------
                              2009              2008 (ae)          2009              2008              2009            2008 (ae)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          5,746  $            707  $        302,073  $        114,542  $            859  $             55
Net realized gains
   (losses)                         2,560              (183)            6,337            (8,395)            1,609               324
Change in unrealized
   gains (losses)                  36,067            (3,186)          192,518          (212,524)           19,195            (1,928)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                 44,373            (2,662)          500,928          (106,377)           21,663            (1,549)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          285,681            44,304         1,217,057         1,390,220            91,057            12,488
Benefit payments                        -                 -            (4,815)           (3,139)                -                 -
Payments on termination            (4,327)              (28)         (265,576)         (195,156)           (1,082)              (50)
Loans - net                             -                 -           (52,057)          (13,685)                -                 -
Records maintenance
   charge                         (89,717)           (9,043)         (720,493)         (715,427)          (25,751)           (2,152)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   43,608             4,940           236,293            28,114            69,258             4,063
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            235,245            40,173           410,409           490,927           133,482            14,349
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     279,618            37,511           911,337           384,550           155,145            12,800

NET ASSETS AT BEGINNING
   OF PERIOD                       37,511                 -         2,974,486         2,589,936            12,800                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        317,129  $         37,511  $      3,885,823  $      2,974,486  $        167,945  $         12,800
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        5,754                 -           255,094           214,672             2,018                 -
         Units issued              34,754             6,009            57,499            58,328            18,247             4,184
         Units redeemed            (2,047)             (255)          (23,560)          (17,906)           (1,362)           (2,166)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                38,461             5,754           289,033           255,094            18,903             2,018
                         ================  ================  ================  ================  ================  ================

(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity                             Fidelity                           Fidelity
                                     Variable                             Variable                           Variable
                                     Insurance                            Insurance                          Insurance
                                   Products Fund                        Products Fund                      Products Fund
                                    Sub-Account                          Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                     VIP Money
                                      Market                            VIP Overseas                      VIP Real Estate
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008              2009             2008 (ae)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $        173,177  $        791,033  $        260,842  $        441,259  $          1,057  $            288
Net realized gains
   (losses)                             -                 -          (800,558)        2,401,004               455                66
Change in unrealized
   gains (losses)                       -                 -         3,747,786       (13,013,619)           14,106            (3,193)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                173,177           791,033         3,208,070       (10,171,356)           15,618            (2,839)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        4,885,111         4,389,271         2,414,251         3,025,550            39,402            12,020
Benefit payments                  (79,720)          (45,485)          (50,793)         (512,557)                -                 -
Payments on termination        (3,638,348)       (3,189,120)         (871,943)       (1,147,480)           (1,166)                -
Loans - net                      (137,606)         (718,536)          (95,532)         (119,235)                -                 -
Records maintenance
   charge                      (3,426,219)       (2,690,544)       (1,580,647)       (1,824,587)          (11,153)           (1,427)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                3,515,778        10,825,619          (175,161)         (579,170)              151             2,618
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions          1,118,996         8,571,205          (359,825)       (1,157,479)           27,234            13,211
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   1,292,173         9,362,238         2,848,245       (11,328,835)           42,852            10,372

NET ASSETS AT BEGINNING
   OF PERIOD                   33,094,518        23,732,280        12,734,707        24,063,542            10,372                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $     34,386,691  $     33,094,518  $     15,582,952  $     12,734,707  $         53,224  $         10,372
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    2,210,120         1,626,414         1,012,284         1,059,258             1,939                 -
         Units issued             860,560         2,213,761            80,305           192,698             6,226             1,964
         Units redeemed          (762,983)       (1,630,055)         (104,647)         (239,672)             (939)              (25)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             2,307,697         2,210,120           987,942         1,012,284             7,226             1,939
                         ================  ================  ================  ================  ================  ================

(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      Fidelity
                                      Variable                            Franklin                           Franklin
                                      Insurance                           Templeton                          Templeton
                                    Products Fund                        Investments                        Investments
                                     Sub-Account                         Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                         VIP Global                         VIP Global
                                      VIP Value                             Asset                         Communications
                                     Strategies                          Allocation                         Securities
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009            2008 (ae)            2009            2008 (ae)         2009 (h)         2008 (ae)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $            103  $             23  $          1,899  $              5  $              9 $               -
Net realized gains
   (losses)                           432              (163)              387               (33)             (388)              (32)
Change in unrealized
   gains (losses)                   5,098              (697)            5,133               160               801              (801)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                  5,633              (837)            7,419               132               422              (833)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           18,508             3,159            44,299             7,181             2,201             2,997
Benefit payments                        -                 -                 -                 -                 -                 -
Payments on termination               (44)              (21)           (1,443)                -                 -                 -
Loans - net                             -                 -                 -                 -                 -                 -
Records maintenance
   charge                          (5,106)             (631)          (12,307)           (1,676)             (133)             (654)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                    1,804               168            19,549             2,426            (4,570)              570
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             15,162             2,675            50,098             7,931            (2,502)            2,913
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      20,795             1,838            57,517             8,063            (2,080)            2,080

NET ASSETS AT BEGINNING
   OF PERIOD                        1,838                 -             8,063                 -             2,080                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $         22,633  $          1,838  $         65,580  $          8,063  $              -  $          2,080
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                          356                 -             1,062                 -               357                 -
         Units issued               2,846               454             6,341             1,124               305               370
         Units redeemed              (421)              (98)             (334)              (62)             (662)              (13)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 2,781               356             7,069             1,062                 -               357
                         ================  ================  ================  ================  ================  ================

(h)  For period beginning January 1, 2009, and ended April 24, 2009
(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     Franklin                             Franklin                           Franklin
                                     Templeton                            Templeton                         Templeton
                                    Investments                          Investments                       Investments
                                    Sub-Account                          Sub-Account                       Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                    VIP Global
                                      Income                           VIP High Income                      VIP Income
                                    Securities                           Securities                         Securities
                         ----------------------------------  ----------------------------------  ----------------------------------
                                2009           2008 (ae)           2009            2008 (ae)           2009            2008 (ae)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          3,524  $              2  $            467  $              6  $          1,554  $            189
Net realized gains
   (losses)                         1,046                32               172               (69)              (68)             (370)
Change in unrealized
   gains (losses)                   2,134               493             3,373              (284)            5,315            (2,018)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                  6,704               527             4,012              (347)            6,801            (2,199)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           53,668            12,375            17,321             3,307            27,057            13,897
Benefit payments                        -                 -                 -                 -                 -                 -
Payments on termination           (20,434)             (390)             (582)                -              (599)                -
Loans - net                             -                 -                 -                 -                 -                 -
Records maintenance
   charge                         (12,110)           (1,756)           (4,412)             (603)           (9,273)           (1,849)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   75,662             6,146             7,985               345             5,591               107
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             96,786            16,375            20,312             3,049            22,776            12,155
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     103,490            16,902            24,324             2,702            29,577             9,956

NET ASSETS AT BEGINNING
   OF PERIOD                       16,902                 -             2,702                 -             9,956                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        120,392  $         16,902  $         27,026  $          2,702  $         39,533  $          9,956
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        1,671                 -               358                 -             1,425                 -
         Units issued              10,890             3,872             2,440               409             3,052             3,736
         Units redeemed            (2,559)           (2,201)             (291)              (51)             (314)           (2,311)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                10,002             1,671             2,507               358             4,163             1,425
                         ================  ================  ================  ================  ================  ================

(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      Franklin                            Franklin                             Franklin
                                     Templeton                           Templeton                            Templeton
                                    Investments                         Investments                          Investments
                                    Sub-Account                         Sub-Account                          Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                        VIP
                                   Mutual Global                         VIP Mutual                         VIP Small Cap
                                      Discovery                            Shares                                Value
                                   Securities (i)                        Securities                           Securities
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009            2008 (ae)           2009            2008 (ae)           2009            2008 (ae)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $            476  $             71  $            521  $            256  $            487  $              2
Net realized gains
   (losses)                           894                 7              (297)              342             2,111                (8)
Change in unrealized
   gains (losses)                   5,666            (1,343)            5,893            (2,976)            7,537               347
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                  7,036            (1,265)            6,117            (2,378)           10,135               341
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           32,523             8,807            20,595            15,859            46,557             7,796
Benefit payments                        -                 -                 -                 -                 -                 -
Payments on termination               (30)                -              (399)                -              (557)                -
Loans - net                             -                 -                 -                 -              (825)                -
Records maintenance
   charge                         (11,705)           (1,346)           (5,551)           (1,359)          (13,938)           (1,272)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   17,768            13,622               416             3,826             9,100             4,615
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             38,556            21,083            15,061            18,326            40,337            11,139
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      45,592            19,818            21,178            15,948            50,472            11,480

NET ASSETS AT BEGINNING
   OF PERIOD                       19,818                 -            15,948                 -            11,480                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $         65,410  $         19,818  $         37,126  $         15,948  $         61,952  $         11,480
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        2,649                 -             2,404                 -             1,747                 -
         Units issued               4,781             2,724             2,786             4,692             6,582             1,796
         Units redeemed              (359)              (75)             (761)           (2,288)           (1,053)              (49)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 7,071             2,649             4,429             2,404             7,276             1,747
                         ================  ================  ================  ================  ================  ================

(i)  Previously known as VIP Mutual Discovery Securities
(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     Franklin                              Franklin                           Franklin
                                     Templeton                            Templeton                          Templeton
                                    Investments                          Investments                        Investments
                                    Sub-Account                          Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                   VIP Small-Mid                        VIP Strategic
                                    Cap Growth                              Income                            VIP U.S.
                                    Securities                            Securities                         Government
                         ----------------------------------  ----------------------------------  ----------------------------------
                                2009          2008 (ae)             2009           2008 (ae)           2009           2008 (ae)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                   $           -         $       -  $            676  $              2  $            535  $              3
Net realized gains
   (losses)                           331               (51)               95               (20)                4                 -
Change in unrealized
   gains (losses)                   6,927              (345)            1,103               (27)              (70)               57
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                  7,258              (396)            1,874               (45)              469                60
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           30,254             5,106            16,096             3,492            29,114             2,409
Benefit payments                        -                 -                 -                 -                 -                 -
Payments on termination              (598)             (134)              (26)              (27)             (458)                -
Loans - net                             -                 -                 -                 -                 -                 -
Records maintenance
   charge                          (9,319)             (964)           (3,993)             (816)           (8,570)             (446)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                    4,845               548             1,742                87             7,626             2,532
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             25,182             4,556            13,819             2,736            27,712             4,495
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      32,440             4,160            15,693             2,691            28,181             4,555

NET ASSETS AT BEGINNING
   OF PERIOD                        4,160                 -             2,691                 -             4,555                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $         36,600  $          4,160  $         18,384  $          2,691  $         32,736  $          4,555
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                          683                 -               310                 -               433                 -
         Units issued               3,800               743             1,531               340             2,707               442
         Units redeemed              (311)              (60)             (160)              (30)             (129)               (9)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 4,172               683             1,681               310             3,011               433
                         ================  ================  ================  ================  ================  ================

(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     Ibbotson                             Ibbotson                            Ibbotson
                                    Sub-Account                          Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                    Aggressive
                                    Growth ETF                          Balanced ETF                        Conservative
                                       Asset                                Asset                            ETF Asset
                                    Allocation                           Allocation                          Allocation
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009             2008 (ae)          2009            2008 (ae)           2009            2008 (ae)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          3,296  $            676  $          6,822  $          1,453  $          1,318  $             37
Net realized gains
   (losses)                         3,496            (1,707)            5,900            (1,825)              502                (4)
Change in unrealized
   gains (losses)                 121,491           (15,585)           87,473            (3,432)            3,725               (11)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                128,283           (16,616)          100,195            (3,804)            5,545                22
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          590,409           157,022           631,646           128,673            44,986             4,156
Benefit payments                        -                 -                 -                 -                 -                 -
Payments on termination           (32,556)                -           (33,492)                -            (1,281)                -
Loans - net                          (536)                -             3,000                 -                 -                 -
Records maintenance
   charge                        (198,261)          (37,116)         (189,466)          (29,565)          (20,722)           (1,685)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  139,118            82,651           284,104            23,705           216,558             1,913
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            498,174           202,557           695,792           122,813           239,541             4,384
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     626,457           185,941           795,987           119,009           245,086             4,406

NET ASSETS AT BEGINNING
   OF PERIOD                      185,941                 -           119,009                 -             4,406                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        812,398  $        185,941  $        914,996  $        119,009  $        249,492  $          4,406
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       28,386                 -            15,530                 -               473                 -
         Units issued              70,647            30,726            88,039            19,248            23,306               498
         Units redeemed            (6,035)           (2,340)          (10,346)           (3,718)             (678)              (25)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                92,998            28,386            93,223            15,530            23,101               473
                         ================  ================  ================  ================  ================  ================

(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Janus Aspen
                                       Ibbotson                           Ibbotson                            Series
                                      Sub-Account                        Sub-Account                       Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                          Income &
                                      Growth ETF                         Growth ETF
                                         Asset                              Asset
                                      Allocation                         Allocation                          Balanced
                         ----------------------------------  ----------------------------------  ----------------------------------
                              2009             2008 (ae)            2009           2008 (ae)           2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          9,225  $            187  $          1,853  $            954  $        751,257  $        715,752
Net realized gains
   (losses)                         1,399              (941)              366              (741)          983,818         2,489,332
Change in unrealized
   gains (losses)                 237,349           (28,974)            8,328              (607)        4,501,056        (8,343,777)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                247,973           (29,728)           10,547              (394)        6,236,131        (5,138,693)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,247,639           272,725           103,278            26,100         3,019,225         3,364,651
Benefit payments                        -                 -                 -                 -          (131,741)         (494,356)
Payments on termination           (39,733)             (559)           (5,775)             (250)       (1,589,639)       (1,908,617)
Loans - net                       (20,014)                -                 -                 -          (175,869)         (261,523)
Records maintenance
   charge                        (352,942)          (66,022)          (42,011)           (5,918)       (2,671,404)       (2,705,918)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  202,237            25,767            92,289             5,507           548,507           219,173
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions          1,037,187           231,911           147,781            25,439        (1,000,921)       (1,786,590)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   1,285,160           202,183           158,328            25,045         5,235,210        (6,925,283)

NET ASSETS AT BEGINNING
   OF PERIOD                      202,183                 -            25,045                 -        25,563,056        32,488,339
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      1,487,343  $        202,183  $        183,373  $         25,045  $     30,798,266  $     25,563,056
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       28,994                 -             2,945                 -         1,167,174         1,241,500
         Units issued             157,852            30,858            15,721             4,680            56,180            82,583
         Units redeemed           (19,526)           (1,864)           (1,173)           (1,735)          (97,046)         (156,909)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               167,320            28,994            17,493             2,945         1,126,308         1,167,174
                         ================  ================  ================  ================  ================  ================

(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    Janus Aspen                         Janus Aspen                         Janus Aspen
                                      Series                              Series                               Series
                                    Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                                                               Forty
                                  Enterprise (j)                       Flexible Bond                         Portfolio
                         ----------------------------------  ----------------------------------  ----------------------------------
                                2009              2008             2009              2008              2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $        (78,854) $        (23,957) $        292,642  $        304,720  $         (3,904) $         (3,539)
Net realized gains
   (losses)                    (1,156,597)        2,414,554            23,673           (49,674)          (87,033)          121,670
Change in unrealized
   gains (losses)              10,732,536       (20,979,859)          530,965           126,739         1,045,848        (1,539,968)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              9,497,085       (18,589,262)          847,280           381,785           954,911        (1,421,837)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        3,106,956         3,633,974           727,771           797,584           890,259           977,757
Benefit payments                  (65,925)         (567,247)          (16,443)          (11,893)             (565)         (468,067)
Payments on termination        (1,870,633)       (2,260,205)         (500,337)         (619,201)         (227,066)         (185,082)
Loans - net                      (226,203)         (443,847)          (70,522)         (101,961)          (38,970)          (21,581)
Records maintenance
   charge                      (2,521,539)       (2,852,309)         (661,703)         (628,529)         (484,028)         (499,798)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net               (1,288,361)          136,224            62,964           361,588           (95,701)          663,781
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (2,865,705)       (2,353,410)         (458,270)         (202,412)           43,929           467,010
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   6,631,380       (20,942,672)          389,010           179,373           998,840          (954,827)

NET ASSETS AT BEGINNING
   OF PERIOD                   23,115,385        44,058,057         6,926,759         6,747,386         1,947,345         2,902,172
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $     29,746,765  $     23,115,385  $      7,315,769  $      6,926,759  $      2,946,185  $      1,947,345
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    1,575,733         1,667,619           360,185           370,179           183,591           150,800
         Units issued              24,740           155,387            60,016            72,898            57,659            94,100
         Units redeemed          (192,961)         (247,273)          (83,901)          (82,892)          (46,645)          (61,309)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             1,407,512         1,575,733           336,300           360,185           194,605           183,591
                         ================  ================  ================  ================  ================  ================

(j)  Previously known as Mid Cap Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                   Janus Aspen                          Janus Aspen                         Janus Aspen
                                      Series                              Series                              Series
                                   Sub-Account                          Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                   Global Life                            Global                               Janus
                                     Sciences                           Technology                         Portfolio (k)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009            2008 (ae)           2009            2008 (ae)           2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $              -  $              -  $              -  $              2  $         45,519  $        114,445
Net realized gains
   (losses)                            91                (7)              873               (45)         (621,259)         (125,227)
Change in unrealized
   gains (losses)                   2,395              (524)            4,236              (987)        7,627,025       (14,068,214)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                  2,486              (531)            5,109            (1,030)        7,051,285       (14,078,996)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           11,276             3,897            19,389             4,835         3,007,572         3,501,358
Benefit payments                        -                 -                 -                 -          (130,704)          (88,798)
Payments on termination              (298)                -            (2,558)                -        (1,657,793)       (1,886,211)
Loans - net                             -                 -                 -                 -          (171,488)         (353,929)
Records maintenance
   charge                          (3,603)             (754)           (5,302)           (1,275)       (2,380,991)       (2,593,100)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                    3,272               224               776             1,067          (395,975)       (1,054,165)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             10,647             3,367            12,305             4,627        (1,729,379)       (2,474,845)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      13,133             2,836            17,414             3,597         5,321,906       (16,553,841)

NET ASSETS AT BEGINNING
   OF PERIOD                        2,836                 -             3,597                 -        20,410,510        36,964,351
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $         15,969  $          2,836  $         21,011  $          3,597  $     25,732,416  $     20,410,510
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                          376                 -               602                 -         1,730,942         1,859,164
         Units issued               1,498               384             2,639               654            50,851            69,954
         Units redeemed              (190)               (8)           (1,002)              (52)         (165,653)         (198,176)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 1,684               376             2,239               602         1,616,140         1,730,942
                         ================  ================  ================  ================  ================  ================

(k)  Previously known as Large Cap Growth
(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    Janus Aspen                         Janus Aspen                         Janus Aspen
                                      Series                               Series                             Series
                                    Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                                                           Research Core
                                   Mid Cap Value                        Overseas (k)                       Portfolio (m)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009             2008 (ae)           2009             2008              2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $            109  $             57  $            458  $             31  $             18  $             11
Net realized gains
   (losses)                         1,278              (102)            4,098                24               253               (11)
Change in unrealized
   gains (losses)                   4,288            (1,306)           30,859            (5,342)            2,258              (121)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                  5,675            (1,351)           35,415            (5,287)            2,529              (121)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           34,576            10,204           104,422            25,123             7,772             2,367
Benefit payments                        -                 -                 -                 -                 -                 -
Payments on termination            (9,150)                -           (13,850)              (42)             (308)              (93)
Loans - net                             -                 -                 -                 -                 -                 -
Records maintenance
   charge                          (7,549)           (2,324)          (26,377)           (3,894)           (3,622)             (461)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   (4,826)            1,067            45,191             5,404               401             2,372
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             13,051             8,947           109,386            26,591             4,243             4,185
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      18,726             7,596           144,801            21,304             6,772             4,064

NET ASSETS AT BEGINNING
   OF PERIOD                        7,596                 -            21,304                 -             4,064                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $         26,322  $          7,596  $        166,105  $         21,304  $         10,836  $          4,064
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        1,067                 -             4,547                 -               666                 -
         Units issued               3,390             1,164            17,848             4,639               816               688
         Units redeemed            (1,691)              (97)           (2,651)              (92)             (174)              (22)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 2,766             1,067            19,744             4,547             1,308               666
                         ================  ================  ================  ================  ================  ================

(k)  Previously known as International Growth
(m)  Previously known as Fundamental Equity
(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Janus Aspen                          Janus Aspen
                                     Janus Aspen                          Series                               Series
                                        Series                       (Service Shares)                      (Service Shares)
                                     Sub-Account                        Sub-Account                          Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                      Worldwide                          Balanced                           Mid Cap Value
                                    Portfolio (n)                    (Service Shares)                      (Service Shares)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008              2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $        233,730  $        247,153  $         95,746  $         79,327  $          7,074  $         66,640
Net realized gains
   (losses)                      (486,147)          (99,604)          119,338           199,442            (2,015)          143,525
Change in unrealized
   gains (losses)               7,413,165       (16,773,483)          581,619          (837,349)          581,367          (818,978)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              7,160,748       (16,625,934)          796,703          (558,580)          586,426          (608,813)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        3,067,412         3,611,862         1,226,539         1,464,940           707,062           939,990
Benefit payments                  (37,904)         (104,911)          (12,266)           (6,101)           (1,762)                -
Payments on termination        (1,453,234)       (2,099,081)         (304,014)         (189,290)         (146,753)         (103,825)
Loans - net                       (99,538)         (338,446)          (25,472)          (22,679)          (16,096)           (5,522)
Records maintenance
   charge                      (2,414,809)       (2,632,127)         (711,057)         (752,676)         (405,822)         (441,945)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (531,089)         (728,140)           81,595          (132,335)           50,656           (59,745)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (1,469,162)       (2,290,843)          255,325           361,859           187,285           328,953
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   5,691,586       (18,916,777)        1,052,028          (196,721)          773,711          (279,860)

NET ASSETS AT BEGINNING
   OF PERIOD                   19,526,260        38,443,037         2,942,470         3,139,191         1,645,883         1,925,743
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $     25,217,846  $     19,526,260  $      3,994,498  $      2,942,470  $      2,419,594  $      1,645,883
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    1,670,845         1,801,541           211,619           189,510           147,154           124,147
         Units issued              73,800            60,662            31,315            34,261            32,491            32,929
         Units redeemed          (168,603)         (191,358)          (14,175)          (12,152)          (16,894)           (9,922)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             1,576,042         1,670,845           228,759           211,619           162,751           147,154
                         ================  ================  ================  ================  ================  ================

(n)  Previously known as Worldwide Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                   Janus Aspen                           Janus Aspen                        Janus Aspen
                                      Series                               Series                             Series
                                 (Service Shares)                      (Service Shares)                   (Service Shares)
                                   Sub-Account                           Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                     Overseas                           Risk-Managed                       Small Company
                                (Service Shares) (o)               Core (Service Shares)               Value (Service Shares)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009             2008               2009               2008            2009 (p)           2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         10,305  $        145,174  $          5,860  $          3,922  $              -  $              -
Net realized gains
   (losses)                      (689,978)          566,844           (21,431)           22,203          (529,532)           23,594
Change in unrealized
   gains (losses)               3,882,689        (4,668,294)          128,227          (254,550)          491,688          (435,736)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              3,203,016        (3,956,276)          112,656          (228,425)          (37,844)         (412,142)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          888,743           685,895           197,087           231,304           177,361           643,827
Benefit payments                  (19,895)          (28,342)                -                 -              (368)                -
Payments on termination          (359,410)         (170,684)          (54,244)          (30,885)          (11,685)          (44,189)
Loans - net                       (36,440)          (42,572)           (6,737)           (2,041)               (8)             (468)
Records maintenance
   charge                        (661,685)         (395,687)          (99,520)         (113,691)          (87,052)         (277,811)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (274,571)        7,631,717               211           (15,203)         (886,276)           24,338
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (463,258)        7,680,327            36,797            69,484          (808,028)          345,697
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   2,739,758         3,724,051           149,453          (158,941)         (845,872)          (66,445)

NET ASSETS AT BEGINNING
   OF PERIOD                    3,724,051                 -           432,291           591,232           845,872           912,317
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      6,463,809  $      3,724,051  $        581,744  $        432,291  $              -  $        845,872
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      791,208                 -            45,296            39,499           104,169            71,999
         Units issued             321,813           860,126             9,824             9,023            10,293            34,036
         Units redeemed          (344,544)          (68,918)           (5,383)           (3,226)         (114,462)           (1,866)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               768,477           791,208            49,737            45,296                 -           104,169
                         ================  ================  ================  ================  ================  ================

(o)  Previously known as International Growth (Service Shares)
(p)  For period beginning January 1, 2009, and ended April 30, 2009

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                                     Janus Aspen               Janus Aspen                  Lazard
                                        Series                    Series                  Retirement
                                  (Service Shares)           (Service Shares)            Series, Inc.
                                     Sub-Account                Sub-Account               Sub-Account
                         ----------------------------------  ----------------  ----------------------------------
                                       Worldwide              Foreign Stock                Emerging
                                (Service Shares) (q)         (Service Shares)           Markets Equity
                         ----------------------------------  ----------------  ----------------------------------
                              2009               2008            2008 (ad)           2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          6,149  $          7,098  $        225,263  $         36,168  $         35,087
Net realized gains
   (losses)                       (49,873)            5,447           795,168           (37,352)           89,297
Change in unrealized
   gains (losses)                 198,082          (398,248)       (1,514,055)          683,557          (994,804)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                154,358          (385,703)         (493,624)          682,373          (870,420)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          140,631           173,993           333,084           330,458           471,169
Benefit payments                        -                 -           (10,419)           (2,587)                -
Payments on termination           (37,442)          (66,710)         (208,516)         (102,914)          (70,914)
Loans - net                       (17,797)          (24,084)          (16,169)          (12,472)          (16,633)
Records maintenance
   charge                         (70,788)          (85,922)         (205,220)         (209,107)         (237,006)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  (81,995)           27,263        (8,197,592)          (61,017)            9,148
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            (67,391)           24,540        (8,304,832)          (57,639)          155,764
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      86,967          (361,163)       (8,798,456)          624,734          (714,656)

NET ASSETS AT BEGINNING
   OF PERIOD                      491,970           853,133         8,798,456           945,715         1,660,371
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        578,937  $        491,970   $             -  $      1,570,449  $        945,715
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       46,553            44,557           489,791            35,765            32,199
         Units issued               5,725             7,627            61,680             5,246             8,480
         Units redeemed           (12,408)           (5,631)         (551,471)           (6,043)           (4,914)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                39,870            46,553                 -            34,968            35,765
                         ================  ================  ================  ================  ================

(q)  Previously known as Worldwide Growth (Service Shares)
(ad) For period beginning January 1, 2008 and ended May 1, 2008

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      Legg Mason                         Legg Mason                          Legg Mason
                                       Partners                           Partners                            Partners
                                       Variable                           Variable                            Variable
                                     Portfolios I,                      Portfolios I,                      Portfolios I,
                                         Inc.                               Inc.                                Inc.
                         ----------------------------------  ----------------------------------  ----------------------------------
                                Legg Mason ClearBridge                   Legg Mason                  Legg Mason Western Assets
                                       Variable                          ClearBridge                          Variable
                                       Investors                          Variable                          Global High
                                      Class I (r)                     Value Class I (s)                    Yield Bond (t)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009               2008             2009             2008               2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         20,112  $         16,975  $          9,819  $         14,303  $        151,653  $        151,121
Net realized gains
   (losses)                       (67,628)            9,648           (39,632)          (32,971)          (48,174)          (21,251)
Change in unrealized
   gains (losses)                 309,167          (653,552)          221,597          (320,097)          497,668          (562,647)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                261,651          (626,929)          191,784          (338,765)          601,147          (432,777)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          210,511           251,519           239,788           311,422           464,375           598,421
Benefit payments                   (1,063)             (579)                -                 -            (1,207)           (1,405)
Payments on termination           (85,890)         (117,994)          (58,288)          (44,236)          (77,999)          (67,253)
Loans - net                        (1,128)          (17,063)             (535)           (9,105)          (11,432)          (22,507)
Records maintenance
   charge                        (124,147)         (145,335)         (124,499)         (145,745)         (266,418)         (273,598)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  (21,365)              153           (12,564)          (44,622)          (51,446)          163,008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            (23,082)          (29,299)           43,902            67,714            55,873           396,666
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     238,569          (656,228)          235,686          (271,051)          657,020           (36,111)

NET ASSETS AT BEGINNING
   OF PERIOD                    1,083,044         1,739,272           602,253           873,304         1,041,809         1,077,920
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      1,321,613  $      1,083,044  $        837,939  $        602,253  $      1,698,829  $      1,041,809
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      117,340           121,209            98,945            90,999           118,730            84,981
         Units issued              15,081            16,118            19,606            21,752            20,266            45,428
         Units redeemed           (17,313)          (19,987)          (12,129)          (13,806)          (14,533)          (11,679)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               115,108           117,340           106,422            98,945           124,463           118,730
                         ================  ================  ================  ================  ================  ================

(r)  Previously known as Legg Mason Variable Investors Portfolio I
(s)  Previously known as Legg Mason Variable Fundamental Value
(t)  Previously known as Legg Mason Partners Variable Global High Yield Bond II

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                   MFS Variable                          MFS Variable                       MFS Variable
                                     Insurance                             Insurance                         Insurance
                                       Trust                                 Trust                             Trust
                                    Sub-Account                           Sub-Account                       Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                                                           MFS Investors
                                                                        MFS High Income                     Growth Stock
                                    MFS Growth                              Series                             Series
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009             2008               2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         16,002  $         15,324  $         44,357  $         49,020  $          3,278  $          2,602
Net realized gains
   (losses)                       (81,855)           56,122           (25,465)           (8,853)           (6,412)           18,434
Change in unrealized
   gains (losses)               1,755,935        (3,010,262)          195,561          (219,039)          168,608          (222,407)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              1,690,082        (2,938,816)          214,453          (178,872)          165,474          (201,371)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          699,556           850,082           234,538           307,189           200,283           252,878
Benefit payments                  (29,681)          (17,243)             (187)              (33)               --              (807)
Payments on termination          (242,525)         (453,459)          (39,029)          (35,130)          (28,103)          (27,710)
Loans - net                       (64,045)          (91,869)           (1,136)             (879)           (3,995)           (3,738)
Records maintenance
   charge                        (477,791)         (553,633)         (149,993)         (162,349)         (109,024)         (117,631)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (164,744)         (338,466)          (19,949)          (10,170)          (13,200)              230
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (279,230)         (604,588)           24,244            98,628            45,961           103,222
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   1,410,852        (3,543,404)          238,697           (80,244)          211,435           (98,149)

NET ASSETS AT BEGINNING
   OF PERIOD                    4,717,787         8,261,191           459,775           540,019           378,628           476,777
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      6,128,639  $      4,717,787  $        698,472  $        459,775  $        590,063  $        378,628
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      485,939           532,532            51,656            43,385            43,584            34,646
         Units issued              15,345            29,197            11,821            11,144             8,493            12,192
         Units redeemed           (42,770)          (75,790)           (9,560)           (2,873)           (3,406)           (3,254)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               458,514           485,939            53,917            51,656            48,671            43,584
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                   MFS Variable                         MFS Variable                        MFS Variable
                                     Insurance                            Insurance                          Insurance
                                       Trust                                Trust                              Trust
                                    Sub-Account                          Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                   MFS Investors                           MFS New                          MFS Research
                                   Trust Series                       Discovery Series                         Series
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008              2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS

Net investment income
   (loss)                $         59,804  $         37,545  $             --  $             --  $         27,295  $         12,746
Net realized gains
   (losses)                      (108,883)          318,866          (145,982)        1,058,999           (26,552)           51,417
Change in unrealized
   gains (losses)                 901,845        (2,043,912)        2,949,199        (3,759,351)          531,496        (1,089,360)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                852,766        (1,687,501)        2,803,217        (2,700,352)          532,239        (1,025,197)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          435,827           503,073         1,012,678         1,194,569           209,311           233,557
Benefit payments                       --            (4,461)             (845)          (10,484)               --                --
Payments on termination          (206,214)         (171,219)         (331,725)         (437,612)          (80,584)         (103,995)
Loans - net                       (24,699)          (48,752)          (43,830)          (83,939)          (14,746)          (10,997)
Records maintenance
   charge                        (326,024)         (355,937)         (613,487)         (618,642)         (144,533)         (161,545)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (246,477)          418,817           268,863          (166,435)           27,655          (218,346)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (367,587)          341,521           291,654          (122,543)           (2,897)         (261,326)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     485,179        (1,345,980)        3,094,871        (2,822,895)          529,342        (1,286,523)

NET ASSETS AT BEGINNING
   OF PERIOD                    3,528,614         4,874,594         4,144,887         6,967,782         1,765,493         3,052,016
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      4,013,793  $      3,528,614  $      7,239,758  $      4,144,887  $      2,294,835  $      1,765,493
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      364,122           336,622           311,937           318,149           181,713           200,774
         Units issued              19,715            64,037            71,564            34,371            13,240            18,518
         Units redeemed           (57,442)          (36,537)          (49,612)          (40,583)          (14,023)          (37,579)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               326,395           364,122           333,889           311,937           180,930           181,713
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                   MFS Variable                        MFS Variable                         MFS Variable
                                    Insurance                            Insurance                           Insurance
                                      Trust                                Trust                               Trust
                                   Sub-Account                          Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                    MFS Total                          MFS Utilities                         MFS Value
                                  Return Series                           Series                               Series
                         ----------------------------------  ----------------------------------  ----------------------------------
                                2009             2008               2009              2008             2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $        335,967  $        542,096  $         74,673  $         24,834  $         13,149  $         13,141
Net realized gains
   (losses)                      (208,667)          683,138           (43,376)          273,797           (19,452)           35,584
Change in unrealized
   gains (losses)               1,460,396        (4,343,699)          441,312        (1,077,871)          230,688          (453,991)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              1,587,696        (3,118,465)          472,609          (779,240)          224,385          (405,266)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,496,187         1,875,980           518,441           648,121           320,897           392,301
Benefit payments                  (22,702)          (14,334)                -                 -              (778)                -
Payments on termination          (582,528)       (7,176,780)         (111,886)          (85,021)          (41,864)          (40,196)
Loans - net                       (58,743)          (88,761)          (14,062)          (24,199)           (2,142)           (4,291)
Records maintenance
   charge                        (985,437)       (1,175,141)         (277,405)         (303,002)         (168,961)         (186,331)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (289,730)         (738,392)          (39,130)         (108,980)           10,258             1,500
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            442,953)       (7,317,428)           75,958           126,919           117,410           162,983
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   1,144,743       (10,435,893)          548,567          (652,321)          341,795          (242,283)

NET ASSETS AT BEGINNING
   OF PERIOD                    9,119,039        19,554,932         1,351,660         2,003,981           897,128         1,139,411
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $     10,263,782  $      9,119,039  $      1,900,227  $      1,351,660  $      1,238,923  $        897,128
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      622,432         1,039,350            60,823            56,208            84,478            72,335
         Units issued              30,744            31,090             9,608            15,679            16,350            16,003
         Units redeemed           (59,620)         (448,008)           (6,244)          (11,064)           (5,759)           (3,860)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               593,556           622,432            64,187            60,823            95,069            84,478
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    MFS Variable                       Oppenheimer                         Oppenheimer
                                      Insurance                          Variable                           Variable
                                        Trust                         Account Funds                       Account Funds
                                   (Service Class)                     Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                       MFS New
                                      Discovery
                                       Series                          Oppenheimer                         Oppenheimer
                                   (Service Class)                       Balanced                           Core Bond
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009            2008 (ae)           2009           2008 (ae)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         (2,483) $         (2,589) $              -  $              -  $              -  $              -
Net realized gains
   (losses)                       (37,684)           36,712               (59)             (343)             (370)              (27)
Change in unrealized
   gains (losses)                 212,439          (196,153)            2,629            (1,208)            1,869            (1,369)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                172,272          (162,030)            2,570            (1,551)            1,499            (1,396)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           33,954            37,573            22,520             8,847            11,884             4,778
Benefit payments                     (100)           (1,436)                -                 -                 -                 -
Payments on termination           (16,875)          (26,047)             (526)           (1,094)             (974)              (12)
Loans - net                        (2,592)           (1,177)             (825)                -                 -                 -
Records maintenance
   charge                         (35,119)          (29,658)           (9,960)           (2,900)           (3,687)             (805)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  227,669           (42,631)            5,189               526             3,086             2,917
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            206,937           (63,376)           16,398             5,379            10,309             6,878
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     379,209          (225,406)           18,968             3,828            11,808             5,482

NET ASSETS AT BEGINNING
   OF PERIOD                      273,305           498,711             3,828                 -             5,482                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        652,514  $        273,305  $         22,796  $          3,828  $         17,290  $          5,482
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       36,521            40,023               657                 -               900                 -
         Units issued              48,457            12,895             2,949               875             2,176               923
         Units redeemed           (31,083)          (16,397)             (397)             (218)             (486)              (23)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                53,895            36,521             3,209               657             2,590               900
                         ================  ================  ================  ================  ================  ================

(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     Oppenheimer                       Oppenheimer                          Oppenheimer
                                      Variable                           Variable                             Variable
                                    Account Funds                     Account Funds                        Account Funds
                                     Sub-Account                       Sub-Account                          Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                       Oppenheimer
                                     Oppenheimer                       Main Street
                                       Global                           Small Cap                         Oppenheimer Mid
                                     Securities                          Growth                               Cap Fund
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009            2008 (ae)            2009             2008             2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $            349  $              -  $         37,624  $         22,009  $              -  $              -
Net realized gains
   (losses)                         1,865               (92)          (58,693)          215,646           (21,590)           (4,814)
Change in unrealized
   gains (losses)                  11,561            (1,070)        1,532,441        (2,284,225)          217,923          (380,798)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                 13,775            (1,162)        1,511,372        (2,046,570)          196,333          (385,612)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           58,504            11,936         1,682,842         2,052,177           372,724           471,602
Benefit payments                        -                 -            (1,693)           (1,530)              (68)               (6)
Payments on termination              (276)              (53)         (307,978)         (261,831)          (35,758)          (24,964)
Loans - net                        (1,650)                -           (51,661)          (16,926)           (7,660)           (3,622)
Records maintenance
   charge                         (14,842)           (2,500)         (870,005)         (934,650)         (181,762)         (189,124)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   12,543               911          (100,060)          (68,914)           (3,284)           59,240
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             54,279            10,294           351,445           768,326           144,192           313,126
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      68,054             9,132         1,862,817        (1,278,244)          340,525           (72,486)

NET ASSETS AT BEGINNING
   OF PERIOD                        9,132                 -         3,631,648         4,909,892           502,749           575,235
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $         77,186  $          9,132  $      5,494,465  $      3,631,648  $        843,274  $        502,749
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        1,464                 -           256,285           214,843            76,070            44,332
         Units issued               8,816             1,657            43,174            49,391            25,741            35,504
         Units redeemed            (1,430)             (193)          (13,304)           (7,949)           (5,592)           (3,766)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 8,850             1,464           286,155           256,285            96,219            76,070
                         ================  ================  ================  ================  ================  ================

(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Oppenheimer
                                                                                                              Variable
                                     Oppenheimer                         Oppenheimer                       Account Funds
                                      Variable                            Variable                         (Service Class
                                    Account Funds                       Account Funds                         ("SC"))
                                     Sub-Account                         Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                                                            Oppenheimer
                                                                                                               Global
                                     Oppenheimer                         Oppenheimer                         Securities
                                   Strategic Bond                           Value                               (SC)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009            2008 (ae)           2009            2008 (ae)           2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $             49  $              -  $            102  $          2,000  $         82,661  $         52,049
Net realized gains
   (losses)                           125               (27)             (171)             (120)           15,573           221,588
Change in unrealized
   gains (losses)                   2,017              (178)            8,453            (2,670)        1,502,695        (2,484,383)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                  2,191              (205)            8,384              (790)        1,600,929        (2,210,746)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           12,611             4,959            28,570             8,536         1,949,672         2,615,810
Benefit payments                        -                 -                 -                 -              (810)           (1,391)
Payments on termination              (397)               (8)             (432)              (34)         (295,344)         (274,741)
Loans - net                             -                 -                 -                 -           (42,707)          (30,758)
Records maintenance
   charge                          (5,084)           (1,072)           (7,903)           (1,572)       (1,032,552)       (1,100,726)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                    1,794             4,764             2,253                76          (169,995)         (146,556)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions              8,924             8,643            22,488             7,006           408,264         1,061,638
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      11,115             8,438            30,872             6,216         2,009,193        (1,149,108)

NET ASSETS AT BEGINNING
   OF PERIOD                        8,438                 -             6,216                 -         3,640,483         4,789,591
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $         19,553  $          8,438  $         37,088  $          6,216  $      5,649,676  $      3,640,483
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                        1,015                 -               952                 -           366,065           287,378
         Units issued               1,271             1,065             3,604             1,090            64,106            96,854
         Units redeemed              (307)              (50)             (641)             (138)          (22,508)          (18,167)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 1,979             1,015             3,915               952           407,663           366,065
                         ================  ================  ================  ================  ================  ================

(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    Oppenheimer
                                      Variable                                                            Panorama Series
                                    Account Funds                                                            Fund, Inc.
                                   (Service Class                      Panorama Series                     (Service Class
                                       ("SC"))                           Fund, Inc.                           ("SC"))
                                     Sub-Account                         Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                     Oppenheimer
                                     Main Street                         Oppenheimer                        Oppenheimer
                                      Small Cap                         International                      International
                                     Growth (SC)                           Growth                           Growth (SC)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008              2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         16,971  $         (3,289) $         10,908  $         11,339  $          9,014  $          3,587
Net realized gains
   (losses)                      (386,734)          214,483           (23,600)           (5,823)         (108,287)          177,429
Change in unrealized
   gains (losses)               2,116,314        (3,335,691)          272,264          (514,882)          711,365        (1,645,155)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              1,746,551        (3,124,497)          259,572          (509,366)          612,092        (1,464,139)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          484,577           607,586           215,741           248,774           122,407           134,666
Benefit payments                  (24,185)          (44,271)                -              (662)             (289)         (449,166)
Payments on termination          (373,877)         (496,162)          (32,428)          (42,895)          (52,784)          (68,309)
Loans - net                           671           (86,382)           (9,760)          (16,571)            3,553           (24,357)
Records maintenance
   charge                        (414,263)         (428,927)         (114,814)         (135,623)         (146,017)         (191,009)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (331,057)         (121,279)          (25,296)          (62,092)          (14,802)         (289,607)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (658,134)         (569,435)           33,443            (9,069)          (87,932)         (887,782)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   1,088,417        (3,693,932)          293,015          (518,435)          524,160        (2,351,921)

NET ASSETS AT BEGINNING
   OF PERIOD                    4,820,260         8,514,192           652,827         1,171,262         1,680,251         4,032,172
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      5,908,677  $      4,820,260  $        945,842  $        652,827  $      2,204,411  $      1,680,251
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      470,596           514,231            33,615            34,223           152,081           206,307
         Units issued              67,951            57,175             7,845             9,779            22,405            75,425
         Units redeemed          (116,269)         (100,810)           (4,118)          (10,387)          (29,995)         (129,651)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               422,278           470,596            37,342            33,615           144,491           152,081
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                                  PIMCO Advisors              PIMCO Advisors            PIMCO Advisors
                                     Variable                    Variable                  Variable
                                    Insurance                   Insurance                  Insurance
                                      Trust                       Trust                      Trust
                                   Sub-Account                 Sub-Account                Sub-Account
                         ----------------------------------  ----------------  ----------------------------------
                                                                                          Premier VIT
                                                                                          NACM OpCap
                                                                  OpCap                    Small Cap
                                  OpCap Balanced               Renaissance                Class I (u)
                         ----------------------------------  ----------------  ----------------------------------
                               2009 (h)          2008            2008 (ac)            2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         54,240  $         39,343  $          4,427  $         (6,000) $        (13,029)
Net realized gains
   (losses)                    (1,059,464)          175,978           (27,242)         (712,557)          833,883
Change in unrealized
   gains (losses)                 950,397          (872,569)           (7,208)        1,205,944        (3,439,315)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                (54,827)         (657,248)          (30,023)          487,387        (2,618,461)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           93,591           396,519             6,247           566,266           717,535
Benefit payments                     (517)              (26)                -           (11,071)           (3,430)
Payments on termination           (18,186)         (127,060)           (3,377)         (221,028)         (245,897)
Loans - net                        (2,757)           (8,960)             (111)          (33,862)          (92,843)
Records maintenance
   charge                         (62,154)         (206,659)           (2,754)         (352,182)         (440,003)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net               (1,412,873)           63,881          (310,490)         (218,491)         (472,620)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (1,402,896)          117,695          (310,485)         (270,368)         (537,258)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (1,457,723)         (539,553)         (340,508)          217,019        (3,155,719)

NET ASSETS AT BEGINNING
   OF PERIOD                    1,457,723         1,997,276           340,508         3,546,556         6,702,275
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $              -  $      1,457,723  $              -  $      3,763,575  $      3,546,556
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      180,115           169,434            26,063           405,076           446,100
         Units issued              10,789            31,828               124            31,205            37,491
         Units redeemed          (190,904)          (21,147)          (26,187)          (63,938)          (78,515)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                     -           180,115                 -           372,343           405,076
                         ================  ================  ================  ================  ================

(h)  For period beginning January 1, 2009, and ended April 24, 2009
(u)  Previously known as NACM Small Cap
(ac) For period beginning January 1, 2008 and ended January 18, 2008

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                  PIMCO Variable                       PIMCO Variable                     PIMCO Variable
                                     Insurance                            Insurance                         Insurance
                                       Trust                                Trust                             Trust
                                    Sub-Account                          Sub-Account                       Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                                                            PIMCO Real
                                   Foreign Bond                         Money Market                          Return
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008              2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $        114,578  $        108,107  $          3,572  $         68,793  $         79,484  $         69,162
Net realized gains
   (losses)                       360,289           (27,213)                -                 -           104,784             2,067
Change in unrealized
   gains (losses)                  16,848          (201,486)                -                 -           236,097          (245,398)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                491,715          (120,592)            3,572            68,793           420,365          (174,169)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          488,507           580,655           739,109           851,620           754,533           951,887
Benefit payments                  (11,313)                -              (632)             (288)                -                 -
Payments on termination          (286,249)         (259,966)         (859,111)         (342,992)         (176,101)          (87,837)
Loans - net                        52,784            (4,478)          (45,147)          (66,147)          (17,349)           (3,583)
Records maintenance
   charge                        (382,161)         (382,177)         (443,385)         (471,173)         (456,446)         (435,240)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (174,900)          687,294         1,014,861           286,142           340,499           200,593
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (313,332)          621,328           405,695           257,162           445,136           625,820
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     178,383           500,736           409,267           325,955           865,501           451,651

NET ASSETS AT BEGINNING
   OF PERIOD                    3,808,259         3,307,523         3,141,758         2,815,803         2,058,205         1,606,554
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      3,986,642  $      3,808,259  $      3,551,025  $      3,141,758  $      2,923,706  $      2,058,205
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      309,197           262,120           268,585           246,115           179,513           130,240
         Units issued              94,551           121,383           138,953            76,799            59,465            62,021
         Units redeemed          (123,431)          (74,306)         (104,306)          (54,329)          (23,591)          (12,748)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               280,317           309,197           303,232           268,585           215,387           179,513
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO Variable                                                        Putnam Variable
                                      Insurance                        Putnam Variable                     Trust (Class
                                        Trust                               Trust                              IA)
                                     Sub-Account                         Sub-Account                       Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                             VT
                                                                        International
                                     PIMCO Total                         Growth and                       VT High Yield
                                       Return                              Income                           (Class IA)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008              2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $        849,542  $        589,551  $         (6,635) $        107,358  $         63,220  $         62,657
Net realized gains
   (losses)                       685,283           272,757        (1,011,287)          687,666           (22,125)          (24,494)
Change in unrealized
   gains (losses)                 645,776          (282,587)        1,915,347        (4,478,743)          214,020          (223,565)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              2,180,601           579,721           897,425        (3,683,719)          255,115          (185,402)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        2,100,136         2,126,700           439,861           616,627           124,773           154,195
Benefit payments                  (27,104)          (95,386)          (15,621)         (455,487)           (5,137)                -
Payments on termination        (1,150,267)         (592,815)         (311,298)         (259,000)          (45,938)          (47,636)
Loans - net                       (60,915)         (304,038)          (69,064)         (100,086)           (6,649)           (3,824)
Records maintenance
   charge                      (1,690,090)       (1,412,765)         (267,999)         (395,393)          (89,441)          (96,195)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                3,490,022         1,244,309          (515,470)          (73,915)           10,909           (43,041)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions          2,661,782           966,005          (739,591)         (667,254)          (11,483)          (36,501)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   4,842,383         1,545,726           157,834        (4,350,973)          243,632          (221,903)

NET ASSETS AT BEGINNING
   OF PERIOD                   14,209,169        12,663,443         4,137,075         8,488,048           497,778           719,681
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $     19,051,552  $     14,209,169  $      4,294,909  $      4,137,075  $        741,410  $        497,778
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    1,011,984           944,230           362,315           401,597            41,505            44,400
         Units issued             333,451           268,561            19,683           131,274             7,273             4,802
         Units redeemed          (155,665)         (200,807)          (83,801)         (170,556)           (7,651)           (7,697)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             1,189,770         1,011,984           298,197           362,315            41,127            41,505
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            T. Rowe Price
                                                                       Rydex Variable                           Equity
                                  Putnam Variable                           Trust                            Series, Inc.
                                 Trust (Class IA)                        Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                          Rydex VT
                                 VT International                          All-Cap                          T. Rowe Price
                                    Growth and                           Opportunity                          Blue Chip
                                 Income (Class IA)                        Fund (v)                              Growth
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008              2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $              -  $         25,713  $            528  $              -  $              -  $          2,013
Net realized gains
   (losses)                       (61,541)          213,695           (43,578)            1,772           (19,763)           (3,632)
Change in unrealized
   gains (losses)                 330,288          (925,328)          170,301          (306,809)          656,380          (900,632)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                268,747          (685,920)          127,251          (305,037)          636,617          (902,251)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          224,437           267,094           175,910           270,329           773,258           990,380
Benefit payments                        -                 -                 -                 -            (1,136)           (1,480)
Payments on termination           (65,354)          (29,366)          (21,949)          (59,286)         (104,785)         (110,517)
Loans - net                        (9,708)          (14,552)           (6,907)           (8,010)          (22,787)          (27,730)
Records maintenance
   charge                         (90,431)         (100,644)          (94,699)         (108,716)         (406,822)         (439,795)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                     (667)          (52,757)          (48,299)           34,284           (41,495)          (12,618)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             58,277            69,775             4,056           128,601           196,233           398,240
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     327,024          (616,145)          131,307          (176,436)          832,850          (504,011)

NET ASSETS AT BEGINNING
   OF PERIOD                      875,804         1,491,949           492,419           668,855         1,382,174         1,886,185
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      1,202,828  $        875,804  $        623,726  $        492,419  $      2,215,024  $      1,382,174
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       56,761            52,363            35,295            28,412           168,269           132,022
         Units issued              10,615            14,042             7,645            12,012            34,424            46,338
         Units redeemed            (5,696)           (9,644)           (7,819)           (5,129)          (13,034)          (10,091)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                61,680            56,761            35,121            35,295           189,659           168,269
                         ================  ================  ================  ================  ================  ================

(v)  Previously known as Rydex Sector Rotation

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    T. Rowe Price                       T. Rowe Price                      T. Rowe Price
                                        Equity                              Equity                             Equity
                                     Series, Inc.                        Series, Inc.                       Series, Inc.
                                     Sub-Account                         Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                                                           T. Rowe Price
                                     T. Rowe Price                       T. Rowe Price                       New America
                                     Equity Income                      Mid-Cap Growth                         Growth
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008              2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $        333,622  $        486,908  $              -  $              -  $              -  $              -
Net realized gains
   (losses)                      (486,725)          392,876          (174,396)          502,012            (3,148)          108,286
Change in unrealized
   gains (losses)               4,291,694        (9,644,387)        2,958,211        (4,917,242)          862,534          (884,332)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              4,138,591        (8,764,603)        2,783,815        (4,415,230)          859,386          (776,046)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        3,772,449         5,057,068           854,882         1,057,669           246,315           262,198
Benefit payments                  (17,048)          (21,541)           (4,284)             (744)                -            (1,210)
Payments on termination        (1,137,366)       (1,280,284)         (477,734)         (625,339)          (94,742)         (116,850)
Loans - net                      (165,679)         (315,836)           (8,655)         (141,145)          (32,649)          (15,853)
Records maintenance
   charge                      (2,100,287)       (2,416,339)         (647,429)         (726,420)         (172,470)         (156,836)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (286,415)         (737,628)         (344,548)         (332,533)          821,254           (14,829)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             65,654           285,440          (627,768)         (768,512)          767,708           (43,380)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   4,204,245        (8,479,163)        2,156,047        (5,183,742)        1,627,094          (819,426)

NET ASSETS AT BEGINNING
   OF PERIOD                   15,392,426        23,871,589         6,446,129        11,629,871         1,240,701         2,060,127
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $     19,596,671  $     15,392,426  $      8,602,176  $      6,446,129  $      2,867,795  $      1,240,701
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    1,168,484         1,157,814           379,214           412,160           146,063           149,783
         Units issued             111,873            92,989             8,986             7,351           133,933            40,506
         Units redeemed           (95,948)          (82,319)          (40,753)          (40,297)          (54,566)          (44,226)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             1,184,409         1,168,484           347,447           379,214           225,430           146,063
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                  T. Rowe Price                        The Universal                      The Universal
                                   International                       Institutional                      Institutional
                                   Series, Inc.                         Funds, Inc.                        Funds, Inc.
                                   Sub-Account                          Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                                                           Van Kampen's
                                  T. Rowe Price                         Van Kampen's                       UIF Emerging
                                   International                         UIF Capital                      Markets Equity
                                       Stock                           Growth Class I (w)                   Class I (x)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008              2009            2008 (ae)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         81,361  $         98,622  $         (2,706) $           (354) $              -  $              -
Net realized gains
   (losses)                      (619,248)          261,707           (23,923)           32,148             1,761              (786)
Change in unrealized
   gains (losses)               1,837,074        (3,350,420)          659,811          (935,451)           31,502            (6,085)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              1,299,187        (2,990,091)          633,182          (903,657)           33,263            (6,871)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          399,432           463,502           324,324           380,481            89,549            29,475
Benefit payments                  (15,425)           (4,514)           (1,777)           (4,646)                -                 -
Payments on termination          (208,074)         (590,991)         (131,795)         (122,608)           (1,369)             (117)
Loans - net                       (23,987)          (41,378)           (8,595)          (40,513)                -                 -
Records maintenance
   charge                        (245,481)         (302,433)         (182,663)         (205,497)          (20,531)           (3,631)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (643,118)          633,896           110,161          (236,685)           (2,292)            3,618
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (736,653)          158,082           109,655          (229,468)           65,357            29,345
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     562,534        (2,832,009)          742,837        (1,133,125)           98,620            22,474

NET ASSETS AT BEGINNING
   OF PERIOD                    3,100,080         5,932,089           912,672         2,045,797            22,474                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      3,662,614  $      3,100,080  $      1,655,509  $        912,672  $        121,094  $         22,474
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      345,604           339,245           113,479           129,464             4,878                 -
         Units issued              34,161           127,197            27,577            40,683            12,285             6,680
         Units redeemed          (111,820)         (120,838)          (15,639)          (56,668)           (1,688)           (1,802)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               267,945           345,604           125,417           113,479            15,475             4,878
                         ================  ================  ================  ================  ================  ================

(w)  Previously known as Van Kampen UIF Capital Growth
(x)  Previously known as Van Kampen UIF Emerging Markets Equity
(ae) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                  The Universal                        The Universal                       The Universal
                                  Institutional                        Institutional                       Institutional
                                   Funds, Inc.                          Funds, Inc.                         Funds, Inc.
                                   Sub-Account                          Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                       Van Kampen's                         Van Kampen's
                                  Van Kampen's                         UIF U.S. Mid                        UIF U.S. Real
                                 UIF High Yield                          Cap Value                             Estate
                                   Class I (y)                          Class I (z)                         Class I (aa)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008              2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         22,783  $         22,246  $         75,404  $         62,637  $         98,683  $        144,338
Net realized gains
   (losses)                       (14,494)          (12,753)       (1,036,756)        2,821,001          (535,437)        1,452,032
Change in unrealized
   gains (losses)                  75,101           (67,085)        3,401,232        (7,950,927)        1,350,440        (3,337,515)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                 83,390           (57,592)        2,439,880        (5,067,289)          913,686        (1,741,145)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           57,658            67,409           957,095         1,253,282         1,179,274         1,545,295
Benefit payments                   (2,336)                -           (19,139)         (447,490)          (12,492)           (2,111)
Payments on termination           (14,892)          (21,269)         (537,227)         (708,452)         (209,193)         (213,883)
Loans - net                        (2,156)           (9,343)          (73,732)         (118,079)          (32,273)          (48,535)
Records maintenance
   charge                         (36,098)          (38,913)         (674,752)         (804,718)         (621,649)         (782,740)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                   (2,575)          (26,927)         (594,047)         (360,350)         (250,501)          (62,710)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions               (399)          (29,043)         (941,802)       (1,185,807)           53,166           435,316
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      82,991           (86,635)        1,498,078        (6,253,096)          966,852        (1,305,829)

NET ASSETS AT BEGINNING
   OF PERIOD                      180,553           267,188         6,865,560        13,118,656         3,010,255         4,316,084
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        263,544  $        180,553  $      8,363,638  $      6,865,560  $      3,977,107  $      3,010,255
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       15,476            17,667           707,721           792,556           188,940           168,248
         Units issued               5,688             1,681            31,835           121,759            35,267            36,254
         Units redeemed            (5,265)           (3,872)         (118,745)         (206,594)          (29,727)          (15,562)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                15,899            15,476           620,811           707,721           194,480           188,940
                         ================  ================  ================  ================  ================  ================

(y)  Previously known as Van Kampen UIF High Yield
(z)  Previously known as Van Kampen UIF U.S. Mid Cap Value
(aa) Previously known as Van Kampen UIF U.S. Real Estate

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                       Van Eck                             Van Eck                            Van Eck
                                      Worldwide                           Worldwide                          Worldwide
                                      Insurance                           Insurance                          Insurance
                                        Trust                               Trust                              Trust
                                     Sub-Account                         Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                       Van Eck                                                                Van Eck
                                      Worldwide                            Van Eck                           Worldwide
                                      Emerging                         Worldwide Hard                      Multi-Manager
                                       Markets                             Assets                        Alternatives (ab)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008              2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $          3,741  $              -  $          6,157  $          8,057  $            655  $            124
Net realized gains
   (losses)                       (50,663)        1,004,119           (64,534)          408,288             4,056              (380)
Change in unrealized
   gains (losses)               1,946,145        (3,268,789)        1,255,008        (2,043,327)           24,266           (35,032)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              1,899,223        (2,264,670)        1,196,631        (1,626,982)           28,977           (35,288)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,069,628         1,442,223           913,598         1,124,522            66,513            93,938
Benefit payments                     (388)                -                 -                 -              (580)                -
Payments on termination          (167,156)         (112,886)         (225,638)         (150,471)          (10,560)           (8,080)
Loans - net                       (20,635)          (26,560)          (33,658)          (17,092)           (5,102)             (487)
Records maintenance
   charge                        (571,092)         (590,031)         (490,067)         (531,388)          (42,111)          (44,850)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (174,467)          (82,900)            1,967           146,891           (28,507)           99,344
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            135,890           629,846           166,202           572,462           (20,347)          139,865
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   2,035,113        (1,634,824)        1,362,833        (1,054,520)            8,630           104,577

NET ASSETS AT BEGINNING
   OF PERIOD                    1,527,041         3,161,865         1,968,665         3,023,185           236,664           132,087
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      3,562,154  $      1,527,041  $      3,331,498  $      1,968,665  $        245,294  $        236,664
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      134,324            97,960           105,438            87,234            24,210            11,742
         Units issued              33,606            48,828            26,407            33,135             4,961            17,162
         Units redeemed           (20,943)          (12,464)          (18,582)          (14,931)           (7,134)           (4,694)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               146,987           134,324           113,263           105,438            22,037            24,210
                         ================  ================  ================  ================  ================  ================

(ab) Previously known as Van Eck Worldwide Absolute Return

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                   Van Kampen Life                    Van Kampen Life                     Van Kampen Life
                                     Investment                         Investment                           Investment
                                        Trust                              Trust                          Trust (Class II)
                                     Sub-Account                        Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                                                                                           LIT Growth and
                                                                      LIT Growth and                           Income
                                   LIT Government                         Income                             (Class II)
                         ----------------------------------  ----------------------------------  ----------------------------------
                               2009              2008              2009              2008               2009             2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         52,368  $         24,220  $        103,158  $         57,038  $        138,793  $         90,674
Net realized gains
   (losses)                        (5,477)            6,596           (80,594)           72,367          (402,804)           25,244
Change in unrealized
   gains (losses)                 (40,476)           (9,505)          565,973        (1,176,569)        1,117,464        (2,333,807)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations                  6,415            21,311           588,537        (1,047,164)          853,453        (2,217,889)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          363,205           312,619           850,398         1,055,400           374,926           501,106
Benefit payments                   (2,224)             (128)           (1,954)           (2,594)          (33,960)                -
Payments on termination           (37,663)          (22,529)         (227,982)         (190,217)         (291,695)         (440,969)
Loans - net                        (1,827)           (2,376)          (22,598)          (43,956)           37,855           (41,725)
Records maintenance
   charge                        (196,663)         (146,606)         (466,384)         (533,789)         (329,381)         (410,222)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                 (218,246)          (35,372)          (50,016)          (35,986)         (186,102)         (148,130)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            (93,418)          105,608            81,464           248,858          (428,357)         (539,940)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     (87,003)          126,919           670,001          (798,306)          425,096        (2,757,829)

NET ASSETS AT BEGINNING
   OF PERIOD                      816,270           689,351         2,308,058         3,106,364         4,312,836         7,070,665
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        729,267  $        816,270  $      2,978,059  $      2,308,058  $      4,737,932  $      4,312,836
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       67,166            57,748           166,876           152,547           414,125           459,237
         Units issued              23,795            37,841            25,028            26,077            33,186            39,517
         Units redeemed           (31,368)          (28,423)          (16,740)          (11,748)          (79,467)          (84,629)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                59,593            67,166           175,164           166,876           367,844           414,125
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                  Van Kampen Life
                                    Investment
                                       Trust                             Wells Fargo                        Wells Fargo
                                    (Class II)                         Variable Trust                      Variable Trust
                                    Sub-Account                          Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------
                                    LIT Mid Cap                        Wells Fargo VT                      Wells Fargo VT
                                      Growth                              Advantage                          Advantage
                                    (Class II)                            Discovery                         Opportunity
                         ----------------------------------  ----------------------------------  ----------------------------------
                                2009             2008              2009              2008              2009              2008
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)                $         (2,969) $         (3,501) $              -  $              -  $              -  $        123,056
Net realized gains
   (losses)                      (158,697)          524,350           (49,588)          386,822          (469,067)        1,250,800
Change in unrealized
   gains (losses)               1,292,769        (1,698,960)        1,136,949        (2,852,944)        2,472,924        (4,355,202)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets
   from operations              1,131,103        (1,178,111)        1,087,361        (2,466,122)        2,003,857        (2,981,346)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
   IN NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          537,923           631,216           450,099           551,929           680,719           856,517
Benefit payments                   (2,753)           (3,886)           (2,464)           (1,423)                -            (3,621)
Payments on termination          (130,170)         (131,202)         (254,214)         (241,670)         (254,992)         (444,628)
Loans - net                       (18,112)          (37,556)          (28,529)          (48,940)          (45,735)         (123,596)
Records maintenance
   charge                        (326,292)         (308,824)         (307,957)         (377,463)         (498,722)         (547,043)
Transfers among the
   sub-accounts
   and with the Fixed
   Account - net                  815,124          (518,449)         (105,585)       (1,241,586)         (155,954)         (284,750)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            875,720          (368,701)         (248,650)       (1,359,153)         (274,684)         (547,121)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                   2,006,823        (1,546,812)          838,711        (3,825,275)        1,729,173        (3,528,467)

NET ASSETS AT BEGINNING
   OF PERIOD                    1,328,062         2,874,874         2,847,628         6,672,903         4,377,166         7,905,633
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      3,334,885  $      1,328,062  $      3,686,339  $      2,847,628  $      6,106,339  $      4,377,166
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      163,084           188,267           314,977           410,704           548,109           593,007
         Units issued             171,247            80,231            15,136            36,809            41,483            28,221
         Units redeemed           (72,562)         (105,414)          (39,496)         (132,536)          (72,023)          (73,119)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               261,769           163,084           290,617           314,977           517,569           548,109
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), which is a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit issues six life insurance policies, the Investor's Select, the Consultant, the Consultant SL, the Consultant Protector, the Consultant Accumulator, and the Total Accumulator (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. The Investor's Select and Consultant are closed to new policyholders but continue to accept deposits from existing policyholders. Absent any Policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS         DWS VARIABLE SERIES I
        AIM V. I.  Basic Value               DWS VIP Bond
        AIM V. I.  Capital Appreciation      DWS VIP Global Opportunities
        AIM V. I.  Core Equity               DWS VIP Growth and Income
        AIM V. I.  Mid Cap Core Equity       DWS VIP International
     THE ALGER AMERICAN FUND              DWS VARIABLE SERIES II
        Alger Balanced Class I-2             DWS VIP Balanced A
           (Previously known as Alger     FEDERATED INSURANCE SERIES
           American Balanced)                Federated Capital Income
        Alger Capital Appreciation              Fund II
           Class I-2                         Federated Funds for U.S.
           (Previously known as Alger           Government Securities II
           Capital Appreciation)             Federated High Income Bond
        Alger Income and Growth                 Fund II
           Class I-2                      FIDELITY VARIABLE INSURANCE
           (Previously known as Alger        PRODUCTS FUND
           Income & Growth)                  VIP Asset Manager
        Alger Large Cap Growth               VIP Contrafund
           Class I-2                         VIP Equity-Income
           (Previously known as Alger        VIP Growth
           Large Cap Growth)                 VIP Growth & Income
        Alger MidCap Growth Class I-2        VIP High Income
           (Previously known as Alger        VIP Index 500
           MidCap Growth)                    VIP Index 500 - Service Class
        Alger SmallCap Growth Class I-2      VIP Investment Grade Bond
           (Previously known as Alger        VIP Mid Cap
           SmallCap Growth)                  VIP Money Market
     ALLIANCEBERNSTEIN                       VIP Overseas
        VPS Growth and Income Class A        VIP Real Estate
        VPS International Growth             VIP Value Strategies
           Class A                        FRANKLIN TEMPLETON INVESTMENTS
        VPS International Value Class A      VIP Global Asset Allocation
        VPS Small Cap Growth Class A         VIP Global Communications
        VPS Small/Mid Cap Value Class A         Securities
        VPS Wealth Appreciation                 (For period beginning
           Strategy Class A                     January 1, 2009, and ended
     DWS INVESTMENTS VARIABLE INSURANCE         April 24, 2009)
        TRUST                                VIP Global Income Securities
        DWS VIP Equity 500 Index A
        DWS VIP Small Cap Index A

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     FRANKLIN TEMPLETON INVESTMENTS       LAZARD RETIREMENT SERIES, INC.
        (CONTINUED)                          Emerging Markets Equity
        VIP High Income Securities        LEGG MASON PARTNERS VARIABLE
        VIP Income Securities                PORTFOLIOS I, INC.
        VIP Mutual Global Discovery          Legg Mason ClearBridge Variable
           Securities                           Investors Class I
           (Previously known as VIP             (Previously known as Legg
           Mutual Discovery Securities)         Mason Variable Investors
        VIP Mutual Shares Securities            Portfolio I)
        VIP Small Cap Value Securities       Legg Mason ClearBridge Variable
        VIP Small-Mid Cap Growth                Value Class I
           Securities                           (Previously known as Legg
        VIP Strategic Income Securities         Mason Variable Fundamental
        VIP U.S. Government                     Value)
     IBBOTSON                                Legg Mason Western Assets
        Aggressive Growth ETF Asset             Variable Global High Yield
           Allocation                           Bond
        Balanced ETF Asset Allocation           (Previously known as Legg
        Conservative ETF Asset                  Mason Variable Global High
           Allocation                           Yield Bond II)
        Growth ETF Asset Allocation       MFS VARIABLE INSURANCE TRUST
        Income & Growth ETF Asset            MFS Growth
           Allocation                        MFS High Income Series
     JANUS ASPEN SERIES                      MFS Investors Growth Stock
        Balanced                                Series
        Enterprise (Previously known as      MFS Investors Trust Series
           Mid Cap Growth)                   MFS New Discovery Series
        Flexible Bond                        MFS Research Series
        Forty Portfolio                      MFS Total Return Series
        Global Life Sciences                 MFS Utilities Series
        Global Technology                    MFS Value Series
        Janus Portfolio (Previously       MFS VARIABLE INSURANCE TRUST
           known as Large Cap Growth)        (SERVICE CLASS)
        Mid Cap Value                        MFS New Discovery Series
           Overseas (Previously known as        (Service Class)
           International Growth)          OPPENHEIMER VARIABLE ACCOUNT FUNDS
        Research Core Portfolio              Oppenheimer Balanced
           (previously known as              Oppenheimer Core Bond
           Fundamental Equity)               Oppenheimer Global Securities
        Worldwide Portfolio (Previously      Oppenheimer Main Street Small
           known as Worldwide Growth)           Cap Growth
     JANUS ASPEN SERIES (SERVICE SHARES)     Oppenheimer MidCap Fund
        Balanced (Service Shares)            Oppenheimer Strategic Bond
        Overseas (Service Shares)            Oppenheimer Value
           (On May 1, 2008 Foreign        OPPENHEIMER VARIABLE ACCOUNT FUNDS
           Stock (Service Shares)            (SERVICE CLASS ("SC"))
           merged into Janus Aspen           Oppenheimer Global Securities
           Series International                 (SC)
           Growth - Service Shares)          Oppenheimer Main Street Small
           (Previously known as                 Cap Growth (SC)
           International Growth           PANORAMA SERIES FUND, INC.
           (Service Shares))                 Oppenheimer International
        Mid Cap Value (Service Shares)          Growth
        Risk-Managed Core                 PANORAMA SERIES FUND, INC.
           (Service Shares)                  (SERVICE CLASS ("SC"))
        Small Company Value                  Oppenheimer International
           (Service Shares)                     Growth (SC)
           (For the period beginning      PIMCO ADVISORS VARIABLE INSURANCE
           January 1, 2009, and ended        TRUST
           April 30, 2009)                   OpCap Balanced
        Worldwide (Service Shares)              (For period beginning
           (Previously known as                 January 1, 2009, and ended
           Worldwide Growth                     April 24, 2009)
           (Service Shares)                  OpCap Renaissance
        Foreign Stock (Service Shares)          (For period beginning
           (On May 1, 2008 Foreign              January 1, 2008, and ended
           Stock (Service Shares)               January 18, 2008)
           merged into Janus Aspen           Premier VIT NACM Small Cap
           Series International                 Class I
           Growth - Service Shares)             (Previously known as NACM
           (For the period beginning            Small Cap)
           January 1, 2008, and ended     PIMCO VARIABLE INSURANCE TRUST
           May 1, 2008)                      Foreign Bond
                                             Money Market

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PIMCO VARIABLE INSURANCE TRUST       THE UNIVERSAL INSTITUTIONAL
        (CONTINUED)                          FUNDS, INC. (CONTINUED)
        PIMCO Real Return                    Van Kampen's UIF High Yield
        PIMCO Total Return                      Class I
     PUTNAM VARIABLE TRUST                      (Previously known as Van
        VT International Growth and             Kampen UIF High Yield)
           Income                            Van Kampen's UIF U.S. Mid Cap
     PUTNAM VARIABLE TRUST (CLASS IA)           Value Class I
        VT High Yield (Class IA)                (Previously known as Van
        VT International Growth and             Kampen UIF U.S. Mid Cap
           Income (Class IA)                    Value)
     RYDEX VARIABLE TRUST                    Van Kampen's UIF U.S. Real
        Rydex VT All-Cap Opportunity            Estate Class I
           Fund                                 (Previously known as Van
           (Previously known as Rydex           Kampen UIF U.S. Real Estate)
           Sector Rotation)               VAN ECK WORLDWIDE INSURANCE TRUST
     T. ROWE PRICE EQUITY SERIES, INC.       Van Eck Worldwide Emerging
        T. Rowe Price Blue Chip Growth          Markets
        T. Rowe Price Equity Income          Van Eck Worldwide Hard Assets
        T. Rowe Price Mid-Cap Growth         Van Eck Worldwide Multi-Manager
        T. Rowe Price New America Growth        Alternatives Fund
     T. ROWE PRICE INTERNATIONAL             Van Eck Worldwide Absolute
        SERIES, INC.                            Return
        T. Rowe Price International             (Previously known as Van Eck
           Stock                                Worldwide Absolute Return)
     THE UNIVERSAL INSTITUTIONAL          VAN KAMPEN LIFE INVESTMENT TRUST
        FUNDS, INC.                          LIT Government
        Van Kampen's UIF Capital Growth      LIT Growth and Income
           Class I                        VAN KAMPEN LIFE INVESTMENT TRUST
           (Previously known as Van          (CLASS II)
           Kampen UIF Capital Growth)        LIT Growth and Income (Class II)
        Van Kampen's UIF Emerging            LIT Mid Cap Growth (Class II)
           Markets Equity Class I         WELLS FARGO VARIABLE TRUST
           (Previously known as Van          Wells Fargo VT Advantage
           Kampen UIF Emerging Markets          Discovery
           Equity)                           Wells Fargo VT Advantage
                                                Opportunity

     The net assets are affected by the investment results of each mutual fund, transactions by policyholders and certain contract expenses (see Note 4). The accompanying financial statements include only policyholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

     A policyholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolio may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS -Dividends declared by the Funds are recognized on the ex-dividend date.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

     The Account had no liability for unrecognized tax benefits at December 31, 2009. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements accompanying notes. Actual results could differ from those estimates.

3.   FAIR VALUE OF ASSETS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes market transaction data for the same or similar instruments.

     The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value on a recurring basis include investments that are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

     Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

     Level 2: Assets whose values are based on the following:

              (a)  Quoted prices for similar assets in active markets;

              (b) Quoted prices for identical or similar assets in markets that are not active; or

              (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

     Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

     All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   EXPENSES

     SURRENDER CHARGE- In the event the policy is surrendered, a withdrawal charge may be imposed. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. This charge is assessed if the Policy is surrendered during a specified time, which ranges from 9 to 12 years depending upon the Policy, and varies based upon several variables including the policyholder's age and Account value at the time of surrender. These amounts are included in payments on terminations.

     MONTHLY DEDUCTIONS- On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

                                                                                                           MORTALITY AND EXPENSE
                               COST OF       ADMINISTRATIVE EXPENSE CHARGE                             RISK CHARGE (AS A % OF TOTAL
                              INSURANCE    (PER $1,000 INITIAL FACE AMOUNT)         POLICY FEE          MONTHLY SUB-ACCOUNT VALUE)
     INVESTOR'S SELECT          Varies    Years 1 - 12 .20% of policy value;          $5.00           Annual rate 0.70%
                                          0% thereafter (deducted annually)                           (deducted daily)

     CONSULTANT SL              Varies    Years 1 - 7                                 $7.50           Years 1 - 14
                                          $1.44;                                                      0.72%; 0.36% thereafter
                                          $0 thereafter

     CONSULTANT                 Varies    N/A                                         $7.50           Years 1 - 14 0.72%;
                                                                                                      0.36% thereafter

     CONSULTANT PROTECTOR       Varies    Annual rate                          Year 1 $16.50; $6.25   Annual rate years 1 - 14
                                          Years 1 - 20 0.3504%;                     thereafter        0.55%;0.15% thereafter
                                          0.1992% thereafter

     CONSULTANT ACCUMULATOR     Varies    Minimum $0.25                               $7.50           Annual rate years 1-10 0.55%;
                                          Maximum $2.50                                                0.15% thereafter

     TOTAL ACCUMULATOR          Varies    $0.09 per $1,000 on the first               $10.00          Monthly rate years 1-10 0.05%;
                                          $100,000                                                    0.01 % thereafter

     COST OF INSURANCE- On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and account value. The cost of insurance is recognized as redemption of units.

     ADMINISTRATIVE EXPENSE CHARGE- Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured persons' risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units.

     POLICY FEE- On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units.

     MORTALITY AND EXPENSE RISK CHARGE- The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for Investor's Select is recognized as a reduction in the accumulated unit value, while the mortality and expense risk for Consultant, Consultant SL, Consultant Protector, Consultant Accumulator and Total Accumulator is recognized as redemption of units.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS

The cost of investments purchased during the year ended December 31, 2009 were as follows:

                                                                                               Purchases
                                                                                              -----------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Value                                                                      $ 1,236,108
   AIM V. I. Capital Appreciation                                                                 221,822
   AIM V. I. Core Equity                                                                           90,189
   AIM V. I. Mid Cap Core Equity                                                                  395,829

Investments in the Alger American Fund The Sub-Accounts:
   Alger Balanced Class I-2 (a)                                                                    25,554
   Alger Capital Appreciation Class I-2 (b)                                                       993,604
   Alger Income & Growth Class I-2 (c)                                                            301,392
   Alger Large Cap Growth Class I-2 (d)                                                           579,515
   Alger MidCap Growth Class I-2 (e)                                                            1,894,695
   Alger SmallCap Growth Class I-2 (f)                                                            680,125

Investments in the AllianceBernstein Sub-Accounts:
   VPS Growth & Income Class A                                                                     21,716
   VPS International Growth Class A                                                                39,355
   VPS International Value Class A                                                                 26,863
   VPS Small Cap Growth Class A                                                                    25,967
   VPS Small/Mid Cap Value Class A                                                                 14,153
   VPS Wealth Appreciation Strategy Class A (g)                                                    12,596

Investments in the DWS Investments Variable Insurance Trust Sub-Accounts:
   DWS VIP Equity 500 Index A                                                                     233,768
   DWS VIP Small Cap Index A                                                                      123,497

Investments in the DWS Variable Series I Sub-Accounts:
   DWS VIP Bond                                                                                 1,140,522
   DWS VIP Global Opportunities                                                                   291,040
   DWS VIP Growth and Income                                                                       89,140
   DWS VIP International                                                                          344,619

Investments in the DWS Variable Series II Sub-Accounts:
   DWS VIP Balanced A                                                                             282,614

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Capital Income Fund II                                                               382,473
   Federated Fund for U.S. Government Securities II                                             1,595,724
   Federated High Income Bond Fund II                                                           2,220,681

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
   VIP Asset Manager                                                                              614,942

(a)  Previously known as Alger American Balanced
(b)  Previously known as Alger Capital Appreciation
(c)  Previously known as Alger Income & Growth
(d)  Previously known as Alger Large Cap Growth
(e)  Previously known as Alger MidCap Growth
(f)  Previously known as Alger SmallCap Growth
(g)  For period beginning January 1, 2009, and ended September 25, 2009

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               Purchases
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts (continued):
   VIP Contrafund                                                                             $ 3,068,083
   VIP Equity-Income                                                                            1,678,379
   VIP Growth                                                                                   1,309,661
   VIP Growth & Income                                                                             33,890
   VIP High Income                                                                                 22,420
   VIP Index 500                                                                                3,641,685
   VIP Index 500 Service Class                                                                    257,604
   VIP Investment Grade Bond                                                                    1,041,149
   VIP Mid Cap                                                                                    145,734
   VIP Money Market                                                                            14,081,227
   VIP Overseas                                                                                 1,555,850
   VIP Real Estate                                                                                 33,992
   VIP Value Strategies                                                                            18,193

Investments in the Franklin Templeton Investments Sub-Accounts:
   VIP Global Asset Allocation                                                                     55,046
   VIP Global Communications Securitites (h)                                                        1,685
   VIP Global Income Securitites                                                                  130,299
   VIP High Income Securitites                                                                     23,437
   VIP Income Securitites                                                                          26,914
   VIP Mutual Global Discovery Securities (i)                                                      42,817
   VIP Mutual Shares Securitites                                                                   20,891
   VIP Small Cap Value Securities                                                                  50,333
   VIP Small-Mid Cap Growth Securitites                                                            27,580
   VIP Strategic Income Securitites                                                                16,147
   VIP U.S. Government                                                                             29,650

Investments in the Ibbotson Sub-Accounts:
   Aggressive Growth ETF Asset Allocation                                                         549,242
   Balanced ETF Asset Allocation                                                                  794,488
   Conservative ETF Asset Allocation                                                              249,546
   Growth ETF Asset Allocation                                                                  1,193,218
   Income & Growth ETF Asset Allocation                                                           161,117

Investments in the Janus Aspen Series Sub-Accounts:
   Balanced                                                                                     3,516,284
   Enterprise (j)                                                                                 578,939
   Flexible Bond                                                                                1,620,280
   Forty Portfolio                                                                                734,076

(h)  For period beginning January 1, 2009, and ended April 24, 2009
(i)  Previously known as Mutual Discovery Securities
(j)  Previously known as Mid Cap Growth

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               Purchases
                                                                                              -----------
Investments in the Janus Aspen Series Sub-Accounts (continued):
   Global Life Sciences                                                                       $    12,271
   Global Technology                                                                               20,768
   Overseas (k)                                                                                   131,289
   Janus Portfolio (l)                                                                            796,569
   Mid Cap Value                                                                                   27,985
   Research Core Portfolio (m)                                                                      5,622
   Worldwide Portfolio (n)                                                                      1,228,703

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Balanced (Service Shares)                                                                      703,177
   Mid Cap Value (Service Shares)                                                                 461,817
   Overseas (Service Shares) (o)                                                                2,449,485
   Risk-Managed Core (Service Shares)                                                              98,879
   Small Company Value (Service Shares) (p)                                                        69,305
   Worldwide (Service Shares) (q)                                                                  73,956

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity                                                                        205,015

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Class I (r)                                          172,095
   Legg Mason ClearBridge Variable Value Class I (s)                                              131,935
   Legg Mason Western Asset Variable Global High Yield Bond (t)                                   360,916

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth Series                                                                              185,278
   MFS High Income Series                                                                         173,432
   MFS Investors Growth Stock Series                                                               84,178
   MFS Investors Trust Series                                                                     260,866
   MFS New Discovery Series                                                                     1,211,795
   MFS New Discovery Series (Service Class)                                                       515,175
   MFS Research Series                                                                            170,388
   MFS Total Return Series                                                                        802,032
   MFS Utilities Series                                                                           309,093
   MFS Value Series                                                                               194,615

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced                                                                            18,955
   Oppenheimer Core Bond                                                                           13,232

(k)  Previously known as International Growth
(l)  Previously known as Large Cap Growth
(m)  Previously known as Fundamental Equity
(n)  Previously known as Worldwide Growth
(o)  Previously known as International Growth (Service Shares)
(p)  For period beginning January 1, 2009, and ended April 30, 2009
(q)  Previously known as Worldwide Growth (Service Shares)
(r)  Previously known as Legg Mason Variable Investors Portfolio I
(s)  Previously known as Legg Mason Variable Fundamental Value
(t)  Previously known as Legg Mason Partners Variable Global High Yield Bond II

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               Purchases
                                                                                              -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts (continued):
   Oppenheimer Global Securities                                                              $    66,432
   Oppenheimer Global Securities (SC)                                                             857,056
   Oppenheimer Main Street Small Cap Growth                                                       633,116
   Oppenheimer MidCap Fund                                                                        183,098
   Oppenheimer Strategic Bond                                                                      11,726
   Oppenheimer Value                                                                               27,371

Investments in the Oppenheimer Variable Account Funds (Service Class ("SC")) Sub-Accounts:
   Oppenheimer Main Street Small Cap Growth (SC)                                                  877,508

Investments in the Panorama Series Fund, Inc. Sub-Accounts:
   Oppenheimer International Growth                                                               147,723

Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Accounts:
   Oppenheimer International Growth (SC)                                                          303,948

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
   OpCap Balanced (h)                                                                             106,111
   Premier VIT NACM Small Cap Class I (u)                                                         317,467

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond                                                                                 1,844,500
   Money Market                                                                                 1,630,149
   PIMCO Real Return                                                                              931,593
   PIMCO Total Return                                                                           6,804,074

Investments in the Putnam Variable Trust Sub-Accounts:
   VT International Growth and Income                                                             302,534

Investments in the Putnam Variable Trust (Class IA) Sub-Accounts:
   VT High Yield (Class IA)                                                                       169,946
   VT International Growth and Income (Class IA)                                                  159,709

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex VT All-Cap Opportunity Fund (v)                                                          115,335

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
   T. Rowe Price Blue Chip Growth                                                                 327,307

(h)  For period beginning January 1, 2009, and ended April 24, 2009
(u)  Previously known as NACM Small Cap
(v)  Previously known as Rydex Sector Rotation

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               Purchases
                                                                                              -----------
Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts (continued):
   T. Rowe Price Equity Income                                                                $ 1,775,689
   T. Rowe Price International Stock                                                              450,043
   T. Rowe Price Mid-Cap Growth                                                                   178,668
   T. Rowe Price New America Growth                                                             1,389,431

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen's UIF Capital Growth Class I (w)                                                    306,971
   Van Kampen's UIF Emerging Markets Equity Class I (x)                                            76,731
   Van Kampen's UIF High Yield Class I (y)                                                         97,470
   Van Kampen's UIF U.S. Mid Cap Value Class I (z)                                                527,494
   Van Kampen's UIF U.S. Real Estate Class I (aa)                                                 602,436

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
   Van Eck Worldwide Emerging Markets                                                             713,297
   Van Eck Worldwide Hard Assets                                                                  647,987
   Van Eck Worldwide Multi-Manager Alternatives Fund (ab)                                          67,238

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Government                                                                                 347,337
   LIT Growth and Income                                                                          429,782

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Growth and Income (Class II)                                                               591,484
   LIT Mid Cap Growth (Class II)                                                                1,762,795

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo VT Advantage Discovery                                                             150,381
   Wells Fargo VT Advantage Opportunity                                                           386,061
                                                                                              -----------
                                                                                              $87,795,183
                                                                                              ===========

(w)  Previously known as Van Kampen UIF Capital Growth
(x)  Previously known as Van Kampen UIF Emerging Markets Equity
(y)  Previously known as Van Kampen UIF High Yield
(z)  Previously known as Van Kampen UIF U.S. Mid Cap Value
(aa) Previously known as Van Kampen UIF U.S. Real Estate
(ab) Previously known as Van Eck Worldwide Absolute Return

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

     A summary of units outstanding, accumulation Unit Values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-account is presented below for each of the five years in the period ended December 31, 2009.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

     * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.

     ** EXPENSE RATIO - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

     *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   Investor's Select Policies
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   AIM Variable Insurance Funds
   Sub-Accounts:
      AIM V. I. Basic Value
         2009                                                     46  $       9.10  $      421           1.78%    0.70%     46.97%
         2008                                                     32          6.19         196           0.96     0.70     -52.10
         2007                                                     52         12.93         670           0.62     0.70       0.83
         2006                                                     63         12.82         810           0.39     0.70      12.42
         2005                                                    113         11.40       1,293           0.09     0.70       5.00

Investments in the
   DWS Variable Series I
   Sub-Accounts:
      DWS VIP Bond
         2009                                                     91         16.96       1,537           8.04     0.70       9.30
         2008                                                     97         15.52       1,501           5.84     0.70     -17.35
         2007                                                    106         18.78       1,993           5.12     0.70       3.45
         2006                                                    105         18.15       1,910           3.73     0.70       3.99
         2005                                                    114         17.46       1,987           3.51     0.70       1.89

Investments in the
   DWS Variable Series II
   Sub-Accounts:
      DWS VIP Balanced A
         2009                                                     32         10.73         341           3.63     0.70      22.57
         2008                                                     34          8.75         297           4.11     0.70     -27.84
         2007                                                     39         12.13         478           3.20     0.70       4.11
         2006                                                     43         11.65         496           2.48     0.70       9.48
         2005 (ak)                                                41         10.64         440           0.00     0.70       6.41

Investments in the
   Federated Insurance Series
   Sub-Accounts:
      Federated Capital Income Fund II
         2009                                                     69         18.12       1,249           5.85     0.70      27.38
         2008                                                     79         14.23       1,130           5.75     0.70     -20.94
         2007                                                     99         17.99       1,779           4.82     0.70       3.31
         2006                                                    114         17.42       1,993           5.85     0.70      14.84
         2005                                                     99         15.17       1,500           6.05     0.70       5.54

      Federated Fund for U.S. Government Securities II
         2009                                                    116         20.47       2,365           5.04     0.70       4.48
         2008                                                    135         19.60       2,651           4.86     0.70       3.55
         2007                                                    115         18.92       2,169           4.46     0.70       5.54
         2006                                                    124         17.93       2,217           4.05     0.70       3.41
         2005                                                    150         17.34       2,596           3.90     0.70       1.32

(ak) For period beginning April 29, 2005 and ended December 31, 2005

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               Investor's Select Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Federated Insurance Series
   Sub-Accounts (continued):
      Federated High Income Bond Fund II
         2009                                                    120  $      23.82  $    2,855          10.87%    0.70%     51.78%
         2008                                                    124         15.69       1,941          10.21     0.70     -26.51
         2007                                                    149         21.35       3,177           7.41     0.70       2.70
         2006                                                    204         20.79       4,240           8.01     0.70      10.03
         2005                                                    195         18.89       3,688           8.30     0.70       1.94

Investments in the
   Fidelity Variable Insurance Products Fund
   Sub-Accounts:
      VIP Asset Manager
         2009                                                    223         21.14       4,712           2.30     0.70      28.21
         2008                                                    254         16.49       4,183           2.89     0.70     -29.22
         2007                                                    269         23.30       6,285           6.01     0.70      14.69
         2006                                                    285         20.31       5,789           2.63     0.70       6.57
         2005                                                    301         19.06       5,734           2.63     0.70       3.32

      VIP Contrafund
         2009                                                    660         27.07      17,857           1.36     0.70      34.76
         2008                                                    729         20.09      14,646           1.04     0.70     -42.92
         2007                                                    809         35.19      28,498           0.96     0.70      16.77
         2006                                                    938         30.13      28,266           1.30     0.70      10.94
         2005                                                    973         27.16      26,418           0.26     0.70      16.12

      VIP Equity-Income
         2009                                                    573         26.30      15,070           2.19     0.70      29.30
         2008                                                    649         20.34      13,204           2.60     0.70     -43.05
         2007                                                    724         35.72      25,858           1.86     0.70       0.82
         2006                                                    800         35.43      28,360           3.27     0.70      19.36
         2005                                                    856         29.68      25,396           1.57     0.70       5.13

      VIP Growth
         2009                                                    610         22.21      13,559           0.43     0.70      27.39
         2008                                                    673         17.44      11,735           0.83     0.70     -47.54
         2007                                                    768         33.24      25,524           0.80     0.70      26.07
         2006                                                    800         26.36      21,094           0.39     0.70       6.11
         2005                                                    933         24.85      23,180           0.47     0.70       5.06

      VIP Index 500
         2009                                                    111         11.25       1,246           2.48     0.70      25.72
         2008                                                    129          8.94       1,151           2.31     0.70     -37.44
         2007                                                    136         14.30       1,935           3.68     0.70       4.70
         2006                                                    129         13.66       1,772           1.61     0.70      14.92
         2005                                                    156         11.88       1,856           1.63     0.70       4.09

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               Investor's Select Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
      VIP Money Market
         2009                                                    508  $      16.48  $    8,382           0.70%    0.70%      0.02%
         2008                                                    567         16.48       9,337           3.00     0.70       2.31
         2007                                                    434         16.11       6,998           5.66     0.70       4.48
         2006                                                    399         15.42       6,155           5.25     0.70       4.15
         2005                                                    500         14.80       7,396           3.00     0.70       2.32

      VIP Overseas
         2009                                                    301         18.43       5,550           2.08     0.70      25.65
         2008                                                    335         14.67       4,921           2.70     0.70     -44.20
         2007                                                    401         26.29      10,538           3.36     0.70      16.49
         2006                                                    476         22.57      10,756           0.83     0.70      17.26
         2005                                                    510         19.25       9,806           0.56     0.70      18.22

Investments in the
   Ibbotson Fund
   Sub-Accounts:
      Aggressive Growth ETF Assets Allocation
         2009                                                      1         12.90          12           0.67     0.70      29.02

      Balanced ETF Assets Allocation
         2009                                                      9         12.04         112           1.35     0.70      20.44

      Conservative ETF Assets Allocation
         2009                                                      4         10.90          48           1.13     0.70       8.96

      Income and Growth ETF Assets Allocation
         2009                                                      1         11.46           6           1.79     0.70      14.55

Investments in the
   Janus Aspen Series
   Sub-Accounts:
      Balanced
         2009                                                    326         39.80      12,968           2.95     0.70      25.01
         2008                                                    339         31.84      10,793           2.77     0.70     -16.43
         2007                                                    365         38.10      13,890           2.59     0.70       9.76
         2006                                                    382         34.71      13,244           2.13     0.70       9.95
         2005                                                    407         31.57      12,853           2.26     0.70       7.20

      Flexible Bond
         2009                                                     77         27.99       2,165           4.30     0.70      12.43
         2008                                                     78         24.90       1,954           4.66     0.70       5.28
         2007                                                     83         23.65       1,965           4.42     0.70       6.29
         2006                                                     99         22.25       2,214           4.89     0.70       3.49
         2005                                                     93         21.50       2,001           5.52     0.70       1.29

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               Investor's Select Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series
   Sub-Accounts (continued):
      Forty Portfolio
         2009                                                     44  $      15.27  $      664           0.04%    0.70%     45.31%
         2008                                                     57         10.51         597           0.15     0.70     -44.54
         2007                                                     58         18.94       1,099           0.36     0.70      36.03
         2006                                                     40         13.92         565           0.40     0.70       8.58
         2005                                                     20         12.82         260           0.24     0.70      12.06

      Janus Portfolio (l)
         2009                                                    521         23.62      12,302           0.52     0.70      35.40
         2008                                                    573         17.44       9,999           0.76     0.70     -40.14
         2007                                                    649         29.14      18,909           0.73     0.70      14.28
         2006                                                    684         25.49      17,444           0.48     0.70      10.60
         2005                                                    745         23.05      17,164           0.33     0.70       3.56

      Enterprise (j)
         2009                                                    434         30.21      13,125           0.00     0.70      43.82
         2008                                                    490         21.00      10,290           0.27     0.70     -44.11
         2007                                                    545         37.58      20,485           0.22     0.70      21.18
         2006                                                    610         31.01      18,906           0.00     0.70      12.82
         2005                                                    622         27.49      17,091           0.00     0.70      11.53

      Worldwide Portfolio (n)
         2009                                                    530         24.53      12,996           1.39     0.70      36.74
         2008                                                    566         17.94      10,153           1.23     0.70     -45.05
         2007                                                    626         32.65      20,410           0.78     0.70       8.86
         2006                                                    678         29.99      20,340           1.70     0.70      17.38
         2005                                                    760         25.55      19,431           1.33     0.70       5.13

Investments in the
   Janus Aspen Series (Service Shares)
   Sub-Accounts:
      Foreign Stock (Service Shares)
         2008 (ad) (af)                                            -           N/A           -           2.89     0.70      -5.68
         2007                                                    236         17.59       4,149           1.58     0.70      17.43
         2006                                                    213         14.98       3,184           1.62     0.70      17.24
         2005                                                    222         12.78       2,842           0.92     0.70       5.50

      Overseas (Service Shares) (o)
         2009                                                    252          8.38       2,112           0.46     0.70      77.95
         2008 (ae) (af)                                          309          4.71       1,453           8.35     0.70     -52.93

(j)  Previously known as Mid Cap Growth
(l)  Previously known as Large Cap Growth
(n)  Previously known as Worldwide Growth
(o)  Previously known as International Growth (Service Shares)
(ae) For period beginning May 1, 2008 and ended December 31, 2008
(ad) For period beginning January 1, 2008 and ended May 1, 2008
(af) On May 1, 2008 Foreign Stock (Service Shares) merged into Janus Aspen Series International Growth (Service Shares)

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               Investor's Select Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Legg Mason Partners Variable Portfolios I, Inc.
   Sub-Accounts:
      Legg Mason ClearBridge Variable Investors Class I (r)
         2009                                                     27  $      11.14  $      305           1.83%    0.70%     23.63%
         2008                                                     31          9.01         276           1.40     0.70     -36.07
         2007                                                     36         14.09         509           1.38     0.70       3.17
         2006                                                     25         13.66         350           1.78     0.70      17.44
         2005                                                     16         11.63         187           1.04     0.70       5.79

Investments in the
   MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
      MFS New Discovery  Series (Service Class)
         2009                                                     54         12.11         653           0.00     0.70      61.79
         2008                                                     37          7.48         273           0.00     0.70     -39.94
         2007                                                     40         12.46         499           0.00     0.70       1.53
         2006                                                     46         12.27         560           1.75     0.70      12.14
         2005                                                     46         10.94         507           0.00     0.70       4.30

Investments in the
   Oppenheimer Variable Account Funds (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer Main Street  Small Cap Growth (SC)
         2009                                                    184         13.57       2,503           0.61     0.70      35.93
         2008                                                    215          9.98       2,147           0.29     0.70     -38.44
         2007                                                    248         16.22       4,017           0.16     0.70      -2.08
         2006                                                    275         16.56       4,555           0.02     0.70      13.86
         2005                                                    259         14.55       3,771           0.00     0.70       8.95

Investments in the
   Panorama Series Fund, Inc. (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer International Growth (SC)
         2009                                                    144         15.26       2,204           1.13     0.70      38.09
         2008                                                    152         11.05       1,680           0.82     0.70     -43.47
         2007                                                    206         19.54       4,032           0.63     0.70      12.20
         2006                                                    180         17.42       3,133           0.30     0.70      28.35
         2005                                                    132         13.57       1,788           0.95     0.70      14.15

(r)  Previously known as Legg Mason Variable Investors Portfolio I

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               Investor's Select Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      Premier VIT NACM Small Cap Class I (u)
         2009                                                    122  $       9.75  $    1,188           0.05%    0.70%     14.77%
         2008                                                    142          8.49       1,209           0.00     0.70     -42.04
         2007                                                    166         14.65       2,433           0.00     0.70      -0.13
         2006                                                    185         14.67       2,714           0.00     0.70      23.22
         2005                                                    161         11.91       1,915           0.00     0.70      -0.64

      OpCap Balanced
         2009 (h)                                                  -           N/A           -           4.35     0.70      -3.31
         2008                                                     48          7.90         377           2.47     0.70     -31.66
         2007                                                     41         11.56         476           1.34     0.70      -5.11
         2006                                                     38         12.18         462           0.78     0.70      10.03
         2005                                                     51         11.07         567           0.28     0.70       2.02

Investments in the
   PIMCO Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
         2009                                                     86         13.70       1,178           3.14     0.70      14.83
         2008                                                     99         11.93       1,185           3.29     0.70      -3.07
         2007                                                     99         12.31       1,221           3.32     0.70       2.91
         2006                                                    119         11.96       1,425           3.30     0.70       1.48
         2005                                                    122         11.78       1,435           3.02     0.70       4.42

      PIMCO Total Return
         2009                                                    300         15.38       4,611           5.29     0.70      13.29
         2008                                                    287         13.57       3,894           4.59     0.70       4.07
         2007                                                    289         13.04       3,771           4.90     0.70       8.00
         2006                                                    327         12.08       3,947           4.40     0.70       3.13
         2005                                                    287         11.71       3,366           3.74     0.70       1.73

Investments in the
   Putnam Variable Trust
   Sub-Accounts:
      VT International Growth and Income
         2009                                                     72         13.82         999           0.00     0.70      25.31
         2008                                                     97         11.03       1,073           1.91     0.70     -46.40
         2007                                                    135         20.58       2,775           1.59     0.70       6.26
         2006                                                    118         19.37       2,275           0.91     0.70      26.34
         2005                                                     80         15.33       1,226           0.93     0.70      13.31

(h)  For period beginning January 1, 2009, and ended April 24, 2009
(u)  Previously known as NACM Small Cap

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               Investor's Select Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Universal Institutional Funds, Inc
   Sub-Accounts:
      Van Kampen's UIF Capital Growth Class I  (w)
         2009                                                     42  $      12.92  $      544           0.00%    0.70%     64.40%
         2008                                                     31          7.86         247           0.19     0.70     -49.54
         2007                                                     56         15.57         865           0.00     0.70      21.05
         2006                                                     40         12.86         516           0.00     0.70       3.38
         2005                                                     53         12.44         661           0.62     0.70      14.90

      Van Kampen's UIF U.S. Mid Cap Value Class I (z)
         2009                                                    198         13.12       2,598           1.20     0.70      38.24
         2008                                                    233          9.49       2,215           0.87     0.70     -41.70
         2007                                                    289         16.28       4,702           0.70     0.70       7.09
         2006                                                    300         15.21       4,558           1.05     0.70      19.86
         2005                                                    299         12.69       3,790           0.29     0.70      11.53

Investments in the
   Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:
      LIT Growth and Income (Class II)
         2009                                                    151         12.47       1,887           3.32     0.70      23.24
         2008                                                    164         10.12       1,662           1.88     0.70     -32.68
         2007                                                    188         15.04       2,823           1.59     0.70       1.80
         2006                                                    283         14.77       4,179           0.81     0.70      15.17
         2005                                                    208         12.82       2,664           0.77     0.70       8.95

      LIT Mid Cap Growth (Class II)
         2009                                                     44         12.32         537           0.00     0.70      55.28
         2008                                                     35          7.94         278           0.00     0.70     -47.21
         2007                                                     74         15.03       1,110           0.00     0.70      16.78
         2006                                                     39         12.87         503           0.00     0.70       4.19
         2005                                                     71         12.35         880           0.00     0.70      10.34

(w)  Previously known as Van Kampen UIF Capital Growth
(z)  Previously known as Van Kampen UIF U.S. Mid Cap Value

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator, and Protector Policies
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   AIM Variable Insurance Funds
   Sub-Accounts:
      AIM V. I.  Basic Value
         2009                                                    472  $       9.47  $    4,471           1.78%    0.00%     48.00%
         2008                                                    429          6.40       2,745           0.96     0.00     -51.77
         2007                                                    413         13.26       5,484           0.62     0.00       1.54
         2006                                                    392         13.06       5,117           0.39     0.00      13.20
         2005                                                    370         11.54       4,269           0.09     0.00       5.74

      AIM V. I.  Capital Appreciation
         2009                                                    108          9.84       1,061           0.67     0.00      21.08
         2008                                                     93          8.13         760           0.00     0.00     -42.49
         2007                                                     77         14.14       1,093           0.00     0.00      12.01
         2006                                                     63         12.62         799           0.09     0.00       6.30
         2005                                                     18         11.87         215           0.10     0.00       8.84

      AIM V. I.  Core Equity
         2009                                                     34         10.58         358           1.99     0.00      28.30
         2008                                                     27          8.24         225           2.59     0.00     -30.14
         2007                                                     21         11.80         248           1.48     0.00       8.12
         2006 (ai)                                                11         10.92         118           0.96     0.00       9.16

      AIM V. I.  Mid Cap Core Equity
         2009                                                    125         13.35       1,669           1.41     0.00      30.21
         2008                                                    108         10.25       1,108           1.95     0.00     -28.52
         2007                                                     85         14.34       1,224           0.26     0.00       9.55
         2006                                                     64         13.09         836           1.14     0.00      11.24
         2005                                                     40         11.77         468           0.76     0.00       7.62

Investments in the
   The Alger American Fund
   Sub-Accounts:
      Alger Capital Appreciation Class I-2 (b)
         2009                                                    604         21.08      12,726           0.00     0.00      51.10
         2008                                                    601         13.95       8,384           0.00     0.00     -45.13
         2007                                                    639         25.42      16,234           0.00     0.00      33.53
         2006                                                    578         19.04      11,010           0.00     0.00      19.26
         2005                                                    585         15.96       9,340           0.00     0.00      14.45

      Alger Income and Growth Class I-2 (c)
         2009                                                    344         13.39       4,604           2.40     0.00      32.17
         2008                                                    352         10.13       3,569           2.21     0.00     -39.47
         2007                                                    379         16.73       6,344           0.78     0.00      10.13
         2006                                                    395         15.19       5,997           1.20     0.00       9.31
         2005                                                    400         13.90       5,559           1.05     0.00       3.44

(b)  Previously known as Alger Capital Appreciation
(c)  Previously known as Alger Income and Growth
(ai) For period beginning April 28, 2006 and ended December 31, 2006

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   The Alger American Fund
   Sub-Accounts (continued):
      Alger Large Cap Growth Class I-2 (d)
         2009                                                    698  $      12.92  $    9,023           0.63%    0.00%     47.57%
         2008                                                    703          8.75       6,156           0.23     0.00     -46.15
         2007                                                    707         16.26      11,500           0.35     0.00      19.94
         2006                                                    734         13.55       9,954           0.12     0.00       5.15
         2005                                                    673         12.89       8,680           0.22     0.00      12.03

      Alger MidCap Growth Class I-2 (e)
         2009                                                  1,030         18.55      19,108           0.00     0.00      51.70
         2008                                                    987         12.23      12,065           0.16     0.00     -58.36
         2007                                                  1,029         29.37      30,222           0.00     0.00      31.56
         2006                                                    994         22.32      22,191           0.00     0.00      10.14
         2005                                                    972         20.27      19,692           0.00     0.00       9.82

      Alger SmallCap Growth Class I-2 (f)
         2009                                                    412         13.08       5,384           0.00     0.00      45.51
         2008                                                    435          8.99       3,912           0.00     0.00     -46.60
         2007                                                    459         16.84       7,724           0.00     0.00      17.24
         2006                                                    486         14.36       6,975           0.00     0.00      20.02
         2005                                                    538         11.97       6,435           0.00     0.00      16.88

Investments in the
   DWS Investments Variable Insurance Trust
   Sub-Accounts:
      DWS VIP Equity 500 Index A
         2009                                                    119         15.19       1,801           2.50     0.00      26.32
         2008                                                    123         12.02       1,479           2.54     0.00     -37.15
         2007                                                    121         19.13       2,322           1.50     0.00       5.30
         2006                                                    115         18.16       2,080           1.16     0.00      15.52
         2005                                                    100         15.72       1,571           1.59     0.00       4.68

      DWS VIP Small Cap Index A
         2009                                                     34         18.48         631           1.47     0.00      26.57
         2008                                                     38         14.60         561           1.65     0.00     -34.12
         2007                                                     38         22.16         844           0.88     0.00      -1.90
         2006                                                     35         22.59         785           0.62     0.00      17.49
         2005                                                     30         19.23         569           0.59     0.00       4.26

(d)  Previously known as Alger Large Cap Growth
(e)  Previously known as Alger MidCap Growth
(f)  Previously known as Alger SmallCap Growth

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   DWS Variable Series I
   Sub-Accounts:
      DWS VIP Bond
         2009                                                    303  $      14.49  $    4,384           8.04%    0.00%     10.07%
         2008                                                    313         13.16       4,123           5.84     0.00     -16.77
         2007                                                    347         15.81       5,490           5.12     0.00       4.18
         2006                                                    421         15.18       6,392           3.73     0.00       4.72
         2005                                                    402         14.50       5,831           3.51     0.00       2.60

      DWS VIP Global Opportunities
         2009                                                    201         22.09       4,445           1.65     0.00      48.20
         2008                                                    222         14.91       3,316           0.29     0.00     -49.96
         2007                                                    232         29.79       6,922           1.33     0.00       9.33
         2006                                                    230         27.25       6,277           1.17     0.00      22.08
         2005                                                    223         22.32       4,971           0.58     0.00      18.19

      DWS VIP Growth and Income
         2009                                                    131         10.56       1,381           1.99     0.00      34.15
         2008                                                    139          7.88       1,092           2.24     0.00     -38.31
         2007                                                    176         12.77       2,249           1.22     0.00       1.36
         2006                                                    178         12.60       2,248           0.93     0.00      13.63
         2005                                                    177         11.08       1,967           1.27     0.00       6.07

      DWS VIP International
         2009                                                    178         12.29       2,186           4.14     0.00      33.52
         2008                                                    184          9.20       1,693           1.35     0.00     -48.21
         2007                                                    218         17.77       3,876           2.43     0.00      14.59
         2006                                                    191         15.51       2,969           1.74     0.00      25.91
         2005                                                    185         12.32       2,282           1.82     0.00      16.17

Investments in the
   DWS Variable Series II
   Sub-Accounts:
      DWS VIP Balanced A
         2009                                                    269         11.08       2,987           3.63     0.00      23.43
         2008                                                    282          8.98       2,533           4.11     0.00     -27.33
         2007                                                    302         12.36       3,727           3.20     0.00       4.84
         2006                                                    300         11.79       3,536           2.48     0.00      10.24
         2005 (ak)                                               301         10.69       3,220           0.00     0.00       6.91

(ak) For period beginning April 29, 2005 and ended December 31, 2005

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Federated Insurance Series
   Sub-Accounts:
      Federated Capital Income Fund II
         2009                                                    127  $      11.77  $    1,495           5.85%    0.00%     28.28%
         2008                                                    127          9.18       1,167           5.75     0.00     -20.38
         2007                                                    149         11.53       1,718           4.82     0.00       4.04
         2006                                                    156         11.08       1,726           5.85     0.00      15.64
         2005                                                    149          9.58       1,425           6.05     0.00       6.28

      Federated Fund for U.S. Government Securities II
         2009                                                    346         17.45       6,044           5.04     0.00       5.21
         2008                                                    382         16.58       6,342           4.86     0.00       4.28
         2007                                                    383         15.90       6,083           4.46     0.00       6.29
         2006                                                    379         14.96       5,669           4.05     0.00       4.14
         2005                                                    385         14.37       5,529           3.90     0.00       2.03

      Federated High Income Bond Fund II
         2009                                                    289         17.00       4,906          10.87     0.00      52.85
         2008                                                    295         11.12       3,281          10.21     0.00     -25.99
         2007                                                    330         15.03       4,952           7.41     0.00       3.43
         2006                                                    351         14.53       5,100           8.01     0.00      10.80
         2005                                                    333         13.11       4,362           8.30     0.00       2.66

Investments in the
   Fidelity Variable Insurance Products
   Sub-Accounts:
      VIP Asset Manager
         2009                                                    225         14.98       3,377           2.30     0.00      29.11
         2008                                                    243         11.60       2,822           2.89     0.00     -28.72
         2007                                                    219         16.27       3,558           6.01     0.00      15.50
         2006                                                    222         14.09       3,124           2.63     0.00       7.32
         2005                                                    213         13.13       2,796           2.63     0.00       4.04

      VIP Contrafund
         2009                                                  1,932         18.89      36,500           1.36     0.00      35.71
         2008                                                  1,962         13.92      27,313           1.04     0.00     -42.51
         2007                                                  1,932         24.21      46,855           0.96     0.00      17.59
         2006                                                  1,847         20.59      38,024           1.30     0.00      11.72
         2005                                                  1,691         18.43      31,165           0.26     0.00      16.94

      VIP Equity-Income
         2009                                                    998         13.88      13,850           2.19     0.00      30.21
         2008                                                  1,014         10.66      10,814           2.60     0.00     -42.65
         2007                                                    990         18.59      18,408           1.86     0.00       1.53
         2006                                                    961         18.31      17,592           3.27     0.00      20.19
         2005                                                    814         15.24      12,402           1.57     0.00       5.87

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
      VIP Growth
         2009                                                  1,547  $      10.99  $   16,994           0.43%    0.00%     28.29%
         2008                                                  1,644          8.56      14,078           0.83     0.00     -47.17
         2007                                                  1,777         16.21      28,798           0.80     0.00      26.96
         2006                                                  1,706         12.77      21,785           0.39     0.00       6.85
         2005                                                  1,697         11.95      20,274           0.47     0.00       5.80

      VIP Index 500
         2009                                                  2,819         12.36      34,837           2.48     0.00      26.61
         2008                                                  2,805          9.76      27,377           2.31     0.00     -37.00
         2007                                                  2,803         15.49      43,426           3.68     0.00       5.44
         2006                                                  2,789         14.69      40,969           1.61     0.00      15.73
         2005                                                  2,636         12.69      33,460           1.63     0.00       4.82

      VIP Investment Grade Bond
         2009                                                    281         13.51       3,801           8.81     0.00      15.72
         2008                                                    254         11.67       2,960           4.12     0.00      -3.25
         2007                                                    215         12.06       2,590           3.65     0.00       4.35
         2006                                                    157         11.56       1,818           3.24     0.00       4.35
         2005                                                    100         11.08       1,107           2.74     0.00       2.19

      VIP Money Market
         2009                                                  1,752         14.57      25,517           0.70     0.00       0.72
         2008                                                  1,640         14.46      23,724           3.00     0.00       3.02
         2007                                                  1,192         14.04      16,734           5.66     0.00       5.22
         2006                                                  1,120         13.34      14,941           5.25     0.00       4.88
         2005                                                  1,062         12.72      13,512           3.00     0.00       3.04

      VIP Overseas
         2009                                                    687         14.61      10,032           2.08     0.00      26.53
         2008                                                    677         11.54       7,814           2.70     0.00     -43.80
         2007                                                    658         20.54      13,526           3.36     0.00      17.31
         2006                                                    654         17.51      11,448           0.83     0.00      18.08
         2005                                                    562         14.83       8,338           0.56     0.00      19.05

Investments in the
   Ibbotson Fund
   Sub-Accounts:
      Aggressive Growth ETF Assets Allocation
         2009                                                      6         12.96          84           0.67     0.00      29.62

      Balanced ETF Assets Allocation
         2009                                                     11         12.10         136           1.35     0.00      21.01

      Conservative ETF Assets Allocation
         2009                                                     15         10.95         162           1.13     0.00       9.47

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Ibbotson Fund
   Sub-Accounts (continued):
      Growth ETF Assets Allocation
         2009                                                      7  $      12.68  $       95           1.09%    0.00%     26.77%

      Income and Growth ETF Assets Allocation
         2009                                                      7         11.51          83           1.79     0.00      15.09

Investments in the
   Janus Aspen Series
   Sub-Accounts:
      Balanced
         2009                                                    787         22.47      17,693           2.95     0.00      25.89
         2008                                                    827         17.85      14,759           2.77     0.00     -15.84
         2007                                                    877         21.21      18,598           2.59     0.00      10.54
         2006                                                    902         19.19      17,313           2.13     0.00      10.72
         2005                                                    928         17.33      16,079           2.26     0.00       7.95

      Flexible Bond
         2009                                                    256         20.00       5,113           4.30     0.00      13.22
         2008                                                    281         17.66       4,969           4.66     0.00       6.02
         2007                                                    287         16.66       4,782           4.42     0.00       7.04
         2006                                                    333         15.56       5,179           4.89     0.00       4.22
         2005                                                    326         14.93       4,868           5.52     0.00       2.00

      Forty Portfolio
         2009                                                    136         15.88       2,163           0.04     0.00      46.33
         2008                                                    122         10.85       1,324           0.15     0.00     -44.15
         2007                                                     93         19.43       1,803           0.36     0.00      36.99
         2006                                                     59         14.19         834           0.40     0.00       9.35
         2005                                                     43         12.97         555           0.24     0.00      12.85

      Janus Portfolio (l)
         2009                                                  1,095         12.26      13,431           0.52     0.00      36.35
         2008                                                  1,158          8.99      10,412           0.76     0.00     -39.72
         2007                                                  1,210         14.92      18,056           0.73     0.00      15.09
         2006                                                  1,259         12.96      16,320           0.48     0.00      11.38
         2005                                                  1,283         11.64      14,935           0.33     0.00       4.29

      Enterprise (j)
         2009                                                    970         17.12      16,594           0.00     0.00      44.83
         2008                                                  1,085         11.82      12,819           0.27     0.00     -43.72
         2007                                                  1,123         21.00      23,573           0.22     0.00      22.04
         2006                                                  1,196         17.21      20,581           0.00     0.00      13.61
         2005                                                  1,254         15.15      18,994           0.00     0.00      12.31

(j)  Previously known as Mid Cap Growth
(l)  Previously known as Large Cap Growth

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series
   Sub-Accounts (continued):
      Worldwide Portfolio (n)
         2009                                                  1,046  $      11.68  $   12,222           1.39%    0.00%     37.70%
         2008                                                  1,105          8.48       9,373           1.23     0.00     -44.66
         2007                                                  1,176         15.33      18,033           0.78     0.00       9.63
         2006                                                  1,232         13.98      17,226           1.70     0.00      18.20
         2005                                                  1,285         11.83      15,204           1.33     0.00       5.87

Investments in the
   Janus Aspen Series (Service Shares)
   Sub-Accounts:
      Balanced (Service Shares)
         2009                                                    229         17.46       3,994           2.76     0.00      25.58
         2008                                                    212         13.90       2,942           2.61     0.00     -16.06
         2007                                                    190         16.56       3,139           2.46     0.00      10.29
         2006                                                    148         15.02       2,229           2.09     0.00      10.41
         2005                                                    103         13.60       1,401           2.36     0.00       7.66

      Foreign Stock (Service Shares)
         2008 (ad) (af)                                            -           N/A           -           2.89     0.00      -5.46
         2007                                                    254         18.31       4,650           1.58     0.00      18.25
         2006                                                    138         15.48       2,141           1.62     0.00      18.06
         2005                                                    114         13.11       1,497           0.92     0.00       6.24

      Overseas (Service Shares) (o)
         2009                                                    516          8.43       4,352           0.46     0.00      79.07
         2008 (ae) (af)                                          483          4.71       2,271           8.35     0.00     -52.93

      Mid Cap Value (Service Shares)
         2009                                                    163         14.87       2,420           0.35     0.00      32.92
         2008                                                    147         11.18       1,646           3.73     0.00     -27.90
         2007                                                    124         15.51       1,926           3.26     0.00       7.17
         2006                                                     93         14.47       1,341           2.72     0.00      15.06
         2005                                                     48         12.58         602           5.80     0.00      10.00

      Risk-Managed Core (Service Shares)
         2009                                                     50         11.70         582           1.16     0.00      22.55
         2008                                                     45          9.54         432           0.77     0.00     -36.24
         2007                                                     39         14.97         591           0.53     0.00       6.13
         2006                                                     31         14.10         431           0.15     0.00      10.77
         2005                                                     14         12.73         183          10.70     0.00      10.91

(n)  Previously known as Worldwide Growth
(o)  Previously known as International Growth (Service Shares)
(ad) For period beginning January 1, 2008 and ended May 1, 2008
(ae) For period beginning May 1, 2008 and ended December 31, 2008
(af) On May 1, 2008 Foreign Stock (Service Shares) merged into Janus Aspen Series International Growth (Service Shares)

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series (Service Shares)
   Sub-Accounts (continued):
      Small Company Value (Service Shares)
         2009 (p)                                                  -           N/A  $        -           0.00%    0.00%     -4.80%
         2008                                                    104          8.12         846           0.00     0.00     -35.92
         2007                                                     72         12.67         912           1.05     0.00      -6.11
         2006                                                     37         13.50         505           0.00     0.00      21.87
         2005 (ak)                                                 6         11.07          65           0.00     0.00      10.74

      Worldwide (Service Shares) (q)
         2009                                                     40         14.52         579           1.15     0.00      37.40
         2008                                                     47         10.57         492           1.06     0.00     -44.81
         2007                                                     45         19.15         853           0.60     0.00       9.36
         2006                                                     46         17.51         807           1.62     0.00      17.94
         2005                                                     42         14.84         627           1.27     0.00       5.57

Investments in the
   Lazard Retirement Series Inc.
   Sub-Accounts:
      Emerging Markets Equity
         2009                                                     35         44.91       1,570           2.87     0.00      69.85
         2008                                                     36         26.44         946           2.69     0.00     -48.72
         2007                                                     32         51.57       1,660           1.28     0.00      33.30
         2006                                                     26         38.68       1,000           0.52     0.00      29.95
         2005                                                     16         29.77         482           0.25     0.00      40.78

Investments in the
   Legg Mason Partners Variable Portfolios I, Inc
   Sub-Accounts:
      Legg Mason ClearBridge Variable Value Class I (s)
         2009                                                    106          7.87         838           1.36     0.00      29.36
         2008                                                     99          6.09         602           1.94     0.00     -36.58
         2007 (ah)                                                91          9.60         873           2.49     0.00      -4.03

(q)  Previously known as Worldwide Growth (Service Shares)
(p)  For period beginning January 1, 2009 and ended April 30, 2009
(s)  Previously known as Legg Mason Variable Fundamental Value
(ah) For period beginning April 27, 2007 and ended December 31, 2007
(ak) For period beginning April 29, 2005 and ended December 31, 2005

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Legg Mason  Partners Variable Portfolios I, Inc
   Sub-Accounts (continued):
      Legg Mason ClearBridge Variable Investors Portfolio
         Class I (r)
         2009                                                     88  $      11.59  $    1,017           1.83%    0.00%     24.50%
         2008                                                     87          9.31         807           1.40     0.00     -35.62
         2007                                                     85         14.46       1,231           1.38     0.00       3.90
         2006                                                     80         13.92       1,111           1.78     0.00      18.26
         2005                                                     70         11.77         828           1.04     0.00       6.53

      Legg Mason Western Asset Variable Global High Yield
         Bond (t)
         2009                                                    124         13.65       1,699          11.07     0.00      55.55
         2008                                                    119          8.77       1,042          14.26     0.00     -30.82
         2007                                                     85         12.68       1,078           8.61     0.00      -0.07
         2006                                                     60         12.69         760           7.16     0.00      10.64
         2005                                                     39         11.47         443           8.98     0.00       3.81

Investments in the
   MFS Variable Insurance Trust
   Sub-Accounts:
      MFS Growth
         2009                                                    459         13.37       6,129           0.30     0.00      37.67
         2008                                                    486          9.71       4,718           0.24     0.00     -37.42
         2007                                                    533         15.51       8,261           0.00     0.00      21.17
         2006                                                    544         12.80       6,966           0.00     0.00       7.89
         2005                                                    538         11.87       6,379           0.00     0.00       9.19

      MFS High Income Series
         2009                                                     54         12.95         698           7.66     0.00      45.55
         2008                                                     52          8.90         460           9.81     0.00     -28.49
         2007                                                     43         12.45         540           6.85     0.00       1.77
         2006                                                     29         12.23         356           6.71     0.00      10.37
         2005                                                     13         11.08         139           4.31     0.00       2.16

      MFS Investors Growth Stock Series
         2009                                                     49         12.12         590           0.68     0.00      39.55
         2008                                                     44          8.69         379           0.61     0.00     -36.87
         2007                                                     35         13.76         477           0.26     0.00      11.36
         2006                                                     21         12.36         260           0.00     0.00       7.58
         2005                                                     12         11.49         134           0.33     0.00       4.49

      MFS Investors Trust Series
         2009                                                    326         12.30       4,014           1.59     0.00      26.90
         2008                                                    364          9.69       3,529           0.89     0.00     -33.08
         2007                                                    337         14.48       4,875           0.84     0.00      10.31
         2006                                                    351         13.13       4,607           0.48     0.00      12.99
         2005                                                    340         11.62       3,946           0.53     0.00       7.31

(r)  Previously known as Legg Mason Variable Investors Portfolio I
(t)  Previously known as Legg Mason Variable Global High Yield Bond II

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   MFS Variable Insurance Trust
   Sub-Accounts (continued):
      MFS New Discovery Series
         2009                                                    334  $      21.68  $    7,240           0.00%    0.00%     63.18%
         2008                                                    312         13.29       4,145           0.00     0.00     -39.33
         2007                                                    318         21.90       6,968           0.00     0.00       2.52
         2006                                                    320         21.36       6,836           1.75     0.00      13.22
         2005                                                    331         18.87       6,254           0.00     0.00       5.25

      MFS Research Series
         2009                                                    181         12.68       2,295           1.34     0.00      30.54
         2008                                                    182          9.72       1,765           0.53     0.00     -36.09
         2007                                                    201         15.20       3,052           0.70     0.00      13.20
         2006                                                    210         13.43       2,822           0.48     0.00      10.48
         2005                                                    216         12.15       2,626           0.53     0.00       7.80

      MFS Total Return Series
         2009                                                    594         17.29      10,264           3.47     0.00      18.03
         2008                                                    622         14.65       9,119           3.78     0.00     -22.13
         2007                                                  1,039         18.81      19,555           2.52     0.00       4.21
         2006                                                  1,020         18.05      18,415           2.23     0.00      11.89
         2005                                                  1,021         16.13      16,478           1.93     0.00       2.82

      MFS Utilities Series
         2009                                                     64         29.60       1,900           4.59     0.00      33.22
         2008                                                     61         22.22       1,352           1.48     0.00     -37.67
         2007                                                     56         35.65       2,004           0.78     0.00      27.90
         2006                                                     36         27.88       1,016           1.60     0.00      31.26
         2005                                                     25         21.24         527           0.54     0.00      16.84

      MFS Value Series
         2009                                                     95         13.03       1,239           1.23     0.00      22.71
         2008                                                     84         10.62         897           1.29     0.00     -32.58
         2007                                                     72         15.75       1,139           0.91     0.00       7.91
         2006                                                     43         14.60         635           0.94     0.00      20.84
         2005                                                     23         12.08         277           0.86     0.00       6.66

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Main Street Small Cap Growth
         2009                                                    278  $      19.49  $    5,424           0.82%    0.00%     37.20%
         2008                                                    255         14.21       3,623           0.52     0.00     -37.83
         2007                                                    215         22.85       4,910           0.30     0.00      -1.21
         2006                                                    156         23.13       3,617           0.13     0.00      15.00
         2005                                                    108         20.12       2,180           0.00     0.00       9.92

      Oppenheimer MidCap Fund
         2009                                                     96          8.76         843           0.00     0.00      32.61
         2008                                                     76          6.61         503           0.00     0.00     -49.07
         2007                                                     44         12.98         575           0.00     0.00       6.33
         2006                                                     25         12.20         309           0.00     0.00       2.96
         2005 (ak)                                                 4         11.85          50           0.00     0.00      18.53

Investments in the
   Oppenheimer Variable Account Funds (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer Global Securities (SC)
         2009                                                    408         13.86       5,650           1.78     0.00      39.35
         2008                                                    366          9.94       3,640           1.23     0.00     -40.33
         2007                                                    287         16.67       4,790           0.97     0.00       6.08
         2006                                                    179         15.71       2,810           0.65     0.00      17.36
         2005                                                     91         13.39       1,216           0.44     0.00      14.06

      Oppenheimer Main Street Small Cap Growth (SC)
         2009                                                    238         14.32       3,406           0.61     0.00      36.88
         2008                                                    256         10.46       2,673           0.29     0.00     -38.00
         2007                                                    267         16.87       4,497           0.16     0.00      -1.39
         2006                                                    251         17.11       4,301           0.02     0.00      14.66
         2005                                                    223         14.92       3,326           0.00     0.00       9.71

Investments in the
   Panorama Series Fund, Inc.
   Sub-Accounts:
      Oppenheimer International Growth
         2009                                                     33         27.34         913           1.36     0.00      39.24
         2008                                                     33         19.63         650           1.24     0.00     -42.64
         2007                                                     34         34.22       1,171           0.83     0.00      12.61
         2006                                                     25         30.39         769           0.49     0.00      30.78
         2005                                                     16         23.24         381           0.74     0.00      14.06

(ak) For period beginning April 29, 2005 and ended December 31, 2005

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      Premier VIT NACM Small Cap Class I (u)
         2009                                                    250  $      10.28  $    2,575           0.05%    0.00%     15.58%
         2008                                                    263          8.90       2,338           0.00     0.00     -41.63
         2007                                                    280         15.24       4,269           0.00     0.00       0.58
         2006                                                    391         15.16       5,920           0.00     0.00      24.08
         2005                                                    274         12.22       3,345           0.00     0.00       0.06

      OpCap Balanced
         2009 (h)                                                  -           N/A           -           4.35     0.00      -3.10
         2008                                                    132          8.16       1,080           2.47     0.00     -31.18
         2007                                                    128         11.86       1,521           1.34     0.00      -4.44
         2006                                                    110         12.41       1,360           0.78     0.00      10.80
         2005                                                     98         11.20       1,096           0.28     0.00       2.74

      OpCap Renaissance
         2008 (ac)                                                 -           N/A           -           1.47     0.00      -9.58
         2007                                                     26         13.06         341           0.78     0.00       6.32
         2006                                                     22         12.29         272           0.18     0.00      11.37
         2005                                                     15         11.03         169           0.00     0.00      -4.53

Investments in the
   PIMCO Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
         2009                                                    194         14.45       2,809           3.14     0.00      15.64
         2008                                                    210         12.50       2,624           3.29     0.00      -2.39
         2007                                                    163         12.80       2,087           3.32     0.00       3.63
         2006                                                    160         12.36       1,971           3.30     0.00       2.19
         2005                                                    140         12.09       1,692           3.02     0.00       5.15

      Money Market
         2009                                                    303         11.71       3,551           0.11     0.00       0.12
         2008                                                    269         11.70       3,142           2.31     0.00       2.25
         2007                                                    246         11.44       2,816           4.65     0.00       4.88
         2006                                                    220         10.91       2,399           4.88     0.00       4.62
         2005                                                    169         10.43       1,765           4.49     0.00       2.76

(h)  For period beginning January 1, 2009, and ended April 24, 2009
(u)  Previously known as NACM Small Cap
(ac) For period beginning January 1, 2008 and ended January 18, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   PIMCO Variable Insurance Trust
   Sub-Accounts (continued):
      PIMCO Real Return
         2009                                                    215  $      13.57  $    2,924           3.19%    0.00%     18.39%
         2008                                                    180         11.47       2,058           3.77     0.00      -7.04
         2007                                                    130         12.33       1,607           4.57     0.00      10.68
         2006                                                     90         11.14       1,008           4.53     0.00       0.71
         2005                                                     47         11.07         521           2.87     0.00       2.08

      PIMCO Total Return
         2009                                                    890         16.23      14,441           5.29     0.00      14.09
         2008                                                    725         14.22      10,315           4.59     0.00       4.80
         2007                                                    655         13.57       8,893           4.90     0.00       8.77
         2006                                                    647         12.48       8,077           4.40     0.00       3.86
         2005                                                    536         12.01       6,445           3.74     0.00       2.44

Investments in the
   Putnam Variable Trust
   Sub-Accounts:
      VT International Growth and Income
         2009                                                    226         14.59       3,296           0.00     0.00      26.19
         2008                                                    265         11.56       3,064           1.91     0.00     -46.02
         2007                                                    267         21.42       5,713           1.59     0.00       7.01
         2006                                                    217         20.01       4,348           0.91     0.00      27.22
         2005                                                    109         15.73       1,710           0.93     0.00      14.10

Investments in the
   Putnam Variable Trust (Class IA)
   Sub-Accounts:
      VT High Yield (Class IA)
         2009                                                     41         18.03         741          10.20     0.00      50.31
         2008                                                     42         11.99         498          10.29     0.00     -26.01
         2007                                                     44         16.21         720           7.77     0.00       3.31
         2006                                                     38         15.69         597           6.49     0.00      10.60
         2005                                                     26         14.19         364           7.45     0.00       3.47

      VT International Growth and Income (Class IA)
         2009                                                     62         19.50       1,203           0.00     0.00      26.39
         2008                                                     57         15.43         876           2.17     0.00     -45.85
         2007                                                     52         28.49       1,492           1.80     0.00       7.29
         2006                                                     39         26.56       1,043           0.94     0.00      27.63
         2005                                                     19         20.81         399           0.77     0.00      14.33

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Rydex Variable Trust
   Sub-Accounts:
      Rydex VT All-Cap Opportunity Fund (v)
         2009                                                     35  $      17.76  $      624           0.09%    0.00%     27.29%
         2008                                                     35         13.95         492           0.00     0.00     -40.73
         2007                                                     28         23.54         669           0.00     0.00      22.75
         2006                                                     22         19.18         421           0.00     0.00      11.39
         2005                                                     14         17.22         234           0.00     0.00      13.71

Investments in the
   T. Rowe Price Equity Series, Inc.
   Sub-Accounts:
      T. Rowe Price Blue Chip Growth
         2009                                                    190         11.68       2,215           0.00     0.00      42.18
         2008                                                    168          8.21       1,382           0.12     0.00     -42.51
         2007                                                    132         14.29       1,886           0.50     0.00      12.74
         2006                                                    101         12.67       1,274           0.38     0.00       9.67
         2005                                                     54         11.56         627           0.16     0.00       5.94

      T. Rowe Price Equity Income
         2009                                                  1,184         16.55      19,597           1.91     0.00      25.60
         2008                                                  1,168         13.17      15,392           2.48     0.00     -36.11
         2007                                                  1,158         20.62      23,872           1.76     0.00       3.26
         2006                                                  1,158         19.97      23,113           1.57     0.00      18.97
         2005                                                    984         16.78      16,516           1.59     0.00       3.92

      T. Rowe Price Mid-Cap Growth
         2009                                                    347         24.76       8,602           0.00     0.00      45.65
         2008                                                    379         17.00       6,446           0.00     0.00     -39.76
         2007                                                    412         28.22      11,630           0.22     0.00      17.52
         2006                                                    478         24.01      11,475           0.00     0.00       6.64
         2005                                                    489         22.52      11,005           0.00     0.00      14.74

      T. Rowe Price New America Growth
         2009                                                    225         12.72       2,868           0.00     0.00      49.76
         2008                                                    146          8.49       1,241           0.00     0.00     -38.24
         2007                                                    150         13.75       2,060           0.00     0.00      13.78
         2006                                                    154         12.09       1,860           0.05     0.00       7.33
         2005                                                    151         11.26       1,704           0.00     0.00       4.47

(v)  Previously known as Rydex Sector Rotation

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   T. Rowe Price International Series, Inc.
   Sub-Accounts:
      T. Rowe Price International Stock
         2009                                                    268  $      13.67  $    3,663           2.41%    0.00%     52.39%
         2008                                                    346          8.97       3,100           2.18     0.00     -48.70
         2007                                                    339         17.49       5,932           1.53     0.00      13.03
         2006                                                    305         15.47       4,726           1.23     0.00      19.09
         2005                                                    284         12.99       3,688           1.67     0.00      16.03

Investments in the
   The Universal Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen's UIF Capital Growth Class I (w)
         2009                                                     82         13.44       1,097           0.00     0.00      65.55
         2008                                                     82          8.12         665           0.19     0.00     -49.19
         2007                                                     74         15.98       1,181           0.00     0.00      21.91
         2006                                                     66         13.11         859           0.00     0.00       4.11
         2005                                                     50         12.59         630           0.62     0.00      15.71

      Van Kampen's UIF High Yield Class I (y)
         2009                                                     16         16.58         264          10.26     0.00      42.08
         2008                                                     15         11.67         181           9.94     0.00     -22.86
         2007                                                     18         15.12         267           8.84     0.00       4.01
         2006                                                     17         14.54         242           8.40     0.00       8.62
         2005                                                     15         13.39         204           7.46     0.00       1.06

      Van Kampen's UIF U.S. Mid Cap Value Class I (z)
         2009                                                    421         13.65       5,753           1.20     0.00      39.21
         2008                                                    474          9.81       4,646           0.87     0.00     -41.29
         2007                                                    504         16.71       8,417           0.70     0.00       7.84
         2006                                                    505         15.49       7,823           0.26     0.00      20.70
         2005                                                    529         12.83       6,785           0.29     0.00      12.31

      Van Kampen's UIF U.S. Real Estate Class I (aa)
         2009                                                    194         20.45       3,977           2.82     0.00      28.36
         2008                                                    189         15.93       3,010           3.94     0.00     -37.89
         2007                                                    168         25.65       4,316           1.17     0.00     -17.07
         2006                                                    151         30.93       4,675           1.05     0.00      38.04
         2005                                                    105         22.41       2,344           1.12     0.00      17.05

(w)  Previously known as Van Kampen UIF Capital Growth
(y)  Previously known as Van Kampen UIF High Yield
(z)  Previously known as Van Kampen UIF U.S. Mid Cap Value
(aa) Previously known as Van Kampen UIF U.S. Real Estate

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Van Eck Worldwide Insurance Trust
   Sub-Accounts:
      Van Eck Worldwide Multi-Manager Alternatives Fund (ab)
         2009                                                     22  $      11.13  $      245           0.27%    0.00%     13.87%
         2008                                                     24          9.78         237           0.07     0.00     -13.10
         2007                                                     12         11.25         132           0.55     0.00       4.05
         2006                                                      7         10.81          78           0.00     0.00       8.65
         2005                                                      2          9.95          22           0.00     0.00       0.20

      Van Eck Worldwide Emerging Markets Equity
         2009                                                    147         24.23       3,562           0.15     0.00     113.17
         2008                                                    134         11.37       1,527           0.00     0.00     -64.78
         2007                                                     98         32.28       3,162           0.26     0.00      37.61
         2006                                                     51         23.45       1,190           0.05     0.00      39.49
         2005                                                     21         16.81         351           0.30     0.00      32.00

      Van Eck Worldwide Hard Assets
         2009                                                    113         29.41       3,331           0.23     0.00      57.54
         2008                                                    105         18.67       1,969           0.32     0.00     -46.12
         2007                                                     87         34.66       3,023           0.10     0.00      45.36
         2006                                                     64         23.84       1,523           0.05     0.00      24.49
         2005                                                     36         19.15         688           0.13     0.00      51.67

Investments in the
   Van Kampen Life Investment Trust
   Sub-Accounts:
      LIT Government
         2009                                                     59         12.27         719           6.78     0.00       0.98
         2008                                                     67         12.15         816           3.22     0.00       1.81
         2007                                                     58         11.94         689           2.85     0.00       7.33
         2006                                                     25         11.12         274           4.50     0.00       3.34
         2005                                                     10         10.76         113           2.72     0.00       3.54

      LIT Growth and Income
         2009                                                    171         17.21       2,940           3.90     0.00      24.37
         2008                                                    167         13.84       2,306           2.11     0.00     -32.03
         2007                                                    153         20.36       3,106           1.49     0.00       2.80
         2006                                                    123         19.81       2,446           0.98     0.00      16.23
         2005                                                     90         17.04       1,531           0.94     0.00       9.99

(ab) Previously known as Van Eck Worldwide Absolute Return

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      Consultant, Consultant SL, Accumulator, and Protector
                                                                                      Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:
      LIT Growth and Income (Class II)
         2009                                                    217  $      13.16  $    2,851           3.32%    0.00%     24.11%
         2008                                                    250         10.61       2,651           1.88     0.00     -32.21
         2007                                                    271         15.65       4,248           1.59     0.00       2.52
         2006                                                    326         15.26       4,977           0.81     0.00      15.97
         2005                                                    235         13.16       3,090           0.77     0.00       9.72

      LIT Mid Cap Growth  (Class II)
         2009                                                    218         12.82       2,798           0.00     0.00      56.37
         2008                                                    128          8.20       1,050           0.00     0.00     -46.83
         2007                                                    114         15.42       1,764           0.00     0.00      17.60
         2006                                                    102         13.12       1,339           0.00     0.00       4.92
         2005                                                     75         12.50         937           0.00     0.00      11.11

Investments in the
   Wells Fargo Variable Trust
   Sub-Accounts:
      Wells Fargo VT Advantage Discovery
         2009                                                    291         12.68       3,686           0.00     0.00      40.30
         2008                                                    315          9.04       2,848           0.00     0.00     -44.36
         2007                                                    411         16.25       6,673           0.00     0.00      22.32
         2006                                                    418         13.28       5,552           0.00     0.00      14.64
         2005 (ak)                                               425         11.59       4,923           0.00     0.00      15.86

      Wells Fargo VT Advantage Opportunity
         2009                                                    518         11.80       6,106           0.00     0.00      47.74
         2008                                                    548          7.99       4,377           2.00     0.00     -40.10
         2007                                                    593         13.33       7,906           0.63     0.00       6.63
         2006                                                    668         12.50       8,347           0.00     0.00      12.22
         2005 (ak)                                               724         11.14       8,070           0.00     0.00      11.41

(ak) For period beginning April 29, 2005 and ended December 31, 2005

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                  Total Accumulator Policies
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   The Alger American Fund
   Sub-Accounts:
      Alger Balanced Class I-2 (a)
         2009                                                      3  $       9.19  $       27           1.43%    0.00%     29.25%
         2008 (ae)                                               < 1          7.11           1           0.00     0.00     -28.89

      Alger Capital Appreciation Class I-2 (b)
         2009                                                      8          9.23          73           0.00     0.00      51.10
         2008 (ae)                                                 1          6.11           8           0.00     0.00     -38.90

      Alger Large Cap Growth Class I-2 (d)
         2009                                                      6          8.60          49           0.63     0.00      47.57
         2008 (ae)                                                 1          5.83           5           0.23     0.00     -41.72

      Alger MidCap Growth Class I-2 (e)
         2009                                                     11          7.29          77           0.00     0.00      51.70
         2008 (ae)                                                 2          4.81          10           0.16     0.00     -51.92
Investments in the
   AllianceBernstein
   Sub-Accounts:
      VPS Growth and Income Class A
         2009                                                      4          7.79          28           3.88     0.00      20.82
         2008 (ae)                                                 1          6.44           6           0.00     0.00     -35.56

      VPS International Growth Class A
         2009                                                      8          7.35          59           4.28     0.00      39.58
         2008 (ae)                                                 2          5.26          12           0.00     0.00     -47.35

      VPS International Value Class A
         2009                                                      4          6.48          28           1.84     0.00      34.68
         2008 (ae)                                                 1          4.81           7           0.00     0.00     -51.89

      VPS Small Cap Growth Class A
         2009                                                      4          8.63          34           0.00     0.00      41.76
         2008 (ae)                                                 1          6.09           6           0.00     0.00     -39.09

      VPS Small/Mid Cap Value Class A
         2009                                                      2          8.95          18           0.47     0.00      42.86
         2008 (ae)                                               < 1          6.26           1           0.00     0.00     -37.37

      VPS Wealth Appreciation Strategy Class A
         2009 (g)                                                  -           N/A           -           4.49     0.00      25.43
         2008 (ae)                                                 1          5.95           3           0.00     0.00     -40.47

(a)  Previously known as Alger American Balanced
(b)  Previously known as Alger Capital Appreciation
(d)  Previously known as Alger Large Cap Growth
(e)  Previously known as Alger MidCap Growth
(g)  For period beginning January 1, 2009, and ended September 25, 2009
(ae) For period beginning May 1, 2008 and ended December 31, 2008


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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               Total Accumulator Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Fidelity Variable Insurance Products
   Sub-Accounts:
      VIP Contrafund
         2009                                                     39  $       8.21  $      318           1.36%    0.00%     35.71%
         2008 (ae)                                                 9          6.05          52           1.04     0.00     -39.47

      VIP Equity-Income
         2009                                                     10          7.66          79           2.19     0.00      30.21
         2008 (ae)                                                 2          5.88          10           2.60     0.00     -41.16

      VIP Growth
         2009                                                      6          7.35          45           0.43     0.00      28.29
         2008 (ae)                                                 1          5.73           6           0.83     0.00     -42.70

      VIP Growth & Income
         2009                                                      6          7.75          47           1.48     0.00      27.20
         2008 (ae)                                                 2          6.09          10           2.97     0.00     -39.10

      VIP High Income
         2009                                                      2         10.66          25          11.41     0.00      43.96
         2008 (ae)                                                 1          7.40           5          19.64     0.00     -25.97

      VIP Index 500 - Service Class
         2009                                                     38          8.25         317           3.24     0.00      26.48
         2008 (ae)                                                 6          6.52          38           3.77     0.00     -34.81

      VIP Investment Grade Bond
         2009                                                      8         11.10          85           8.81     0.00      15.72
         2008 (ae)                                                 2          9.59          14           4.12     0.00      -4.05

      VIP Mid Cap
         2009                                                     19          8.88         168           0.95     0.00      40.09
         2008 (ae)                                                 2          6.34          13           0.86     0.00     -36.58

      VIP Money Market
         2009                                                     48         10.25         488           0.70     0.00       0.72
         2008 (ae)                                                 3         10.18          34           3.00     0.00       1.77

      VIP Real Estate
         2009                                                      7          7.37          53           3.32     0.00      37.69
         2008 (ae)                                                 2          5.35          10           5.55     0.00     -46.51

      VIP Value Strategies
         2009                                                      3          8.14          23           0.84     0.00      57.59
         2008 (ae)                                               < 1          5.16           2           2.54     0.00     -48.35

(ae) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              Total Accumulator Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Franklin Templeton Investments Fund
   Sub-Accounts:
      VIP Global Asset Allocation
         2009                                                      7  $       9.28  $       66           5.16%    0.00%     22.21%
         2008 (ae)                                                 1          7.59           8           0.13     0.00     -24.09

      VIP Global Communications Securities
         2009 (h)                                                  -           N/A           -           0.47     0.00       7.55
         2008 (ae)                                               < 1          5.82           2           0.00     0.00     -41.77

      VIP Global Income Securities
         2009                                                     10         12.04         120           5.13     0.00      18.98
         2008 (ae)                                                 2         10.12          17           0.02     0.00       1.17

      VIP High Income Securities
         2009                                                      3         10.78          27           3.14     0.00      42.99
         2008 (ae)                                               < 1          7.54           3           0.41     0.00     -24.62

      VIP Income Securities
         2009                                                      4          9.50          40           6.28     0.00      35.88
         2008 (ae)                                                 1          6.99          10           3.80     0.00     -30.12

      VIP Mutual Global Discovery Securities (i)
         2009                                                      7          9.25          65           1.12     0.00      23.63
         2008 (ae)                                                 3          7.48          20           0.72     0.00     -25.18

      VIP Mutual Shares Securities
         2009                                                      4          8.38          37           1.96     0.00      26.35
         2008 (ae)                                                 2          6.63          16           3.21     0.00     -33.65

      VIP Small Cap Value Securities
         2009                                                      7          8.52          62           1.33     0.00      29.54
         2008 (ae)                                                 2          6.57          11           0.03     0.00     -34.27

      VIP Small-Mid Cap Growth Securities
         2009                                                      4          8.77          37           0.00     0.00      43.95
         2008 (ae)                                                 1          6.09           4           0.00     0.00     -39.06

(h)  For period beginning January 1, 2009, and ended April 24, 2009
(i)  Previously known as Mutual Discovery Securities
(ae) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              Total Accumulator Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Franklin Templeton Investments Fund
   Sub-Accounts (continued):
      VIP Strategic Income Securities
         2009                                                      2  $      10.94  $       18           6.41%    0.00%     26.11%
         2008 (ae)                                               < 1          8.67           3           0.17     0.00     -13.27

      VIP U.S. Government
         2009                                                      3         10.87          33           2.87     0.00       3.34
         2008 (ae)                                               < 1         10.52           5           0.14     0.00       5.22

Investments in the
   Ibbotson Fund
   Sub-Accounts:
      Aggressive Growth ETF Assets Allocation
         2009                                                     86          8.37         716           0.67     0.00      27.79
         2008 (ae)                                                28          6.55         186           0.73     0.00     -34.50

      Balanced ETF Assets Allocation
         2009                                                     73          9.18         667           1.35     0.00      19.74
         2008 (ae)                                                16          7.66         119           2.44     0.00     -23.37

      Conservative ETF Assets Allocation
         2009                                                      4         10.12          39           1.13     0.00       8.57
         2008 (ae)                                               < 1          9.32           4           1.66     0.00      -6.75

      Growth ETF Assets Allocation
         2009                                                    160          8.71       1,393           1.09     0.00      24.94
         2008 (ae)                                                29          6.97         202           0.18     0.00     -30.27

      Income and Growth ETF Assets Allocation
         2009                                                     10          9.67          94           1.79     0.00      13.72
         2008 (ae)                                                 3          8.50          25           7.62     0.00     -14.95

Investments in the
   Janus Aspen Series
   Sub-Accounts:
      Balanced
         2009                                                     13         10.49         137           2.95     0.00      25.89
         2008 (ae)                                                 1          8.33          11           2.77     0.00     -16.67

      Flexible Bond
         2009                                                      3         11.69          38           4.30     0.00      13.22
         2008 (ae)                                               < 1         10.32           4           4.66     0.00       3.23

(ae) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              Total Accumulator Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series
   Sub-Accounts (continued):
      Forty Portfolio
         2009                                                     15  $       7.97  $      119           0.04     0.00%     46.33%
         2008 (ae)                                                 5          5.45          26           0.15     0.00     -45.53

      Enterprise (j)
         2009                                                      4          8.05          28           0.00     0.00      44.83
         2008 (ae)                                                 1          5.56           6           0.27     0.00     -44.44

      Global Life Sciences
         2009                                                      2          9.48          16           0.00%    0.00      25.79
         2008 (ae)                                               < 1          7.54           3           0.00     0.00     -24.61

      Global Technology
         2009                                                      2          9.39          21           0.00     0.00      57.09
         2008 (ae)                                                 1          5.97           4           0.13     0.00     -40.25

      Mid Cap Value
         2009                                                      3          9.51          26           0.64     0.00      33.69
         2008 (ae)                                                 1          7.12           8           1.49     0.00     -28.83

      Overseas (k)
         2009                                                     20          8.41         166           0.46     0.00      79.56
         2008 (ae)                                                 5          4.69          21           0.29     0.00     -53.15

      Research Core Portfolio (m)
         2009                                                      1          8.29          11           0.24     0.00      35.80
         2008 (ae)                                                 1          6.10           4           0.56     0.00     -38.97

Investments in the
   Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Balanced
         2009                                                      3          7.10          23           0.00     0.00      21.89
         2008 (ae)                                                 1          5.83           4           0.00     0.00     -41.72

      Oppenheimer Core Bond
         2009                                                      3          6.68          17           0.00     0.00       9.61
         2008 (ae)                                                 1          6.09           5           0.00     0.00     -39.09

      Oppenheimer Global Securities
         2009                                                      9          8.72          77           0.81     0.00      39.77
         2008 (ae)                                                 1          6.24           9           0.00     0.00     -37.60

(j)  Previously known as Mid Cap Growth
(k)  Previously known as International Growth
(m)  Previously known as Fundamental Equity
(ae) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              Total Accumulator Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
      Oppenheimer Main Street Small Cap Growth
         2009                                                      8  $       8.91  $       70           0.82%    0.00%     37.20%
         2008 (ae)                                                 1          6.49           8           0.52     0.00     -35.06

      Oppenheimer Strategic Bond
         2009                                                      2          9.88          20           0.35     0.00      18.83
         2008 (ae)                                                 1          8.31           8           0.00     0.00     -16.85

      Oppenheimer Value
         2009                                                      4          9.47          37           0.47     0.00      45.08
         2008 (ae)                                                 1          6.53           6          64.35     0.00     -34.70

Investments in the
   Panorama Series Fund, Inc.
   Sub-Accounts:
      Oppenheimer International Growth
         2009                                                      4          8.30          33           1.36     0.00      39.24
         2008 (ae)                                                 1          5.96           3           1.24     0.00     -40.39

Investments in the
   The Universal Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen's UIF Capital Growth (w)
         2009                                                      2          8.67          15           0.00     0.00      65.55
         2008 (ae)                                               < 1          5.24           1           0.19     0.00     -47.62

      Van Kampen's UIF Emerging Markets Equity (x)
         2009                                                     15          7.83         121           0.00     0.00      69.84
         2008 (ae)                                                 5          4.61          22           0.00     0.00     -53.93

      Van Kampen's UIF U.S. Mid Cap Value (z)
         2009                                                      2          8.47          13           1.20     0.00      39.21
         2008 (ae)                                                 1          6.09           4           0.87     0.00     -39.12

Investments in the
   Van Kampen Life Investment Trust
   Sub-Accounts:
      LIT Government
         2009                                                      1         10.27          11           6.78     0.00       0.98
         2008 (ae)                                               < 1         10.18         < 1           3.22     0.00       1.75

(w)  Previously known as Van Kampen UIF Capital Growth
(x)  Previously known as Van Kampen UIF Emerging Markets Equity
(z)  Previously known as Van Kampen UIF U.S. Mid Cap Value
(ae) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              Total Accumulator Policies (continued)
                                                              -------------------------------------------------------------------
                                                                       At December 31,           For the year ended December 31,
                                                              --------------------------------  ---------------------------------
                                                               Units  Accumulation  Net Assets    Investment   Expense    Total
                                                              (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                              ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Van Kampen Life Investment Trust
   Sub-Accounts (continued):
      LIT Growth and Income
         2009                                                      4  $       8.75  $       38           3.90%    0.00%     24.37%
         2008 (ae)                                               < 1          7.03           2           2.11     0.00     -29.68

(ae) For period beginning May 1, 2008 and ended December 31, 2008

                                     PART C

                                OTHER INFORMATION





Item 26. EXHIBITS

      (a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant (1)

      (b) Custodian Agreement (Not Applicable)

      (c) (i) Principal Underwriting Agreement (4)

            (ii) Form of  Selling Agreement (5)

            (iii) Schedule of Sales Commissions (3)

      (d) Form of the Investors Select Variable Universal Life Policy (3)

      (e) Application Form (2)

      (f) (1) Certificate of Incorporation of Lincoln Benefit (1)

      (2) By-laws of Lincoln Benefit (1)

      (g) Contracts of Reinsurance (6)

      (h) Fund Participation Agreements:

               (1) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company (1)

               (2) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

               (3) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund II and Fidelity Distributors Corporation (1)

               (4) (i) Participation Agreement between Scudder Variable Life Investment Fund and Lincoln Benefit Life Company(1)

                     (ii) Reimbursement Agreement by and between Scudder,
                      Stevens & Clark, Inc. and Lincoln Benefit Life Company (1)

                     (iii)Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Lincoln Benefit Financial Services (1)

               (5) Fund Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated Securities Corp. (1)

               (6) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company (7)

               (7) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust (8)

               (8) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company (1)

               (9)   (i) Form of Participation Agreement between Lincoln Benefit
                      Life Company and OCC Accumulation Trust (9)

                     (ii) Amendment to Participation Agreement among OCC Accumulation Trust, OCC Distributors, and Lincoln Benefit Life Company (10)

               (10) Form of Participation Agreement among Panorama Series Fund, Inc., Oppenheimer Funds, Inc., and Lincoln Benefit Life Company
               (7)

               (11) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company (7)

               (12) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC (9)

               (13) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company
               (7)

               (14) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company (7)

               (15) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Lincoln Benefit Life Company, and ALFS, Inc. (7)

               (16) Form of Participation Agreement between Salomon Brothers Variable Series Fund, Inc., Salomon Brothers Asset Management, Inc. and Lincoln Benefit Life Company. (9)

               (17) Form of Participation Agreement among Lincoln Benefit Life Company, Van Kampen Universal Institutional Funds, and Miller Anderson & Sherrerd, LLP. (9)

               (18) Form of Participation Agreement between Financial Investors
                    Variable Insurance Trust and Lincoln Benefit Life
                    Company.(14)

      (i) Administrative Contracts (Not Applicable)

      (j) Other Material Contracts (Not Applicable)

      (k) Opinion and Consent of Counsel (3)

      (l) Actuarial Opinion and Consent (11)

      (m) Sample Calculations (11)

      (n) Consent of Independent Registered Public Accounting Firm (filed herewith)

      (o) Omitted financial statements (Not applicable)

      (p) Initial Capital Arrangements (Not Applicable)

      (q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii) (3)

      (r) Table of Surrender Charge Factors and Percentages (11)

      (99)(a) Powers of Attorney for Matthew E. Winter, Mark A. Green, Judith P. Greffin (filed herewith)

-----------------------

(1) Incorporated by reference from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).

(2) Incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 33-67386, filed April 30, 1997.

(3) Incorporated by reference from Post-Effective Amendment #9 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life, File No. 33-67386, filed April 28, 1998.

(4) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed January 22, 1999 (File No. 333-47717).

(5) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545, 811-7924).

(6) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545, 811-7924).

(7) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).

(8) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 (File No. 333-82427, 811-7924).

(9) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427, 811-7924).

(10) Incorporated by reference from Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427, 811-7924).

(11) Incorporated by reference from Post-Effective Amendment No. 16 on Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 22, 2003 (File No. 33-67386, 811-9154).

(12) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 33-67386, 811-9154, filed April 20, 2006.

(13) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Company Variable Life Account, File No. 33-67386, 811-9154, filed April 20, 2007.

(14) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Company Variable Life Account, File No. 33-67386, 811-9154, filed April 30, 2009.





Item 27. EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

         Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.

NAME                                POSITION/OFFICE WITH DEPOSITOR
Matthew E. Winter                   Director, Chairman of the Board and Chief Executive Officer
Lawrence W. Dahl                    Director, President and Chief Operating Officer
Matthew S. Easley                   Director, Vice President
Susan L. Lees                       Director, Sr. Vice President, General Counsel and Secretary
John C. Pintozzi                    Director, Sr. Vice President and Chief Financial Officer
Mark A. Green                       Sr. Vice President
Judith P. Greffin                   Sr. Vice President
Dean M. Way                         Sr. Vice President and Illustration Actuary
Samuel H. Pilch                     Group Vice President and Controller
Richard C. Crist, Jr.               Vice President and Chief Privacy Officer
D. Scott Harper                     Vice President
Steven C. Verney                    Treasurer
Sarah R. Donahue                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Keith A. Hauschildt                 Assistant Vice President and Chief Compliance Officer
Maria D. McNitt                     Assistant Vice President
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Richard Zaharias                    Assistant Vice President
William F. Emmons                   Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Mario Rizzo                         Assistant Treasurer
Errol Cramer                        Appointed Actuary






Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed February 25, 2010.





Item 29: INDEMNIFICATION

         The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

         The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

         Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.





Item 30. PRINCIPAL UNDERWRITERS

         ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

         Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

         ALFS also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

Allstate Financial Advisors Separate Account I Allstate Life Variable Life Separate Account A Allstate Life of New York Separate Account A Allstate Life of New York Variable Life Separate Account A Charter National Variable Annuity Account Intramerica Variable Annuity Account


The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

Name                                     Position with Distributor
ROBERT K. BECKER                         DIRECTOR
LAWRENCE W. DAHL                         DIRECTOR, CHAIRMAN OF THE BOARD, PRESIDENT AND CHIEF EXECUTIVE OFFICER
MATTHEW S. EASLEY                        DIRECTOR
MARIBEL V. GERSTNER                      DIRECTOR
RICHARD C. CRIST, JR.                    VICE PRESIDENT AND CHIEF PRIVACY OFFICER
MARIAN GOLL                              VICE PRESIDENT, TREASURER AND FINANCIAL OPERATIONS PRINCIPAL
ALLEN R. REED                            VICE PRESIDENT AND GENERAL COUNSEL
SUSAN L. LEES                            SECRETARY
DANA GOLDSTEIN                           CHIEF COMPLIANCE OFFICER
WILLIAM F. EMMONS                        ASSISTANT SECRETARY
MARY J. MCGINN                           ASSISTANT SECRETARY
MARIO RIZZO                              ASSISTANT TREASURER
STEVEN C. VERNEY                         ASSISTANT TREASURER






Item 31. LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

         Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.





Item 32. MANAGEMENT SERVICES

         None.





Item 33. REPRESENTATION OF REASONABLENESS OF FEES

         Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.





                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on April 16, 2010.



                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                                  (Registrant)



                        By: Lincoln Benefit Life Company





                           * By: /s/ Lawrence W. Dahl

                ------------------------------------------------

                                Lawrence W. Dahl

                      President and Chief Operating Officer







                          LINCOLN BENEFIT LIFE COMPANY

                                   (Depositor)





                            *By: /s/ Lawrence W. Dahl

                ------------------------------------------------

                                Lawrence W. Dahl

                      President and Chief Operating Officer



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April 16, 2010.



(Signature)                                                    (Title)

*/s/ Matthew E. Winter                                          Director, Chairman of the Board
----------------------
Matthew E. Winter                                                & Chief Executive Officer
(Principal Executive Officer)


*/s/ Lawrence W. Dahl                                           Director, President
---------------------
Lawrence W. Dahl                                                & Chief Operating Officer
(Principal Executive Officer)


*/s/ Samuel H. Pilch                                            Group Vice President & Controller
--------------------
Samuel H. Pilch
(Principal Accounting Officer)


*/s/ Steven C. Verney                                           Treasurer
---------------------
Steven C. Verney
(Principal Financial Officer)


*/s/ Matthew S. Easley                                          Director, Senior Vice President
----------------------
Matthew S. Easley


/s/ Susan L. Lees                                               Director, Senior Vice President,
-----------------
Susan L. Lees                                                   General Counsel and Secretary


*/s/ John C. Pintozzi                                           Director, Senior Vice President and
---------------------
John C. Pintozzi                                                Chief Financial Officer


*/s/ Mark A. Green                                              Senior Vice President
------------------
Mark A. Green


*/s/ Judith P. Greffin                                          Senior Vice President
Judith P. Greffin


*By Susan L. Lees, pursuant to Power of Attorney.





                                INDEX TO EXHIBITS

                    FOR POST-EFFECTIVE AMENDMENT ON FORM N-6

                      TO REGISTRATION STATEMENT ON FORM S-6

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

EXHIBIT NO.                                                                                      SEQUENTIAL PAGE NO.
(n)             Consent of Independent Registered Public Accounting Firm
99(a)           Powers of Attorney for Matthew E. Winter, Mark A. Green, Judith P. Greffin